UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2015

Cornerstone Aggressive Fund
Cornerstone Conservative Fund
Cornerstone Equity Fund
Cornerstone Moderately Aggressive Fund
Cornerstone Moderately Conservative Fund
Cornerstone Moderate Fund
Emerging Markets Fund Shares
Emerging Markets Fund Adviser Shares
Emerging Markets Fund Institutional Shares
Government Securities Fund Shares
Government Securities Fund Adviser Shares
Government Securities Fund Institutional Shares
Growth and Tax Strategy Fund
International Fund Shares
International Fund Adviser Shares
International Fund Institutional Shares
Managed Allocation Fund
Precious Metals and Minerals Fund Shares
Precious Metals and Minerals Fund Adviser Shares
Precious Metals and Minerals Fund Institutional Shares
Treasury Money Market Trust
World Growth Fund Shares
World Growth Fund Adviser Shares
World Growth Fund Institutional Shares



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE AGGRESSIVE FUND
AUGUST 31, 2015

                                                                      (Form N-Q)

97458-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE AGGRESSIVE FUND
August 31, 2015 (unaudited)

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (47.0%)

            COMMON STOCKS (29.9%)

            CONSUMER DISCRETIONARY (4.6%)
            -----------------------------
            ADVERTISING (0.3%)
     9,900  Omnicom Group, Inc.                                              $      663
                                                                             ----------
            APPAREL RETAIL (0.3%)
     9,800  TJX Companies, Inc.                                                     689
                                                                             ----------
            AUTO PARTS & EQUIPMENT (1.0%)
     6,300  BorgWarner, Inc.                                                        275
    20,700  Johnson Controls, Inc.                                                  852
    15,800  Magna International, Inc.                                               777
                                                                             ----------
                                                                                  1,904
                                                                             ----------
            AUTOMOBILE MANUFACTURERS (0.2%)
    22,000  Ford Motor Co.                                                          305
                                                                             ----------
            AUTOMOTIVE RETAIL (0.1%)
     2,500  CarMax, Inc.*                                                           153
                                                                             ----------
            BROADCASTING (0.3%)
    13,600  CBS Corp. "B"                                                           615
                                                                             ----------
            GENERAL MERCHANDISE STORES (0.3%)
     9,100  Dollar General Corp.                                                    678
                                                                             ----------
            HOME IMPROVEMENT RETAIL (0.2%)
     2,600  Home Depot, Inc.                                                        303
                                                                             ----------
            HOTELS, RESORTS & CRUISE LINES (1.7%)
    20,100  Carnival Corp.                                                          990
     5,000  Hilton Worldwide Holdings, Inc.                                         124
    28,300  Norwegian Cruise Line Holdings Ltd.*                                  1,630
     7,400  Royal Caribbean Cruises Ltd.                                            652
                                                                             ----------
                                                                                  3,396
                                                                             ----------
            SPECIALIZED CONSUMER SERVICES (0.2%)
    11,300  H&R Block, Inc.                                                         384
                                                                             ----------
            Total Consumer Discretionary                                          9,090
                                                                             ----------
            CONSUMER STAPLES (1.2%)
            -----------------------
            DRUG RETAIL (0.6%)
     3,250  CVS Health Corp.                                                        333
    10,800  Walgreens Boots Alliance, Inc.                                          934
                                                                             ----------
                                                                                  1,267
                                                                             ----------
            FOOD RETAIL (0.2%)
    10,000  Kroger Co.                                                              345
                                                                             ----------

================================================================================

1  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (0.2%)
     5,400  Procter & Gamble Co.                                             $      382
                                                                             ----------
            SOFT DRINKS (0.2%)
     3,500  PepsiCo, Inc.                                                           325
                                                                             ----------
            Total Consumer Staples                                                2,319
                                                                             ----------
            ENERGY (2.0%)
            -------------
            INTEGRATED OIL & GAS (0.8%)
     3,350  Chevron Corp.                                                           271
    17,620  Occidental Petroleum Corp.                                            1,287
                                                                             ----------
                                                                                  1,558
                                                                             ----------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
    12,340  Halliburton Co.                                                         485
     6,500  Schlumberger Ltd.                                                       503
                                                                             ----------
                                                                                    988
                                                                             ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
     7,500  Anadarko Petroleum Corp.                                                537
     6,328  California Resources Corp.                                               25
     1,800  Cimarex Energy Co.                                                      199
     4,400  ConocoPhillips                                                          216
     2,000  EOG Resources, Inc.                                                     157
    15,000  Marathon Oil Corp.                                                      259
                                                                             ----------
                                                                                  1,393
                                                                             ----------
            Total Energy                                                          3,939
                                                                             ----------
            FINANCIALS (4.3%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     3,600  Ameriprise Financial, Inc.                                              406
    12,900  Bank of New York Mellon Corp.                                           513
                                                                             ----------
                                                                                    919
                                                                             ----------
            CONSUMER FINANCE (0.5%)
    12,620  Capital One Financial Corp.                                             981
                                                                             ----------
            DIVERSIFIED BANKS (2.5%)
   135,200  Bank of America Corp.                                                 2,209
    18,210  Citigroup, Inc.                                                         974
    22,110  JPMorgan Chase & Co.                                                  1,418
     5,330  Wells Fargo & Co.                                                       284
                                                                             ----------
                                                                                  4,885
                                                                             ----------
            REGIONAL BANKS (0.9%)
    38,700  Fifth Third Bancorp                                                     771
    74,500  KeyCorp                                                               1,023
                                                                             ----------
                                                                                  1,794
                                                                             ----------
            Total Financials                                                      8,579
                                                                             ----------
            HEALTH CARE (5.5%)
            ------------------
            BIOTECHNOLOGY (1.1%)
     3,900  Amgen, Inc.                                                             592
    15,350  Gilead Sciences, Inc.                                                 1,613
                                                                             ----------
                                                                                  2,205
                                                                             ----------
            HEALTH CARE DISTRIBUTORS (0.3%)
     8,010  Cardinal Health, Inc.                                                   659
                                                                             ----------
            HEALTH CARE EQUIPMENT (1.1%)
    29,400  Hologic, Inc.*                                                        1,141

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                                                   Portfolio Of Investments |  2

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
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
    13,400  Medtronic plc                                                    $      969
                                                                             ----------
                                                                                  2,110
                                                                             ----------
            HEALTH CARE TECHNOLOGY (0.2%)
    12,500  Veeva Systems, Inc. "A"*                                                324
                                                                             ----------
            MANAGED HEALTH CARE (0.1%)
     2,700  UnitedHealth Group, Inc.                                                312
                                                                             ----------
            PHARMACEUTICALS (2.7%)
    34,100  AbbVie, Inc.                                                          2,128
     1,200  Allergan plc*                                                           365
     3,790  Johnson & Johnson                                                       356
    18,800  Merck & Co., Inc.                                                     1,012
    43,076  Pfizer, Inc.                                                          1,388
                                                                             ----------
                                                                                  5,249
                                                                             ----------
            Total Health Care                                                    10,859
                                                                             ----------
            INDUSTRIALS (3.9%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
     4,900  Honeywell International, Inc.                                           486
     1,500  Raytheon Co.                                                            154
     1,500  TransDigm Group, Inc.*                                                  345
                                                                             ----------
                                                                                    985
                                                                             ----------
            AIRLINES (0.6%)
    22,000  Southwest Airlines Co.                                                  807
     6,700  United Continental Holdings, Inc.*                                      382
                                                                             ----------
                                                                                  1,189
                                                                             ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    12,250  Eaton Corp. plc                                                         699
                                                                             ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     6,600  Republic Services, Inc.                                                 270
                                                                             ----------
            INDUSTRIAL CONGLOMERATES (1.8%)
     6,400  Carlisle Companies, Inc.                                                644
   121,180  General Electric Co.                                                  3,008
                                                                             ----------
                                                                                  3,652
                                                                             ----------
            INDUSTRIAL MACHINERY (0.4%)
     7,000  Stanley Black & Decker, Inc.                                            711
                                                                             ----------
            RAILROADS (0.1%)
     2,200  Kansas City Southern                                                    204
                                                                             ----------
            Total Industrials                                                     7,710
                                                                             ----------
            INFORMATION TECHNOLOGY (6.5%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (1.0%)
    68,000  Cisco Systems, Inc.                                                   1,760
     3,500  QUALCOMM, Inc.                                                          198
                                                                             ----------
                                                                                  1,958
                                                                             ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
     1,200  Alliance Data Systems Corp.*                                            309
     5,500  MasterCard, Inc. "A"                                                    508
     6,600  Visa, Inc. "A"                                                          470
                                                                             ----------
                                                                                  1,287
                                                                             ----------
            INTERNET SOFTWARE & SERVICES (1.0%)
     7,700  Facebook, Inc. "A"*                                                     689
     1,945  Google, Inc. "A"*                                                     1,260
                                                                             ----------
                                                                                  1,949
                                                                             ----------

================================================================================

3  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (0.6%)
    51,000  Applied Materials, Inc.                                          $      820
     5,400  Lam Research Corp.                                                      393
                                                                             ----------
                                                                                  1,213
                                                                             ----------
            SEMICONDUCTORS (0.2%)
     6,490  Intel Corp.                                                             185
    18,000  Micron Technology, Inc.*                                                296
                                                                             ----------
                                                                                    481
                                                                             ----------
            SYSTEMS SOFTWARE (1.2%)
    34,200  Microsoft Corp.                                                       1,488
    22,400  Oracle Corp.                                                            831
                                                                             ----------
                                                                                  2,319
                                                                             ----------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.8%)
    16,415  Apple, Inc.                                                           1,851
    25,200  Hewlett-Packard Co.                                                     707
     7,500  Seagate Technology plc                                                  386
     7,700  Western Digital Corp.                                                   631
                                                                             ----------
                                                                                  3,575
                                                                             ----------
            Total Information Technology                                         12,782
                                                                             ----------
            MATERIALS (0.9%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
     1,600  LyondellBasell Industries N.V. "A"                                      136
                                                                             ----------
            DIVERSIFIED CHEMICALS (0.3%)
    44,200  Huntsman Corp.                                                          731
                                                                             ----------
            DIVERSIFIED METALS & MINING (0.3%)
    53,100  Freeport-McMoRan, Inc.                                                  565
                                                                             ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     2,700  CF Industries Holdings, Inc.                                            155
                                                                             ----------
            PAPER PACKAGING (0.1%)
     7,900  Bemis Co., Inc.                                                         335
                                                                             ----------
            Total Materials                                                       1,922
                                                                             ----------
            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    16,161  Verizon Communications, Inc.                                            744
                                                                             ----------
            UTILITIES (0.6%)
            ----------------
            ELECTRIC UTILITIES (0.6%)
    14,500  Edison International                                                    848
     3,100  NextEra Energy, Inc.                                                    305
                                                                             ----------
                                                                                  1,153
                                                                             ----------
            Total Utilities                                                       1,153
                                                                             ----------
            Total Common Stocks (cost: $56,413)                                  59,097
                                                                             ----------
            PREFERRED STOCKS (0.9%)

            CONSUMER STAPLES (0.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
     8,000  CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual            227

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
     2,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)  $       211
                                                                                        -----------
                                                                                                438
                                                                                        -----------
            Total Consumer Staples                                                              438
                                                                                        -----------
            ENERGY (0.3%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
       300  Chesapeake Energy Corp., 5.75%, perpetual(a)                                        132
                                                                                        -----------
                                                                                                132
                                                                                        -----------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       150  Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)                           137
    10,645  NuStar Logistics, LP, 7.63%                                                         279
                                                                                        -----------
                                                                                                416
                                                                                        -----------
            Total Energy                                                                        548
                                                                                        -----------
            FINANCIALS (0.2%)
            -----------------
            LIFE & HEALTH INSURANCE (0.1%)
    12,000  Delphi Financial Group, Inc., 7.38%, cumulative redeemable                          301
                                                                                        -----------
            REGIONAL BANKS (0.1%)
       235  M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                             240
                                                                                        -----------
            Total Financials                                                                    541
                                                                                        -----------
            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     8,000  Qwest Corp., 7.50%                                                                  214
                                                                                        -----------
            Total Preferred Stocks (cost: $1,837)                                             1,741
                                                                                        -----------
            EXCHANGE-TRADED FUNDS (14.3%)
    78,500  iShares Core S&P 500 ETF                                                         15,602
    18,100  iShares Core S&P Mid-Cap ETF                                                      2,563
     3,900  iShares Core S&P Small-Cap ETF                                                      432
    28,600  PowerShares DB Commodity Index Tracking Fund*                                       449
     8,990  SPDR S&P 500 ETF Trust                                                            1,777
    30,800  Vanguard Mid-Cap ETF                                                              3,766
    35,000  Vanguard Small-Cap Value ETF                                                      3,557
                                                                                        -----------
            Total Exchange-Traded Funds (cost: $27,375)                                      28,146
                                                                                        -----------
            FIXED-INCOME EXCHANGE-TRADED FUNDS (1.9%)
    17,500  iShares 20+ Year Treasury Bond ETF                                                2,125
     6,700  iShares 7-10 Year Treasury Bond ETF                                                 712
    11,500  iShares iBoxx High Yield Corporate Bond ETF                                         992
                                                                                        -----------
            Total Fixed-Income Exchange-Traded Funds (cost: $3,868)                           3,829
                                                                                        -----------
            Total U.S. Equity Securities (cost: $89,493)                                     92,813
                                                                                        -----------

================================================================================

5  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
            INTERNATIONAL EQUITY SECURITIES (32.6%)

            COMMON STOCKS (1.4%)

            ENERGY (0.3%)
            -------------
            INTEGRATED OIL & GAS (0.3%)
    13,000  Royal Dutch Shell plc ADR "A"                                    $      688
                                                                             ----------
            FINANCIALS (0.1%)
            -----------------
            PROPERTY & CASUALTY INSURANCE (0.1%)
     3,500  XL Group plc                                                            130
                                                                             ----------
            HEALTH CARE (0.8%)
            ------------------
            PHARMACEUTICALS (0.8%)
    13,500  Novartis AG ADR                                                       1,313
     9,000  Roche Holdings Ltd. ADR                                                 307
                                                                             ----------
                                                                                  1,620
                                                                             ----------
            Total Health Care                                                     1,620
                                                                             ----------
            INFORMATION TECHNOLOGY (0.2%)
            -----------------------------
            SEMICONDUCTORS (0.2%)
     4,972  NXP Semiconductors N.V.*                                                421
                                                                             ----------
            Total Common Stocks (cost: $2,704)                                    2,859
                                                                             ----------
            EXCHANGE-TRADED FUNDS (31.2%)
    14,112  EGShares Emerging Markets Consumer ETF                                  320
   398,000  iShares Core MSCI EAFE ETF                                           21,954
   160,700  iShares Core MSCI Emerging Markets ETF                                6,539
    40,200  iShares Currency Hedged MSCI EAFE ETF                                 1,027
   160,893  iShares MSCI EAFE ETF                                                 9,649
    25,000  iShares MSCI EAFE Minimum Volatility ETF                              1,593
   104,100  iShares MSCI Japan ETF                                                1,262
     4,140  iShares MSCI Philippines ETF                                            144
    14,236  iShares MSCI Turkey ETF                                                 544
     7,300  PowerShares FTSE RAFI Developed Markets Portfolio                       276
    96,600  PowerShares FTSE RAFI Emerging Markets Portfolio                      1,509
    47,900  Schwab Fundamental International Large Co. Index ETF                  1,201
     6,200  SPDR S&P China ETF                                                      432
    14,790  SPDR S&P Emerging Markets SmallCap ETF                                  550
    88,500  Vanguard FTSE Developed Markets ETF                                   3,303
   123,300  Vanguard FTSE European ETF                                            6,354
     8,244  WisdomTree Emerging Markets Equity Income Fund                          300
    16,645  WisdomTree Emerging Markets SmallCap Dividend Fund                      609
    22,200  WisdomTree Europe Hedged Equity ETF                                   1,279
    55,907  WisdomTree India Earnings Fund                                        1,099
    29,900  WisdomTree Japan Hedged Equity Index Fund                             1,563
                                                                             ----------
            Total Exchange-Traded Funds (cost: $64,880)                          61,507
                                                                             ----------
            Total International Equity Securities (cost: $67,584)                64,366
                                                                             ----------
            PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.8%)

            GOLD (0.1%)

            NORTH AMERICAN GOLD COMPANIES (0.1%)
    13,000  Goldcorp, Inc.                                                          180
                                                                             ----------

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                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                    COUPON                                    VALUE
(000)         SECURITY                                                      RATE          MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (1.7%)
    24,300    First Trust Global Tactical Commodity Strategy Fund*                                            $       550
    51,700    Market Vectors Gold Miners ETF                                                                          730
    50,600    United States Commodity Index Fund*                                                                   2,152
                                                                                                              -----------
              Total Exchange-Traded Funds                                                                           3,432
                                                                                                              -----------
              Total Precious Metals and Commodity-Related Securities (cost: $4,362)                                 3,612
                                                                                                              -----------
              GLOBAL REAL ESTATE EQUITY SECURITIES (0.2%)

              PREFERRED STOCKS (0.2%)

              REITs - MORTGAGE (0.1%)
              -----------------------
     8,000    Arbor Realty Trust, Inc., 7.38%                                                                         189
                                                                                                              -----------
              REITs - OFFICE (0.1%)
              ---------------------
     4,000    Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                                  102
                                                                                                              -----------
              Total Preferred Stocks (cost: $297)                                                                     291
                                                                                                              -----------
              Total Global Real Estate Equity Securities (cost: $297)                                                 291
                                                                                                              -----------

              BONDS (13.8%)

              CORPORATE OBLIGATIONS (5.5%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              DEPARTMENT STORES (0.1%)
$      100    J.C. Penney Corp., Inc.(b)                                    6.00%        5/22/2018                    100
                                                                                                              -----------
              PUBLISHING (0.0%)
        97    Cengage Learning Acquisitions, Inc.(b)                        7.00         3/31/2020                     97
                                                                                                              -----------
              SPECIALTY STORES (0.3%)
       200    Guitar Center, Inc.(a)                                        6.50         4/15/2019                    189
       300    Staples, Inc.(b),(c)                                          3.50         4/07/2021                    299
       150    Toys R Us Property Co. II, LLC                                8.50        12/01/2017                    146
                                                                                                              -----------
                                                                                                                      634
                                                                                                              -----------
              Total Consumer Discretionary                                                                            831
                                                                                                              -----------
              CONSUMER STAPLES (0.1%)
              -----------------------
              PACKAGED FOODS & MEAT (0.1%)
       100    J. M. Smucker Co.(a)                                          4.38         3/15/2045                     93
        50    Post Holdings, Inc.(a)                                        8.00         7/15/2025                     52
                                                                                                              -----------
                                                                                                                      145
                                                                                                              -----------
              Total Consumer Staples                                                                                  145
                                                                                                              -----------
              ENERGY (0.7%)
              -------------
              OIL & GAS DRILLING (0.0%)
       261    Schahin II Finance Co. SPV Ltd.(a)                            5.88         9/25/2023                     89
                                                                                                              -----------

================================================================================

7  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                    COUPON                                    VALUE
(000)         SECURITY                                                      RATE          MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
$      100    American Energy - Permian Basin, LLC(a)                       7.38%       11/01/2021            $        51
       200    Newfield Exploration Co.                                      5.38         1/01/2026                    187
                                                                                                              -----------
                                                                                                                      238
                                                                                                              -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.6%)
       350    DCP Midstream, LLC(a)                                         5.85         5/21/2043                    269
       200    Enbridge Energy Partners, LP                                  8.05        10/01/2077                    201
       300    Energy Transfer Partners, LP                                  3.32(d)     11/01/2066                    226
       200    Enterprise Products Operating, LLC                            7.00         6/01/2067                    184
       100    Martin Midstream Partners, LP                                 7.25         2/15/2021                     94
       190    Southern Union Co.                                            3.32(d)     11/01/2066                    124
                                                                                                              -----------
                                                                                                                    1,098
                                                                                                              -----------
              Total Energy                                                                                          1,425
                                                                                                              -----------
              FINANCIALS (2.6%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
       200    Prospect Capital Corp.                                        5.00         7/15/2019                    207
       200    State Street Capital Trust IV                                 1.29(d)      6/01/2077                    171
       200    Walter Investment Management Corp.                            7.88        12/15/2021                    183
                                                                                                              -----------
                                                                                                                      561
                                                                                                              -----------
              DIVERSIFIED BANKS (0.1%)
       200    JPMorgan Chase Capital XXI                                    1.25(d)      1/15/2087                    159
                                                                                                              -----------
              LIFE & HEALTH INSURANCE (0.5%)
       300    Lincoln National Corp.                                        7.00         5/17/2066                    256
       200    MetLife, Inc.                                                 6.40        12/15/2066                    220
       200    Prudential Financial, Inc.                                    5.63         6/15/2043                    206
       350    StanCorp Financial Group, Inc.                                6.90         6/01/2067                    320
                                                                                                              -----------
                                                                                                                    1,002
                                                                                                              -----------
              MULTI-LINE INSURANCE (0.5%)
       325    Genworth Holdings, Inc.                                       6.15        11/15/2066                    165
       500    Glen Meadow Pass-Through Trust(a)                             6.51         2/12/2067                    434
       300    Nationwide Mutual Insurance Co.(a)                            2.58(d)     12/15/2024                    301
                                                                                                              -----------
                                                                                                                      900
                                                                                                              -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
       250   GE Capital Trust I                                             6.38        11/15/2067                    268
        50   General Electric Capital Corp.                                 6.38        11/15/2067                     53
                                                                                                              -----------
                                                                                                                      321
                                                                                                              -----------
             PROPERTY & CASUALTY INSURANCE (0.6%)
       200   Allstate Corp.                                                 5.75         8/15/2053                    206
       200   AmTrust Financial Services, Inc.                               6.13         8/15/2023                    207
       200   HSB Group, Inc.(e)                                             1.20(d)      7/15/2027                    126
       250   Ironshore Holdings, Inc.(a)                                    8.50         5/15/2020                    292
       395   Oil Insurance Ltd.(a)                                          3.26(d)              -(f)                 341
       100   Progressive Corp.                                              6.70         6/15/2067                    102
                                                                                                              -----------
                                                                                                                    1,274
                                                                                                              -----------
             REAL ESTATE DEVELOPMENT (0.1%)
       200   Forestar USA Real Estate Group, Inc.(a)                        8.50         6/01/2022                    209
                                                                                                              -----------
             REGIONAL BANKS (0.3%)
       200   Compass Bank                                                   3.88         4/10/2025                    187
       175   Cullen/Frost Capital Trust II                                  1.83(d)      3/01/2034                    156
        50   First Maryland Capital Trust I                                 1.29(d)      1/15/2027                     44
       200   SunTrust Capital I                                             0.99(d)      5/15/2027                    172
                                                                                                              -----------
                                                                                                                      559
                                                                                                              -----------
             THRIFTS & MORTGAGE FINANCE (0.0%)
       100   Ocwen Financial Corp.(a)                                       7.13         5/15/2019                     91
                                                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                    COUPON                                    VALUE
(000)(k)      SECURITY                                                      RATE          MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------------------
              Total Financials                                                                                $     5,076
                                                                                                              -----------
              INDUSTRIALS (0.5%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
$      350    Constellis Holdings, LLC & Constellis Finance Corp.(a)        9.75%        5/15/2020                    331
       100    Moog, Inc.(a)                                                 5.25        12/01/2022                    101
                                                                                                              -----------
                                                                                                                      432
                                                                                                              -----------
              AIRLINES (0.0%)
        56    Continental Airlines, Inc. "B" Pass-Through Trust             6.25        10/11/2021                     58
                                                                                                              -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
       100    Artesyn Embedded Technologies, Inc.(a)                        9.75        10/15/2020                     99
                                                                                                              -----------
              MARINE (0.1%)
       100    Navios Maritime Holdings, Inc.(a)                             7.38         1/15/2022                     83
                                                                                                              -----------
              RAILROADS (0.1%)
       150    Florida East Coast Holdings Corp.(a)                          6.75         5/01/2019                    151
                                                                                                              -----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
        75    ILFC E-Capital Trust I(a)                                     4.69(d)     12/21/2065                     71
                                                                                                              -----------
              Total Industrials                                                                                       894
                                                                                                              -----------
              INFORMATION TECHNOLOGY (0.0%)
              -----------------------------
              SYSTEMS SOFTWARE (0.0%)
       100    Italics Merger Sub, Inc.(a)                                   7.13         7/15/2023                     97
                                                                                                              -----------
              MATERIALS (0.1%)
              ----------------
              DIVERSIFIED METALS & MINING (0.1%)
       200    Freeport-McMoRan, Inc.                                        5.45         3/15/2043                    143
                                                                                                              -----------
              GOLD (0.0%)
CAD  1,250    Allied Nevada Gold Corp.(a),(g)                               8.75         6/01/2019                     57
                                                                                                              -----------
              Total Materials                                                                                         200
                                                                                                              -----------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
       100    GCI, Inc.                                                     6.88         4/15/2025                    103
                                                                                                              -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.0%)
       100    Sprint Corp.                                                  7.13         6/15/2024                     93
                                                                                                              -----------
              Total Telecommunication Services                                                                        196
                                                                                                              -----------
              UTILITIES (1.0%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
       200    NextEra Energy Capital Holdings, Inc.                         6.35        10/01/2066                    161
       174    NextEra Energy Capital Holdings, Inc.                         6.65         6/15/2067                    145
        50    NextEra Energy Capital Holdings, Inc.                         7.30         9/01/2067                     50
       300    PPL Capital Funding, Inc.                                     6.70         3/30/2067                    256
       251    Texas Competitive Electric Holdings Co., LLC(b)               4.67        10/10/2017                    115
                                                                                                              -----------
                                                                                                                      727
                                                                                                              -----------
              MULTI-UTILITIES (0.6%)
        50    Dominion Resources, Inc.                                      7.50         6/30/2066                     45
       150    Dominion Resources, Inc.                                      2.58(d)      9/30/2066                    131
       300    Integrys Energy Group, Inc.                                   6.11        12/01/2066                    258
       500    Puget Sound Energy, Inc.                                      6.97         6/01/2067                    439

================================================================================

9  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                    COUPON                                    VALUE
(000)         SECURITY                                                      RATE          MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------------------
$      500    WEC Energy Group, Inc.                                        6.25%        5/15/2067            $       435
                                                                                                              -----------
                                                                                                                    1,308
                                                                                                              -----------
              Total Utilities                                                                                       2,035
                                                                                                              -----------
              Total Corporate Obligations (cost: $12,061)                                                          10,899
                                                                                                              -----------
              EURODOLLAR AND YANKEE OBLIGATIONS (2.1%)

              ENERGY (0.1%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
       400    TransCanada PipeLines Ltd.                                    6.35         5/15/2067                    337
                                                                                                              -----------
              FINANCIALS (0.8%)
              -----------------
              DIVERSIFIED BANKS (0.3%)
       100    Barclays Bank plc                                             0.69(d)              -(f)                  64
       100    Barclays Bank plc                                             0.69(d)              -(f)                  65
        50    Barclays Bank plc(a)                                          7.70                 -(f)                  55
       100    HSBC Bank plc                                                 0.60(d)              -(f)                  63
       300    HSBC Bank plc                                                 0.75(d)              -(f)                 189
       400    Lloyds Bank plc                                               0.69(d)              -(f)                 254
                                                                                                              -----------
                                                                                                                      690
                                                                                                              -----------
              LIFE & HEALTH INSURANCE (0.2%)
       370    Great-West Life & Annuity Insurance Capital, LP(a)            7.15         5/16/2046                    378
                                                                                                              -----------
              MULTI-LINE INSURANCE (0.1%)
       150    ZFS Finance USA Trust V(a)                                    6.50         5/09/2067                    156
                                                                                                              -----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
       200    QBE Capital Funding III Ltd.(a)                               7.25         5/24/2041                    221
                                                                                                              -----------
              REINSURANCE (0.1%)
       100    Swiss Re Capital I, LP(a)                                     6.85                 -(f)                 102
                                                                                                              -----------
              Total Financials                                                                                      1,547
                                                                                                              -----------
              GOVERNMENT (0.1%)
              -----------------
              FOREIGN GOVERNMENT (0.1%)
       200    Italy Government International Bond                           5.38         6/15/2033                    229
                                                                                                              -----------
              INDUSTRIALS (0.1%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.1%)
       150    Hutchison Whampoa International Ltd.(a)                       6.00(d)              -(f)                 151
                                                                                                              -----------
              MATERIALS (0.6%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
       200    Braskem Finance Ltd.                                          6.45         2/03/2024                    182
                                                                                                              -----------
              DIVERSIFIED METALS & MINING (0.0%)
       100    Vedanta Resources plc(a)                                      6.00         1/31/2019                     88
                                                                                                              -----------
              GOLD (0.5%)
       400    Kinross Gold Corp.                                            5.95         3/15/2024                    340
       300    Newcrest Finance Proprietary Ltd.(a)                          4.45        11/15/2021                    281
       300    St. Barbara Ltd.(a)                                           8.88         4/15/2018                    280
                                                                                                              -----------
                                                                                                                      901
                                                                                                              -----------
              Total Materials                                                                                       1,171
                                                                                                              -----------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
       200    EDP Finance B.V.(a)                                           4.13         1/15/2020                    201

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                    COUPON                                    VALUE
(000)         SECURITY                                                      RATE          MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------------------
$      250    Electricite De France S.A.(a)                                 5.25%                -(f)         $       254
       300    Enel S.p.A.(a)                                                8.75         9/24/2073                    351
                                                                                                              -----------
                                                                                                                      806
                                                                                                              -----------
              Total Utilities                                                                                         806
                                                                                                              -----------
              Total Eurodollar and Yankee Obligations (cost: $4,265)                                                4,241
                                                                                                              -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)

              FINANCIALS (0.2%)
              -----------------
        89    Sequoia Mortgage Trust                                        1.10(d)      9/20/2033                     78
       267    Structured Asset Mortgage Investments, Inc.                   0.70(d)      7/19/2035                    244
        82    Wells Fargo Mortgage Backed Securities Trust                  2.67(d)      4/25/2035                     79
                                                                                                              -----------
              Total Financials                                                                                        401
                                                                                                              -----------
              Total Collateralized Mortgage Obligations (cost: $404)                                                  401
                                                                                                              -----------
              COMMERCIAL MORTGAGE SECURITIES (2.0%)

              FINANCIALS (2.0%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (2.0%)
       100    Banc of America Commercial Mortgage, Inc.                     6.04         7/10/2044                    102
       100    Banc of America Commercial Mortgage, Inc.                     5.42        10/10/2045                    102
       200    Banc of America Commercial Mortgage, Inc.                     6.47         2/10/2051                    210
        50    Bear Stearns Commercial Mortgage Securities,
                 Inc.                                                       5.64        12/11/2040                     49
       200    Bear Stearns Commercial Mortgage Securities,
                 Inc.(a)                                                    5.66         9/11/2041                    196
        50    Bear Stearns Commercial Mortgage Securities,
                 Inc.                                                       5.60        10/12/2041                     50
       200    CD Commercial Mortgage Trust                                  5.69        10/15/2048                    191
        50    Citigroup Commercial Mortgage Trust                           5.97         3/15/2049                     51
        50    Citigroup Commercial Mortgage Trust                           6.35        12/10/2049                     47
       350    Commercial Mortgage Trust                                     5.38        12/10/2046                    351
       350    Credit Suisse Commercial Mortgage Pass-
                 Through Trust                                              0.40         2/15/2040                    313
       250    GE Capital Commercial Mortgage Corp.                          5.46         3/10/2044                    250
       300    GE Capital Commercial Mortgage Corp.                          5.54        11/10/2045                    300
       250    GE Capital Commercial Mortgage Corp.                          5.61        12/10/2049                    259
        53    GMAC Commercial Mortgage Securities, Inc.                     4.97        12/10/2041                     54
       300    GS Mortgage Securities Trust                                  5.71         4/10/2038                    303
       250    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                           6.09         4/15/2045                    246
       100    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                           5.37         5/15/2047                    103
        50    LB-UBS Commercial Mortgage Trust                              5.28         2/15/2041                     50
       200    Merrill Lynch Mortgage Trust                                  6.03         6/12/2050                    207
       150    Morgan Stanley Capital I Trust                                5.40        11/14/2042                    150
       100    Morgan Stanley Capital I Trust                                5.67         3/12/2044                     99
       200    Wachovia Bank Commercial Mortgage Trust                       5.90         5/15/2043                    203
                                                                                                              -----------
                                                                                                                    3,886
                                                                                                              -----------
              Total Financials                                                                                      3,886
                                                                                                              -----------
              Total Commercial Mortgage Securities (cost: $3,865)                                                   3,886
                                                                                                              -----------
              U.S. GOVERNMENT AGENCY ISSUES (0.3%)(l)
              ---------------------------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
       500    Freddie Mac(+) (cost: $510)                                   3.51         4/25/2030                    515
                                                                                                              -----------

================================================================================

11  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                                          MARKET
AMOUNT                                                                    COUPON                                    VALUE
(000)         SECURITY                                                      RATE          MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (3.7%)

              BONDS (2.6%)
$    2,250    3.13%, 8/15/2044                                                                                $     2,328
     1,030    3.17%, 8/15/2044 (STRIPS Principal)(i)                                                                  427
     1,200    3.00%, 11/15/2044(j)                                                                                  1,212
       300    2.50%, 2/15/2045                                                                                        273
     1,000    3.00%, 5/15/2045                                                                                      1,012
                                                                                                              -----------
                                                                                                                    5,252
                                                                                                              -----------
              NOTES (1.1%)
       401    1.75%, 5/15/2022                                                                                        397
       245    2.00%, 2/15/2023                                                                                        245
       300    2.75%, 11/15/2023                                                                                       316
       600    2.50%, 5/15/2024                                                                                        617
       250    2.38%, 8/15/2024                                                                                        254
       200    2.25%, 11/15/2024                                                                                       201
       100    2.00%, 2/15/2025                                                                                         98
                                                                                                              -----------
                                                                                                                    2,128
                                                                                                              -----------
              Total U.S. Treasury Securities (cost: $7,301)                                                         7,380
                                                                                                              -----------
              Total Bonds (cost: $28,406)                                                                          27,322
                                                                                                              -----------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.9%)

              MONEY MARKET FUNDS (3.9%)
 7,663,873    State Street Institutional Liquid Reserves Fund Premier Class, 0.12%(h) (cost: $7,664)                7,664
                                                                                                              -----------

              TOTAL INVESTMENTS (COST: $197,806)                                                              $   196,068
                                                                                                              ===========

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

($ IN 000s)                                                          VALUATION HIERARCHY
                                                                     -------------------

                                                     (LEVEL 1)            (LEVEL 2)           (LEVEL 3)
                                                   QUOTED PRICES            OTHER            SIGNIFICANT
                                                     IN ACTIVE           SIGNIFICANT         UNOBSERVABLE
                                                      MARKETS            OBSERVABLE             INPUTS
                                                   FOR IDENTICAL           INPUTS
ASSETS                                                 ASSETS                                                       TOTAL
-------------------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                                     $  59,097           $      --            $   --            $  59,097
   Preferred Stocks                                         --               1,741                --                1,741
   Exchange-Traded Funds                                28,146                  --                --               28,146
   Fixed-Income Exchange-Traded Funds                    3,829                  --                --                3,829
International Equity Securities:
   Common Stocks                                         2,859                  --                --                2,859
   Exchange-Traded Funds                                61,507                  --                --               61,507
Precious Metals and
   Commodity-Related Securities:
   Gold                                                    180                  --                --                  180
   Exchange-Traded Funds                                 3,432                  --                --                3,432
Global Real Estate Equity Securities:
   Preferred Stocks                                         --                 291                --                  291
Bonds:
  Corporate Obligations                                     --              10,773               126               10,899
  Eurodollar and Yankee Obligations                         --               4,241                --                4,241
  Collateralized Mortgage Obligations                       --                 401                --                  401
  Commercial Mortgage Securities                            --               3,886                --                3,886
  U.S. Government Agency Issues                             --                 515                --                  515
  U.S. Treasury Securities                               6,953                 427                --                7,380
Money Market Instruments:
  Money Market Funds                                     7,664                  --                --                7,664
-------------------------------------------------------------------------------------------------------------------------
Total                                                $ 173,667           $  22,275            $  126            $ 196,068
-------------------------------------------------------------------------------------------------------------------------

                                                                                    CORPORATE
                                                                                  OBLIGATIONS
---------------------------------------------------------------------------------------------
Balance as of May 31, 2015                                                               $126
Purchases                                                                                   -
Sales                                                                                       -
Transfers into Level 3                                                                      -
Transfers out of Level 3                                                                    -
Net realized gain (loss) on investments                                                     -
Change in net unrealized appreciation/depreciation of investments                           -
---------------------------------------------------------------------------------------------
Balance as of August 31, 2015                                                            $126
---------------------------------------------------------------------------------------------

For the period of June 1, 2015 through August 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Cornerstone Aggressive Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Aggressive Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

14  | USAA Cornerstone Aggressive Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of Fund NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation

================================================================================

15  | USAA Cornerstone Aggressive Fund

================================================================================

procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A2, and certain bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from a broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2015, were $9,506,000 and $11,244,000, respectively, resulting in net unrealized depreciation of $1,738,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $197,426,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 34.7% of net assets at August 31, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities

================================================================================

17  | USAA Cornerstone Aggressive Fund

================================================================================

represent the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust
STRIPS  Separate trading of registered interest and principal of securities
CAD     Canadian dollars

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) At August 31, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $481,000.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2015.
(e) Security was fair valued at August 31, 2015, the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $126,000, which represented 0.1% of the Fund's net assets.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) At August 31, 2015, the issuer was in default with respect to interest and/or principal payments.
(h) Rate represents the money market fund annualized seven-day yield at August 31, 2015.
(i) Zero-coupon security. Rate represents the effective yield at the date of purchase.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

(j) At August 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(k)   In U.S. dollars unless otherwise noted.
(l) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
*     Non-income-producing security.

================================================================================

19  | USAA Cornerstone Aggressive Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE CONSERVATIVE FUND
AUGUST 31, 2015

                                                                      (Form N-Q)

97456-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE CONSERVATIVE FUND
August 31, 2015 (unaudited)

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES    SECURITY                                                              (000)
----------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (18.5%)
     30,282  USAA Aggressive Growth Fund                                      $    1,219
    152,955  USAA Emerging Markets Fund                                            2,109
     76,647  USAA Growth Fund                                                      1,858
    167,305  USAA Income Stock Fund                                                2,814
    269,656  USAA International Fund                                               7,612
     72,861  USAA Precious Metals and Minerals Fund                                  671
    132,749  USAA S&P 500 Index Fund                                               3,753
    160,952  USAA Small Cap Stock Fund                                             2,717
    145,872  USAA Value Fund                                                       2,833
                                                                              ----------
             Total Equity & Alternative Mutual Funds (cost: $24,969)              25,586
                                                                              ----------
             FIXED-INCOME MUTUAL FUNDS (80.5%)
$ 2,395,269  USAA High Income Fund                                                19,066
  2,433,632  USAA Income Fund                                                     31,296
  4,741,588  USAA Intermediate-Term Bond Fund                                     49,550
  1,240,209  USAA Short-Term Bond Fund                                            11,311
                                                                              ----------
             Total Fixed-Income Funds (cost: $114,385)                           111,223
                                                                              ----------
             MONEY MARKET INSTRUMENTS (0.8%)

             MONEY MARKET FUNDS (0.8%)
  1,045,292  State Street Institutional Liquid Reserves
               Fund Premier Class, 0.12%(a) (cost: $1,045)                         1,045
                                                                              ----------

             TOTAL INVESTMENTS (COST: $140,399)                               $  137,854
                                                                              ==========

================================================================================

1  | USAA Cornerstone Conservative Fund

================================================================================

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                             (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                                           QUOTED PRICES           OTHER         SIGNIFICANT
                                             IN ACTIVE          SIGNIFICANT      UNOBSERVABLE
                                              MARKETS           OBSERVABLE          INPUTS
                                           FOR IDENTICAL          INPUTS
ASSETS                                        ASSETS                                                      TOTAL
---------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds           $  25,586             $  --             $  --             $  25,586
Fixed-Income Funds                            111,223                --                --               111,223
Money Market Instruments:
  Money Market Funds                            1,045                --                --                 1,045
---------------------------------------------------------------------------------------------------------------
Total                                       $ 137,854             $  --             $  --             $ 137,854
---------------------------------------------------------------------------------------------------------------

For the period of June 1, 2015 through August 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Cornerstone Conservative Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

================================================================================

3  | USAA Cornerstone Conservative Fund

================================================================================

2. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2015, were $1,268,000 and $3,813,000, respectively, resulting in net unrealized depreciation of $2,545,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $138,122,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

                                          Notes to Portfolio of Investments |  4

================================================================================

E. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to the Fund's investment in the underlying USAA funds for the three-month period ended August 31, 2015 (in thousands):

                                        Purchase    Sales     Dividend   Realized Gain          Market Value
Affiliated USAA Fund                     Cost(a)   Proceeds    Income      (Loss)(b)     05/31/2015     08/31/2015
--------------------------------   -------------   --------   --------   -------------   ----------     ----------
Aggressive Growth                             $-       $404         $-             $7        $1,666         $1,219
Emerging Markets                               -        347          -            (98)        2,920          2,109
Growth                                       235          -          -              -         1,707          1,858
High Income                               10,997          -        167              -         8,665         19,066
Income                                       678     15,405        357           (596)       47,017         31,296
Income Stock                                 325          -         18              -         2,710          2,814
Intermediate-Term Bond                    18,769      1,316        361            (72)       33,238         49,550
International                              2,609          -          -              -         5,528          7,612
Precious Metals and Minerals                   -        434          -           (347)        1,418            671
S&P 500 Index                              2,244          -          8              -         1,688          3,753
Short-Term Bond                              713     21,937        132           (292)       32,763         11,311
Small Cap Stock                              866          -          -              -         2,001          2,717
Value                                      1,355          -          -              -         1,626          2,833

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES
(a) Rate represents the money market fund annualized seven-day yield at August 31, 2015.

================================================================================

5  | USAA Cornerstone Conservative Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE EQUITY FUND
AUGUST 31, 2015

                                                                      (Form N-Q)

97459-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE EQUITY FUND
August 31, 2015 (unaudited)

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES    SECURITY                                                                                     (000)
---------------------------------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (99.2%)
  104,303    USAA Aggressive Growth Fund                                                           $      4,197
  526,574    USAA Emerging Markets Fund                                                                   7,261
  262,873    USAA Growth Fund                                                                             6,372
  578,688    USAA Income Stock Fund                                                                       9,734
  927,020    USAA International Fund                                                                     26,170
  192,807    USAA Precious Metals and Minerals Fund                                                       1,776
  460,086    USAA S&P 500 Index Fund                                                                     13,007
  546,948    USAA Small Cap Stock Fund                                                                    9,232
  500,471    USAA Value Fund                                                                              9,719
                                                                                                   ------------
             Total Equity & Alternative Mutual Funds (cost: $85,672)                                     87,468
                                                                                                   ------------
             MONEY MARKET INSTRUMENTS (0.7%)

             MONEY MARKET FUNDS (0.7%)
  580,428    State Street Institutional Liquid Reserves Fund Premier Class, 0.12%(a) (cost: $580)           580
                                                                                                   ------------

             TOTAL INVESTMENTS (COST: $86,252)                                                     $     88,048
                                                                                                   ============

($ IN 000s)                                                        VALUATION HIERARCHY
                                                                   -------------------

                                                   (LEVEL 1)           (LEVEL 2)         (LEVEL 3)
                                                 QUOTED PRICES           OTHER          SIGNIFICANT
                                                   IN ACTIVE          SIGNIFICANT       UNOBSERVABLE
                                                    MARKETS            OBSERVABLE          INPUTS
                                                 FOR IDENTICAL           INPUTS
ASSETS                                               ASSETS                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds                  $  87,468             $  --              $  --        $  87,468
Money Market Instruments:
  Money Market Funds                                     580                --                 --              580
------------------------------------------------------------------------------------------------------------------
Total                                              $  88,048             $  --              $  --        $  88,048
-----------------------------------------------------------------------------------------------------------------

For the period of June 1, 2015 through August 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

1  | USAA Cornerstone Equity Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Cornerstone Equity Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

================================================================================

2  | USAA Cornerstone Equity Fund

================================================================================

2. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2015, were $3,614,000 and $1,818,000, respectively, resulting in net unrealized appreciation of $1,796,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $88,162,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

3  | USAA Cornerstone Equity Fund

================================================================================

E. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to the Fund's investment in the underlying USAA funds for the three-month period ended August 31, 2015 (in thousands):

                                   Purchase      Sales         Dividend     Realized Gain           Market Value
Affiliated USAA Fund                Cost(a)     Proceeds        Income        (Loss)(b)       05/31/2015     08/31/2015
------------------------------   ----------     --------     ----------     -------------    -----------     ----------
Aggressive Growth                       $94       $2,642              -               $54         $6,900         $4,197
Emerging Markets                      1,313        2,898              -              (778)        10,684          7,261
Growth                                  210        1,281              -                (5)         7,760          6,372
Income Stock                          1,324            -             61                 -          9,161          9,734
International                         1,253        1,714              -              (122)        29,137         26,170
Precious Metals and Minerals            744        1,627              -              (528)         3,500          1,776
S&P 500 Index                         7,227            -             29                 -          6,414         13,007
Small Cap Stock                       1,982            -              -                 -          7,851          9,232
Value                                 1,234            -              -                 -          9,172          9,719

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at August 31, 2015.

================================================================================

                                          Notes to Portfolio of Investments |  4

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
AUGUST 31, 2015

                                                                      (Form N-Q)

48047-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
August 31, 2015 (unaudited)

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (37.8%)

              COMMON STOCKS (25.4%)

              CONSUMER DISCRETIONARY (3.9%)
              -----------------------------
              ADVERTISING (0.3%)
     98,700   Omnicom Group, Inc.                                                                  $      6,611
                                                                                                   ------------
              APPAREL RETAIL (0.3%)
     97,100   TJX Companies, Inc.                                                                         6,828
                                                                                                   ------------
              AUTO PARTS & EQUIPMENT (0.8%)
     62,800   BorgWarner, Inc.                                                                            2,741
    204,600   Johnson Controls, Inc.                                                                      8,417
    156,100   Magna International, Inc.                                                                   7,678
                                                                                                   ------------
                                                                                                         18,836
                                                                                                   ------------
              AUTOMOBILE MANUFACTURERS (0.1%)
    255,000   Ford Motor Co.                                                                              3,537
                                                                                                   ------------
              AUTOMOTIVE RETAIL (0.1%)
     25,000   CarMax, Inc.*                                                                               1,525
                                                                                                   ------------
              BROADCASTING (0.3%)
    134,900   CBS Corp. "B"                                                                               6,103
                                                                                                   ------------
              GENERAL MERCHANDISE STORES (0.3%)
     89,800   Dollar General Corp.                                                                        6,689
                                                                                                   ------------
              HOME IMPROVEMENT RETAIL (0.1%)
     25,400   Home Depot, Inc.                                                                            2,958
                                                                                                   ------------
              HOTELS, RESORTS & CRUISE LINES (1.4%)
    199,500   Carnival Corp.                                                                              9,821
      3,941   Carnival plc(a)                                                                               199
     50,000   Hilton Worldwide Holdings, Inc.                                                             1,242
    278,200   Norwegian Cruise Line Holdings Ltd.*                                                       16,024
     73,400   Royal Caribbean Cruises Ltd.                                                                6,471
                                                                                                   ------------
                                                                                                         33,757
                                                                                                   ------------
              SPECIALIZED CONSUMER SERVICES (0.2%)
    115,900   H&R Block, Inc.                                                                             3,943
                                                                                                   ------------
              Total Consumer Discretionary                                                               90,787
                                                                                                   ------------
              CONSUMER STAPLES (1.0%)
              -----------------------
              DRUG RETAIL (0.5%)
     31,380   CVS Health Corp.                                                                            3,214
    106,600   Walgreens Boots Alliance, Inc.                                                              9,226
                                                                                                   ------------
                                                                                                         12,440
                                                                                                   ------------
              FOOD RETAIL (0.2%)
    104,000   Kroger Co.                                                                                  3,588
                                                                                                   ------------

================================================================================

1  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (0.2%)
     49,800   Procter & Gamble Co.                                                                 $      3,519
                                                                                                   ------------
              SOFT DRINKS (0.1%)
     35,200   PepsiCo, Inc.                                                                               3,271
                                                                                                   ------------
              Total Consumer Staples                                                                     22,818
                                                                                                   ------------
              ENERGY (1.7%)
              -------------
              INTEGRATED OIL & GAS (0.7%)
     34,230   Chevron Corp.                                                                               2,772
    173,000   Occidental Petroleum Corp.                                                                 12,631
                                                                                                   ------------
                                                                                                         15,403
                                                                                                   ------------
              OIL & GAS DRILLING (0.0%)
      8,135   Transocean Ltd.                                                                               111
                                                                                                   ------------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
    121,550   Halliburton Co.                                                                             4,783
     64,100   Schlumberger Ltd.                                                                           4,959
                                                                                                   ------------
                                                                                                          9,742
                                                                                                   ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
     78,300   Anadarko Petroleum Corp.                                                                    5,605
     78,040   California Resources Corp.                                                                    303
     18,400   Cimarex Energy Co.                                                                          2,033
     43,600   ConocoPhillips                                                                              2,143
     20,000   EOG Resources, Inc.                                                                         1,566
    148,500   Marathon Oil Corp.                                                                          2,568
                                                                                                   ------------
                                                                                                         14,218
                                                                                                   ------------
              Total Energy                                                                               39,474
                                                                                                   ------------
              FINANCIALS (3.7%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     38,000   Ameriprise Financial, Inc.                                                                  4,281
    127,200   Bank of New York Mellon Corp.                                                               5,063
                                                                                                   ------------
                                                                                                          9,344
                                                                                                   ------------
              CONSUMER FINANCE (0.4%)
    126,370   Capital One Financial Corp.                                                                 9,825
                                                                                                   ------------
              DIVERSIFIED BANKS (2.1%)
  1,320,100   Bank of America Corp.                                                                      21,570
    197,417   Citigroup, Inc.                                                                            10,558
    220,900   JPMorgan Chase & Co.                                                                       14,160
     63,820   Wells Fargo & Co.                                                                           3,404
                                                                                                   ------------
                                                                                                         49,692
                                                                                                   ------------
              REGIONAL BANKS (0.8%)
    381,300   Fifth Third Bancorp                                                                         7,596
    795,000   KeyCorp                                                                                    10,923
                                                                                                   ------------
                                                                                                         18,519
                                                                                                   ------------
              Total Financials                                                                           87,380
                                                                                                   ------------
              HEALTH CARE (4.6%)
              ------------------
              BIOTECHNOLOGY (0.9%)
     39,300   Amgen, Inc.                                                                                 5,965
    151,900   Gilead Sciences, Inc.                                                                      15,960
                                                                                                   ------------
                                                                                                         21,925
                                                                                                   ------------
              HEALTH CARE DISTRIBUTORS (0.3%)
     80,801   Cardinal Health, Inc.                                                                       6,647
                                                                                                   ------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT (0.9%)
    294,000   Hologic, Inc.*                                                                       $     11,410
    131,800   Medtronic plc                                                                               9,528
                                                                                                   ------------
                                                                                                         20,938
                                                                                                   ------------
              HEALTH CARE TECHNOLOGY (0.2%)
    130,000   Veeva Systems, Inc. "A"*                                                                    3,367
                                                                                                   ------------
              LIFE SCIENCES TOOLS & SERVICES (0.0%)
      4,690   QIAGEN N.V.*                                                                                  124
                                                                                                   ------------
              MANAGED HEALTH CARE (0.1%)
     28,000   UnitedHealth Group, Inc.                                                                    3,240
                                                                                                   ------------
              PHARMACEUTICALS (2.2%)
    334,940   AbbVie, Inc.                                                                               20,904
     11,000   Allergan plc*                                                                               3,341
     33,290   Johnson & Johnson                                                                           3,129
    184,400   Merck & Co., Inc.                                                                           9,930
    423,202   Pfizer, Inc.                                                                               13,635
                                                                                                   ------------
                                                                                                         50,939
                                                                                                   ------------
              Total Health Care                                                                         107,180
                                                                                                   ------------
              INDUSTRIALS (3.3%)
              ------------------
              AEROSPACE & DEFENSE (0.4%)
     48,600   Honeywell International, Inc.                                                               4,825
     16,500   Raytheon Co.                                                                                1,692
     15,000   TransDigm Group, Inc.*                                                                      3,447
                                                                                                   ------------
                                                                                                          9,964
                                                                                                   ------------
              AIRLINES (0.5%)
    220,000   Southwest Airlines Co.                                                                      8,074
     66,100   United Continental Holdings, Inc.*                                                          3,766
                                                                                                   ------------
                                                                                                         11,840
                                                                                                   ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    121,700   Eaton Corp. plc                                                                             6,944
                                                                                                   ------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     64,700   Republic Services, Inc.                                                                     2,651
                                                                                                   ------------
              INDUSTRIAL CONGLOMERATES (1.6%)
     67,000   Carlisle Companies, Inc.                                                                    6,747
  1,188,460   General Electric Co.                                                                       29,497
                                                                                                   ------------
                                                                                                         36,244
                                                                                                   ------------
              INDUSTRIAL MACHINERY (0.3%)
     69,500   Stanley Black & Decker, Inc.                                                                7,056
                                                                                                   ------------
              RAILROADS (0.1%)
     21,100   Kansas City Southern                                                                        1,957
                                                                                                   ------------
              Total Industrials                                                                          76,656
                                                                                                   ------------
              INFORMATION TECHNOLOGY (5.5%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.9%)
    706,317   Cisco Systems, Inc.                                                                        18,279
     34,200   QUALCOMM, Inc.                                                                              1,935
                                                                                                   ------------
                                                                                                         20,214
                                                                                                   ------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
     12,700   Alliance Data Systems Corp.*                                                                3,266
     54,000   MasterCard, Inc. "A"                                                                        4,988
     78,800   Visa, Inc. "A"                                                                              5,619
                                                                                                   ------------
                                                                                                         13,873
                                                                                                   ------------

================================================================================

3  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES (0.8%)
     77,400   Facebook, Inc. "A"*                                                                  $      6,922
     19,760   Google, Inc. "A"*                                                                          12,801
                                                                                                   ------------
                                                                                                         19,723
                                                                                                   ------------
              SEMICONDUCTOR EQUIPMENT (0.5%)
    498,600   Applied Materials, Inc.                                                                     8,020
     53,700   Lam Research Corp.                                                                          3,908
                                                                                                   ------------
                                                                                                         11,928
                                                                                                   ------------
              SEMICONDUCTORS (0.2%)
     63,070   Intel Corp.                                                                                 1,800
    185,000   Micron Technology, Inc.*                                                                    3,036
                                                                                                   ------------
                                                                                                          4,836
                                                                                                   ------------
              SYSTEMS SOFTWARE (1.0%)
    336,960   Microsoft Corp.                                                                            14,664
    220,900   Oracle Corp.                                                                                8,193
                                                                                                   ------------
                                                                                                         22,857
                                                                                                   ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.5%)
    165,840   Apple, Inc.                                                                                18,700
    247,700   Hewlett-Packard Co.                                                                         6,951
     74,500   Seagate Technology plc                                                                      3,829
     77,000   Western Digital Corp.                                                                       6,311
                                                                                                   ------------
                                                                                                         35,791
                                                                                                   ------------
              Total Information Technology                                                              129,222
                                                                                                   ------------
              MATERIALS (0.9%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
     16,200   LyondellBasell Industries N.V. "A"                                                          1,383
                                                                                                   ------------
              DIVERSIFIED CHEMICALS (0.3%)
    434,800   Huntsman Corp.                                                                              7,187
                                                                                                   ------------
              DIVERSIFIED METALS & MINING (0.2%)
    564,600   Freeport-McMoRan, Inc.                                                                      6,007
                                                                                                   ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     26,900   CF Industries Holdings, Inc.                                                                1,544
                                                                                                   ------------
              METAL & GLASS CONTAINERS (0.1%)
    175,965   Rexam plc(a)                                                                                1,447
                                                                                                   ------------
              PAPER PACKAGING (0.1%)
     77,200   Bemis Co., Inc.                                                                             3,275
                                                                                                   ------------
              Total Materials                                                                            20,843
                                                                                                   ------------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    160,655   Verizon Communications, Inc.                                                                7,392
                                                                                                   ------------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
    143,000   Edison International                                                                        8,363
     31,400   NextEra Energy, Inc.                                                                        3,090
                                                                                                   ------------
                                                                                                         11,453
                                                                                                   ------------
              Total Utilities                                                                            11,453
                                                                                                   ------------
              Total Common Stocks (cost: $540,396)                                                      593,205
                                                                                                   ------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (1.5%)

              CONSUMER STAPLES (0.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
     90,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)           $      9,503
                                                                                                   ------------
              ENERGY (0.7%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      8,600   Chesapeake Energy Corp., 5.75%, perpetual(b)                                                3,790
                                                                                                   ------------
                                                                                                          3,790
                                                                                                   ------------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      2,500   Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(b)                                   2,280
    369,399   NuStar Logistics, LP, 7.63%                                                                 9,690
                                                                                                   ------------
                                                                                                         11,970
                                                                                                   ------------
              Total Energy                                                                               15,760
                                                                                                   ------------

              FINANCIALS (0.4%)
              -----------------
              LIFE & HEALTH INSURANCE (0.4%)
    381,253   Delphi Financial Group, Inc., 7.38%, cumulative redeemable                                  9,555
                                                                                                   ------------
              REINSURANCE (0.0%)
      3,000   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired
              1/23/2007 - 3/02/2007; cost $3,065*(a),(c)                                                    750
                                                                                                   ------------
              Total Financials                                                                           10,305
                                                                                                   ------------
              TELECOMMUNICATION SERVICES (0.0%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
      8,500   Qwest Corp., 7.50%                                                                            227
                                                                                                   ------------
              Total Preferred Stocks (cost: $39,269)                                                     35,795
                                                                                                   ------------
              EXCHANGE-TRADED FUNDS (8.3%)
    495,200   iShares Core S&P 500 ETF                                                                   98,421
    248,618   iShares Core S&P Mid-Cap ETF                                                               35,207
    256,100   PowerShares DB Commodity Index Tracking Fund*                                               4,018
     17,200   SPDR S&P 500 ETF Trust                                                                      3,400
    220,300   Vanguard Mid-Cap ETF                                                                       26,938
    260,800   Vanguard Small-Cap Value ETF                                                               26,503
                                                                                                   ------------
              Total Exchange-Traded Funds (cost: $184,105)                                              194,487
                                                                                                   ------------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (2.6%)
    231,600   iShares 20+ Year Treasury Bond ETF                                                         28,121
    309,800   iShares 7-10 Year Treasury Bond ETF                                                        32,950
                                                                                                   ------------
              Total Fixed-Income Exchange-Traded Funds (cost: $61,035)                                   61,071
                                                                                                   ------------
              Total U.S. Equity Securities (cost: $824,805)                                             884,558
                                                                                                   ------------

================================================================================

5  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
              INTERNATIONAL EQUITY SECURITIES (24.0%)

              COMMON STOCKS (11.9%)

              CONSUMER DISCRETIONARY (1.4%)
              -----------------------------
              ADVERTISING (0.1%)
     22,934   Publicis Groupe                                                                      $      1,635
     28,085   WPP plc(a)                                                                                    580
                                                                                                   ------------
                                                                                                          2,215
                                                                                                   ------------
              APPAREL RETAIL (0.0%)
        600   ABC-MART, Inc.                                                                                 36
      1,200   Fast Retailing Co. Ltd.                                                                       488
                                                                                                   ------------
                                                                                                            524
                                                                                                   ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
      1,177   Christian Dior S.A.                                                                           219
      7,645   Luxottica Group S.p.A. ADR                                                                    518
     11,769   LVMH Moet Hennessy Louis Vuitton SE                                                         1,963
      1,110   Swatch Group AG                                                                                82
                                                                                                   ------------
                                                                                                          2,782
                                                                                                   ------------
              AUTO PARTS & EQUIPMENT (0.2%)
      8,223   Continental AG                                                                              1,748
      2,000   Koito Manufacturing Co. Ltd.                                                                   69
    136,500   NHK Spring Co.                                                                              1,322
     37,400   NOK Corp.                                                                                     925
     16,600   Sumitomo Electric Industries Ltd.                                                             228
                                                                                                   ------------
                                                                                                          4,292
                                                                                                   ------------
              AUTOMOBILE MANUFACTURERS (0.4%)
     37,282   Daimler AG                                                                                  2,998
     19,979   Fiat Chrysler Automobiles N.V.*                                                               281
     12,500   Fuji Heavy Industries Ltd.                                                                    440
     53,500   Nissan Motor Co. Ltd.                                                                         484
    115,720   Peugeot S.A.*                                                                               2,000
      4,311   Renault S.A.                                                                                  358
     53,900   Toyota Motor Corp.                                                                          3,198
        775   Volkswagen AG                                                                                 145
                                                                                                   ------------
                                                                                                          9,904
                                                                                                   ------------
              AUTOMOTIVE RETAIL (0.1%)
     83,500   USS Co. Ltd.                                                                                1,484
                                                                                                   ------------
              BROADCASTING (0.1%)
     17,994   ITV plc(a)                                                                                     69
     32,981   ProSieben Sat.1 Media AG                                                                    1,606
        847   RTL Group S.A.                                                                                 74
                                                                                                   ------------
                                                                                                          1,749
                                                                                                   ------------
              CABLE & SATELLITE (0.0%)
      1,799   Sky plc(a)                                                                                     29
                                                                                                   ------------
              CASINOS & GAMING (0.0%)
    122,049   Tatts Group Ltd.                                                                              320
                                                                                                   ------------
              CONSUMER ELECTRONICS (0.1%)
    172,400   Panasonic Corp.                                                                             1,902
                                                                                                   ------------
              DEPARTMENT STORES (0.0%)
      5,200   J. Front Retailing Co. Ltd.                                                                    84
      3,133   Next plc(a)                                                                                   381

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
      6,000   Takashimaya Co. Ltd.                                                                 $         52
                                                                                                   ------------
                                                                                                            517
                                                                                                   ------------
              HOMEBUILDING (0.2%)
    173,509   Barratt Developments plc(a)                                                                 1,697
      3,100   Iida Group Holdings Co. Ltd.                                                                   55
      6,645   Persimmon plc(a)                                                                              212
    539,012   Taylor Wimpey plc(a)                                                                        1,660
                                                                                                   ------------
                                                                                                          3,624
                                                                                                   ------------
              HOTELS, RESORTS & CRUISE LINES (0.0%)
      9,849   TUI AG(a)                                                                                     174
                                                                                                   ------------
              HOUSEHOLD APPLIANCES (0.0%)
        800   Rinnai Corp.                                                                                   60
                                                                                                   ------------
              LEISURE PRODUCTS (0.1%)
     50,400   BANDI NAMCO Holdings, Inc.                                                                  1,168
      4,000   Sega Sammy Holdings, Inc.                                                                      42
      1,700   Shimano, Inc.                                                                                 229
                                                                                                   ------------
                                                                                                          1,439
                                                                                                   ------------
              MOVIES & ENTERTAINMENT (0.0%)
     24,674   Vivendi S.A.                                                                                  610
                                                                                                   ------------
              RESTAURANTS (0.0%)
      6,482   Sodexo ADR                                                                                    570
                                                                                                   ------------
              TIRES & RUBBER (0.0%)
      3,954   Compagnie Generale des Etablissements Michelin                                                383
                                                                                                   ------------
              Total Consumer Discretionary                                                               32,578
                                                                                                   ------------

              CONSUMER STAPLES (1.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
    658,200   Wilmar International Ltd.                                                                   1,329
                                                                                                   ------------
              BREWERS (0.2%)
     16,962   Anheuser-Busch InBev N.V.                                                                   1,855
     16,047   Carlsberg A/S "B"                                                                           1,211
      4,999   Heineken N.V.                                                                                 396
     11,800   SABMiller plc(a)                                                                              548
                                                                                                   ------------
                                                                                                          4,010
                                                                                                   ------------
              DISTILLERS & VINTNERS (0.0%)
      5,387   Diageo plc(a)                                                                                 143
        396   Remy Cointreau                                                                                 24
                                                                                                   ------------
                                                                                                            167
                                                                                                   ------------
              FOOD DISTRIBUTORS (0.0%)
    109,700   Olam International Ltd.                                                                       161
                                                                                                   ------------
              FOOD RETAIL (0.1%)
      1,241   Casino Guichard-Perrachon S.A.                                                                 79
     32,366   ICA Gruppen AB                                                                              1,202
     88,184   J Sainsbury plc(a)                                                                            326
    558,610   WM Morrison Supermarkets plc(a)                                                             1,434
                                                                                                   ------------
                                                                                                          3,041
                                                                                                   ------------
              HOUSEHOLD PRODUCTS (0.2%)
     28,259   Reckitt Benckiser Group plc(a)                                                              2,479
     75,176   Svenska Cellulosa AB "B"                                                                    2,143
                                                                                                   ------------
                                                                                                          4,622
                                                                                                   ------------
              HYPERMARKETS & SUPER CENTERS (0.1%)
    136,490   Distribuidora Internacional de Alimentacion S.A.                                              822
     32,822   Metro AG                                                                                      958

================================================================================

7  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
     25,392   Wesfarmers Ltd.                                                                      $        735
                                                                                                   ------------
                                                                                                          2,515
                                                                                                   ------------
              PACKAGED FOODS & MEAT (0.2%)
          2   Lindt & Spruengli AG                                                                          135
     56,572   Nestle S.A.                                                                                 4,173
      4,000   NH Foods Ltd.                                                                                  92
                                                                                                   ------------
                                                                                                          4,400
                                                                                                   ------------
              PERSONAL PRODUCTS (0.1%)
      4,456   L'Oreal S.A.                                                                                  763
     69,418   Unilever N.V.                                                                               2,784
                                                                                                   ------------
                                                                                                          3,547
                                                                                                   ------------
              TOBACCO (0.3%)
     37,898   British American Tobacco plc(a)                                                             2,018
     53,212   Imperial Tobacco Group plc(a)                                                               2,556
     63,100   Japan Tobacco, Inc.                                                                         2,253
                                                                                                   ------------
                                                                                                          6,827
                                                                                                   ------------
              Total Consumer Staples                                                                     30,619
                                                                                                   ------------
              ENERGY (0.9%)
              -------------
              INTEGRATED OIL & GAS (0.9%)
     72,994   BG Group plc(a)                                                                             1,104
    614,202   BP plc(a),(d)                                                                               3,368
     53,407   ENI S.p.A.                                                                                    877
      3,240   OMV AG                                                                                         83
     14,775   Repsol S.A.                                                                                   211
     83,356   Royal Dutch Shell plc "A"(a),(d)                                                            2,161
     52,317   Royal Dutch Shell plc "B"(a),(d)                                                            1,365
    127,300   Royal Dutch Shell plc ADR "A"                                                               6,737
     23,717   Statoil ASA                                                                                   355
     72,774   Total S.A.(d)                                                                               3,332
                                                                                                   ------------
                                                                                                         19,593
                                                                                                   ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.0%)
     16,510   Woodside Petroleum Ltd.                                                                       379
                                                                                                   ------------
              OIL & GAS REFINING & MARKETING (0.0%)
      5,919   Caltex Australia Ltd.                                                                         134
      1,502   Neste Oil Oyj                                                                                  39
                                                                                                   ------------
                                                                                                            173
                                                                                                   ------------
              Total Energy                                                                               20,145
                                                                                                   ------------
              FINANCIALS (2.5%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
     72,487   3i Group plc(a)                                                                               542
      4,778   Julius Baer Group Ltd.*                                                                       233
      4,500   SBI Holdings, Inc.                                                                             55
                                                                                                   ------------
                                                                                                            830
                                                                                                   ------------
              DIVERSIFIED BANKS (1.4%)
     25,000   Aozora Bank Ltd.                                                                               92
     57,907   Australia and New Zealand Banking Group Ltd.                                                1,151
    260,298   Banco Santander S.A.(d)                                                                     1,595
    277,884   Bank Hapoalim B.M.                                                                          1,410
     37,358   Barclays plc(a)                                                                               149
        857   BNP Paribas S.A.                                                                               54
    466,000   BOC Hong Kong Holdings Ltd.                                                                 1,575
     11,860   Commonwealth Bank of Australia(d)                                                             634
     14,402   Danske Bank A/S                                                                               446
    112,418   DnB NOR ASA                                                                                 1,609
    421,364   HSBC Holdings plc(a),(d)                                                                    3,322

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
    170,926   ING Groep N.V.                                                                       $      2,617
     21,412   Intesa Sanpaolo                                                                                71
    102,885   Intesa Sanpaolo                                                                               376
     27,356   KBC Groep N.V.                                                                              1,816
  1,230,124   Lloyds Banking Group plc(a)                                                                 1,446
    285,200   Mitsubishi UFJ Financial Group, Inc.                                                        1,882
  1,350,500   Mizuho Financial Group, Inc.                                                                2,770
      2,539   National Australia Bank Ltd.                                                                   56
    182,143   Nordea Bank AB                                                                              2,156
     63,212   Oversea-Chinese Banking Corp. Ltd.                                                            400
    155,424   Skandinaviska Enskilda Banken "A"                                                           1,809
     69,400   Sumitomo Mitsui Financial Group, Inc.                                                       2,842
    112,000   Sumitomo Mitsui Trust Holdings, Inc.                                                          463
     31,761   Svenska Handelsbanken AB "A"                                                                  475
      8,294   Westpac Banking Corp.                                                                         184
                                                                                                   ------------
                                                                                                         31,400
                                                                                                   ------------
              DIVERSIFIED CAPITAL MARKETS (0.1%)
    109,816   UBS Group AG                                                                                2,275
                                                                                                   ------------
              INVESTMENT BANKING & BROKERAGE (0.1%)
     30,302   Macquarie Group Ltd.                                                                        1,637
     12,075   Mediobanca S.p.A.                                                                             121
     90,800   Nomura Holdings, Inc.                                                                         574
                                                                                                   ------------
                                                                                                          2,332
                                                                                                   ------------
              LIFE & HEALTH INSURANCE (0.1%)
     12,800   AIA Group Ltd.                                                                                 71
     23,200   Dai-Ichi Life Insurance Co. Ltd.                                                              423
    281,659   Legal & General Group plc(a)                                                                1,082
     26,487   NN Group N.V.                                                                                 809
        690   Swiss Life Holding AG                                                                         162
                                                                                                   ------------
                                                                                                          2,547
                                                                                                   ------------
              MULTI-LINE INSURANCE (0.3%)
     41,543   Ageas                                                                                       1,702
     18,615   Allianz SE                                                                                  2,971
    103,242   AXA S.A.                                                                                    2,604
      9,486   Sampo Oyj "A"                                                                                 458
                                                                                                   ------------
                                                                                                          7,735
                                                                                                   ------------
              MULTI-SECTOR HOLDINGS (0.0%)
      1,715   Groupe Bruxelles Lambert S.A.                                                                 133
      3,554   Industrivarden AB "C"                                                                          65
      8,411   Investor AB "B"                                                                               303
                                                                                                   ------------
                                                                                                            501
                                                                                                   ------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    126,100   ORIX Corp.                                                                                  1,700
                                                                                                   ------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
    281,904   Direct Line Insurance Group plc(a)                                                          1,516
     35,000   XL Group plc                                                                                1,305
                                                                                                   ------------
                                                                                                          2,821
                                                                                                   ------------
              REGIONAL BANKS (0.1%)
     25,000   Bank of Yokohama Ltd.                                                                         153
     16,000   Chiba Bank Ltd.                                                                               117
    308,000   Resona Holdings, Inc.                                                                       1,559
                                                                                                   ------------
                                                                                                          1,829
                                                                                                   ------------
              REINSURANCE (0.2%)
     16,073   Hannover Rueck SE                                                                           1,634
      3,738   Muenchener Rueckversicherungs-Gesellschaft AG                                                 687
      3,382   SCOR SE                                                                                       119

================================================================================

9  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
     23,319   Swiss Re AG                                                                          $      2,004
                                                                                                   ------------
                                                                                                          4,444
                                                                                                   ------------
              Total Financials                                                                           58,414
                                                                                                   ------------
              HEALTH CARE (2.0%)
              ------------------
              BIOTECHNOLOGY (0.0%)
      9,760   CSL Ltd.                                                                                      638
                                                                                                   ------------
              HEALTH CARE DISTRIBUTORS (0.0%)
      4,000   Alfresa Holdings Corp.                                                                         73
      6,400   Medipal Holdings Corp.                                                                        111
      1,700   Suzuken Co. Ltd.                                                                               58
                                                                                                   ------------
                                                                                                            242
                                                                                                   ------------
              HEALTH CARE FACILITIES (0.0%)
      7,980   Ryman Healthcare Ltd.                                                                          39
                                                                                                   ------------
              HEALTH CARE SERVICES (0.1%)
      8,248   Fresenius SE & Co. KGaA                                                                       584
    104,313   Sonic Healthcare Ltd.                                                                       1,538
                                                                                                   ------------
                                                                                                          2,122
                                                                                                   ------------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
     13,163   Lonza Group AG                                                                              1,806
                                                                                                   ------------
              PHARMACEUTICALS (1.8%)
      5,857   AstraZeneca plc(a)                                                                            366
      8,836   Bayer AG                                                                                    1,199
     13,600   Daiichi Sankyo Co. Ltd.                                                                       262
    103,964   GlaxoSmithKline plc(a)                                                                      2,130
     59,389   Novartis AG(d)                                                                              5,818
    137,400   Novartis AG ADR                                                                            13,358
     41,374   Novo Nordisk A/S "B"                                                                        2,296
     27,067   Orion Oyj "B"                                                                               1,075
     60,300   Otsuka Holdings Co. Ltd.                                                                    2,057
     15,441   Roche Holding AG                                                                            4,217
     95,000   Roche Holdings Ltd.                                                                         3,245
     26,330   Sanofi                                                                                      2,605
     19,590   Shire plc(a)                                                                                1,513
     45,193   Teva Pharmaceutical Industries Ltd.                                                         2,960
                                                                                                   ------------
                                                                                                         43,101
                                                                                                   ------------
              Total Health Care                                                                          47,948
                                                                                                   ------------

              INDUSTRIALS (1.4%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
     32,819   Airbus Group SE                                                                             2,140
     66,298   BAE Systems plc(a)                                                                            456
      5,974   Safran S.A.                                                                                   467
      2,210   Thales S.A.                                                                                   152
                                                                                                   ------------
                                                                                                          3,215
                                                                                                   ------------
              AIR FREIGHT & LOGISTICS (0.0%)
     17,364   Royal Mail plc ADR(a)                                                                         123
                                                                                                   ------------
              AIRLINES (0.1%)
     25,000   All Nippon Airways Co. Ltd.                                                                    73
    615,000   Cathay Pacific Airways                                                                      1,113
      3,394   easyJet plc(a)                                                                                 87
     17,696   International Consolidated Airlines Group S.A.*                                               148
      2,600   Japan Airlines Co. Ltd.                                                                        92
     21,400   Ryanair Holdings plc ADR                                                                    1,561
                                                                                                   ------------
                                                                                                          3,074
                                                                                                   ------------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
              AIRPORT SERVICES (0.0%)
      1,421   Aena S.A.*                                                                           $        163
     21,374   Auckland International Airport Ltd.                                                            67
                                                                                                   ------------
                                                                                                            230
                                                                                                   ------------
              BUILDING PRODUCTS (0.0%)
     22,000   Asahi Glass Co. Ltd.                                                                          131
      5,100   Daikin Industries Ltd.                                                                        304
      6,000   Toto Ltd.                                                                                      89
                                                                                                   ------------
                                                                                                            524
                                                                                                   ------------
              CONSTRUCTION & ENGINEERING (0.1%)
     61,183   CIMIC Group Ltd.                                                                            1,019
      9,297   Ferrovial S.A.                                                                                223
     14,000   Obayashi Corp.                                                                                121
     13,000   Shimizu Corp.                                                                                 127
     71,038   Skanska AB "B"                                                                              1,393
     23,000   Taisei Corp.                                                                                  156
                                                                                                   ------------
                                                                                                          3,039
                                                                                                   ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.0%)
     42,200   Yangzijiang Shipbuilding Holdings Ltd.                                                         33
                                                                                                   ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
     12,000   Fuji Electric Co. Ltd.                                                                         48
      1,927   Osram Licht AG                                                                                102
                                                                                                   ------------
                                                                                                            150
                                                                                                   ------------
              HEAVY ELECTRICAL EQUIPMENT (0.2%)
    170,000   Mitsubishi Electric Corp.                                                                   1,698
     34,697   Vestas Wind Systems A/S                                                                     1,855
                                                                                                   ------------
                                                                                                          3,553
                                                                                                   ------------
              HIGHWAYS & RAILTRACKS (0.0%)
     26,307   Groupe Eurotunnel S.A.                                                                        356
                                                                                                   ------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      2,666   Randstad Holding N.V.                                                                         168
                                                                                                   ------------
              INDUSTRIAL CONGLOMERATES (0.1%)
     58,360   CK Hutchison Holdings Ltd.                                                                    777
     87,500   Hopewell Holdings Ltd.                                                                        299
     12,518   Siemens AG                                                                                  1,243
                                                                                                   ------------
                                                                                                          2,319
                                                                                                   ------------
              INDUSTRIAL MACHINERY (0.3%)
      6,256   Alfa Laval AB                                                                                 106
      8,000   Amada Co. Ltd.                                                                                 70
     26,371   Andritz AG                                                                                  1,264
      4,400   FANUC Corp.                                                                                   716
      3,960   GEA Group AG                                                                                  155
      4,500   JTEKT Corp.                                                                                    63
    108,000   Kawasaki Heavy Industries Ltd.                                                                409
      7,132   Kone Oyj "B"                                                                                  282
    105,000   Minebea Co. Ltd.                                                                            1,258
      6,000   NGK Insulators Ltd.                                                                           135
     11,000   NSK Ltd.                                                                                      136
        960   Schindler Holding AG                                                                          147
      9,286   Schindler Holding AG                                                                        1,447
      1,200   SMC Corp.                                                                                     292
    273,000   Sumitomo Heavy Industries Ltd.                                                              1,189
      2,600   THK Co. Ltd.                                                                                   45
                                                                                                   ------------
                                                                                                          7,714
                                                                                                   ------------
              MARINE (0.1%)
         87   A.P. Moller-Maersk A/S "A"                                                                    145

================================================================================

11  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
        817   A.P. Moller-Maersk A/S "B"                                                           $      1,392
      1,149   Kuehne & Nagel International AG                                                               153
     36,000   Nippon Yusen Kabushiki Kaisha                                                                  95
                                                                                                   ------------
                                                                                                          1,785
                                                                                                   ------------
              OFFICE SERVICES & SUPPLIES (0.0%)
      2,505   Societe BIC S.A.                                                                              398
                                                                                                   ------------
              RAILROADS (0.1%)
     48,282   Aurizon Holdings Ltd.                                                                         170
      3,200   Central Japan Railway Co.                                                                     525
     18,300   West Japan Railway Co.                                                                      1,236
                                                                                                   ------------
                                                                                                          1,931
                                                                                                   ------------
              RESEARCH & CONSULTING SERVICES (0.0%)
        203   SGS S.A.                                                                                      358
                                                                                                   ------------
              SECURITY & ALARM SERVICES (0.0%)
      4,700   Secom Co. Ltd.                                                                                301
                                                                                                   ------------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
     31,992   Ashtead Group plc ADR(a)                                                                      461
      3,309   Brenntag AG                                                                                   184
    167,100   ITOCHU Corp.                                                                                2,006
     37,400   Mitsui & Co. Ltd.                                                                             487
                                                                                                   ------------
                                                                                                          3,138
                                                                                                   ------------
              Total Industrials                                                                          32,409
                                                                                                   ------------

              INFORMATION TECHNOLOGY (0.7%)
              -----------------------------
              APPLICATION SOFTWARE (0.0%)
      6,180   Dassault Systemes S.A.                                                                        429
      1,706   Gemalto N.V.                                                                                  123
        748   SAP SE                                                                                         50
                                                                                                   ------------
                                                                                                            602
                                                                                                   ------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.0%)
      4,060   Amadeus IT Holding S.A. "A"                                                                   170
                                                                                                   ------------
              ELECTRONIC COMPONENTS (0.2%)
     96,100   Ibiden Co. Ltd.                                                                             1,360
     16,300   Kyocera Corp.                                                                                 801
     15,200   Murata Manufacturing Co. Ltd.                                                               2,200
      2,800   TDK Corp.                                                                                     174
                                                                                                   ------------
                                                                                                          4,535
                                                                                                   ------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
      1,000   Keyence Corp.                                                                                 465
                                                                                                   ------------
              HOME ENTERTAINMENT SOFTWARE (0.0%)
      8,600   GungHo Online Entertainment, Inc.                                                              26
      2,800   Nexon Co. Ltd.                                                                                 39
                                                                                                   ------------
                                                                                                             65
                                                                                                   ------------
              INTERNET SOFTWARE & SERVICES (0.0%)
     13,900   Mixi, Inc.                                                                                    478
                                                                                                   ------------
              IT CONSULTING & OTHER SERVICES (0.1%)
      1,866   Atos Origin S.A.                                                                              142
     20,461   Cap Gemini S.A                                                                              1,839
      2,800   NTT Data Corp.                                                                                135
                                                                                                   ------------
                                                                                                          2,116
                                                                                                   ------------
              SEMICONDUCTOR EQUIPMENT (0.1%)
     18,800   Tokyo Electron Ltd.                                                                           989
                                                                                                   ------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (0.2%)
     49,639   NXP Semiconductors N.V.*                                                             $      4,202
                                                                                                   ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.1%)
     53,700   FUJIFILM Holdings Corp.                                                                     2,210
      9,900   Konica Minolta, Inc.                                                                          109
     56,000   NEC Corp.                                                                                     177
                                                                                                   ------------
                                                                                                          2,496
                                                                                                   ------------
              Total Information Technology                                                               16,118
                                                                                                   ------------
              MATERIALS (0.7%)
              ----------------
              COMMODITY CHEMICALS (0.0%)
     27,000   Asahi Kasei Corp.                                                                             216
      6,000   Kaneka Corp.                                                                                   48
      7,600   Kuraray Co. Ltd.                                                                               90
                                                                                                   ------------
                                                                                                            354
                                                                                                   ------------
              DIVERSIFIED CHEMICALS (0.0%)
     13,657   BASF SE                                                                                     1,101
      8,000   Mitsubishi Gas Chemical Co., Inc.                                                              39
                                                                                                   ------------
                                                                                                          1,140
                                                                                                   ------------
              DIVERSIFIED METALS & MINING (0.3%)
     68,445   BHP Billiton Ltd.(d)                                                                        1,227
     44,811   BHP Billiton plc(a)                                                                           769
    404,000   Mitsubishi Materials Corp.                                                                  1,300
      7,020   Rio Tinto Ltd.                                                                                251
     27,459   Rio Tinto plc(a)                                                                              994
    269,365   South32 Ltd.*                                                                                 291
    108,000   Sumitomo Metal Mining Co. Ltd.                                                              1,373
                                                                                                   ------------
                                                                                                          6,205
                                                                                                   ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     55,123   K&S AG                                                                                      2,062
     36,617   Yara International ASA                                                                      1,635
                                                                                                   ------------
                                                                                                          3,697
                                                                                                   ------------
              PAPER PRODUCTS (0.1%)
     75,594   Mondi plc(a)                                                                                1,708
     18,000   Oji Holdings Corp.                                                                             84
     64,925   UPM-Kymmene Oyj                                                                             1,083
                                                                                                   ------------
                                                                                                          2,875
                                                                                                   ------------
              SPECIALTY CHEMICALS (0.1%)
    114,900   Daicel Corp.                                                                                1,518
      3,600   Nitto Denko Corp.                                                                             243
                                                                                                   ------------
                                                                                                          1,761
                                                                                                   ------------
              STEEL (0.1%)
     35,742   Fortescue Metals Group Ltd.                                                                    48
      4,800   Hitachi Metals Ltd.                                                                            61
     10,800   JFE Holdings, Inc.                                                                            168
     71,000   Kobe Steel Ltd.                                                                                95
    170,000   Nippon Steel & Sumitomo Metal Corp.                                                           350
     24,785   Voestalpine AG                                                                                907
                                                                                                   ------------
                                                                                                          1,629
                                                                                                   ------------
              Total Materials                                                                            17,661
                                                                                                   ------------

================================================================================

13  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    246,491   BT Group plc(a)                                                                      $      1,642
     63,600   Nippon Telegraph & Telephone Corp.                                                          2,429
     91,000   PCCW Ltd.                                                                                      48
    124,947   Telecom Italia S.p.A.                                                                         125
  1,055,495   Telecom Italia S.p.A.*                                                                      1,283
    118,897   Telefonica S.A.                                                                             1,680
     16,165   Telenor ASA                                                                                   322
     95,840   Telstra Corp. Ltd.                                                                            393
                                                                                                   ------------
                                                                                                          7,922
                                                                                                   ------------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    101,600   KDDI Corp.                                                                                  2,530
    999,261   Vodafone Group plc(a)                                                                       3,448
                                                                                                   ------------
                                                                                                          5,978
                                                                                                   ------------
              Total Telecommunication Services                                                           13,900
                                                                                                   ------------

              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
    174,000   Cheung Kong Holdings Ltd                                                                    1,446
     13,700   Chubu Electric Power Co., Inc.                                                                212
      6,800   Chugoku Electric Power Co., Inc.                                                              100
      5,509   EDF S.A.                                                                                      119
     51,033   EDP-Energias de Portugal S.A.                                                                 179
     39,764   Endesa S.A.                                                                                   825
     90,876   Fortum Oyj                                                                                  1,480
      3,900   Hokuriku Electric Power Co.                                                                    56
     15,500   Kansai Electric Power Co., Inc.*(d)                                                           194
      9,900   Kyushu Electric Power Co., Inc.*                                                              118
      2,318   Red Electrica Corporacion S.A.                                                                185
      4,000   Shikoku Electric Power Co.                                                                     63
      9,500   Tohoku Electric Power Co., Inc.                                                               130
     30,600   Tokyo Electric Power Co., Inc.*                                                               210
                                                                                                   ------------
                                                                                                          5,317
                                                                                                   ------------
              GAS UTILITIES (0.1%)
     96,727   APA Group                                                                                     604
      4,573   Enagas S.A.                                                                                   125
     45,926   Snam S.p.A.                                                                                   225
                                                                                                   ------------
                                                                                                            954
                                                                                                   ------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
      3,100   Electric Power Development Co. Ltd.                                                            97
                                                                                                   ------------
              MULTI-UTILITIES (0.1%)
     13,880   AGL Energy Ltd.                                                                               167
    186,622   National Grid plc(a)                                                                        2,444
     10,543   RWE AG                                                                                        158
                                                                                                   ------------
                                                                                                          2,769
                                                                                                   ------------
              WATER UTILITIES (0.0%)
      5,271   Severn Trent plc(a)                                                                           167
                                                                                                   ------------
              Total Utilities                                                                             9,304
                                                                                                   ------------
              Total Common Stocks (cost: $270,149)                                                      279,096
                                                                                                   ------------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (0.0%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.0%)
      1,180   Bayerische Motoren Werke AG                                                          $         86
      5,645   Volkswagen AG                                                                               1,074
                                                                                                   ------------
                                                                                                          1,160
                                                                                                   ------------
              Total Consumer Discretionary                                                                1,160
                                                                                                   ------------
              Total Preferred Stocks (cost: $1,501)                                                       1,160
                                                                                                   ------------
              EXCHANGE-TRADED FUNDS (12.1%)
    319,748   EGShares Emerging Markets Consumer ETF                                                      7,262
  1,019,475   iShares Core MSCI EAFE ETF                                                                 56,234
  1,316,686   iShares Core MSCI Emerging Markets ETF                                                     53,576
    400,100   iShares Currency Hedged MSCI EAFE ETF                                                      10,223
    416,410   iShares MSCI EAFE ETF                                                                      24,972
     53,000   iShares MSCI EAFE Minimum Volatility ETF                                                    3,378
  1,160,600   iShares MSCI Japan Index Fund                                                              14,066
    174,762   iShares MSCI Turkey ETF                                                                     6,683
    234,100   PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                                   8,842
    526,500   PowerShares FTSE RAFI Emerging Markets Portfolio                                            8,224
     56,000   SPDR S&P China ETF                                                                          3,899
    107,983   SPDR S&P Emerging Markets SmallCap ETF                                                      4,013
    179,400   Vanguard FTSE Developed Markets ETF                                                         6,695
    580,500   Vanguard FTSE European ETF                                                                 29,913
    170,548   WisdomTree Emerging Markets Equity Income Fund                                              6,216
    182,288   WisdomTree Emerging Markets SmallCap Dividend Fund                                          6,675
    120,700   WisdomTree Europe Hedged Equity ETF                                                         6,956
    693,900   WisdomTree India Earnings Fund                                                             13,635
    213,300   WisdomTree Japan Hedged Equity Index Fund                                                  11,147
                                                                                                   ------------
              Total Exchange-Traded Funds (cost: $310,373)                                              282,609
                                                                                                   ------------
              Total International Equity Securities (cost: $582,023)                                    562,865
                                                                                                   ------------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.7%)

              GOLD (0.3%)

              AFRICAN GOLD COMPANIES (0.0%)
     33,000   AngloGold Ashanti Ltd. ADR*                                                                   268
     64,000   Gold Fields Ltd. ADR                                                                          207
    162,000   Harmony Gold Mining Co. Ltd. ADR*                                                             149
                                                                                                   ------------
                                                                                                            624
                                                                                                   ------------
              AUSTRALIAN GOLD COMPANIES (0.0%)
     66,000   Newcrest Mining Ltd.*                                                                         526
                                                                                                   ------------

================================================================================

15  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
              EUROPEAN GOLD COMPANIES (0.0%)
      6,700   Randgold Resources Ltd. ADR                                                          $        404
                                                                                                   ------------
              NORTH AMERICAN GOLD COMPANIES (0.3%)
     10,200   Agnico-Eagle Mines Ltd.                                                                       250
     43,395   Alamos Gold, Inc. "A"*                                                                        178
     37,000   Alamos Gold, Inc. "A"*                                                                        153
     19,083   AuRico Metals, Inc.*                                                                           11
     16,268   AuRico Metals, Inc.*                                                                            9
    165,000   B2Gold Corp.*                                                                                 193
     23,000   Barrick Gold Corp.                                                                            160
     50,000   Centerra Gold, Inc.                                                                           253
    240,000   Dundee Precious Metals, Inc.*                                                                 418
     91,000   Eldorado Gold Corp.                                                                           273
    146,000   Goldcorp, Inc.                                                                              2,023
    150,000   Kinross Gold Corp.*                                                                           268
    162,000   New Gold, Inc.*                                                                               373
     13,000   Newmont Mining Corp.                                                                          222
     91,400   Primero Mining Corp.*                                                                         265
      8,800   Royal Gold, Inc.                                                                              423
     67,884   SEMAFO, Inc.*                                                                                 168
     83,000   Yamana Gold, Inc.                                                                             156
                                                                                                   ------------
                                                                                                          5,796
                                                                                                   ------------

              SOUTH AMERICAN GOLD COMPANIES (0.0%)
     44,000   Compania de Minas Buenaventura S.A. ADR                                                       278
                                                                                                   ------------
              Total Gold (cost: $11,367)                                                                  7,628
                                                                                                   ------------

              SILVER (0.1%)
     54,000   Pan American Silver Corp.                                                                     374
     25,000   Silver Wheaton Corp.                                                                          306
     77,000   Tahoe Resources, Inc.                                                                         644
                                                                                                   ------------
              Total Silver (cost: $2,187)                                                                 1,324
                                                                                                   ------------

              EXCHANGE-TRADED FUNDS (1.3%)
    224,000   First Trust Global Tactical Commodity Strategy Fund*                                        5,071
    297,334   iShares Silver Trust*                                                                       4,160
    471,000   United States Commodity Index Fund*                                                        20,032
                                                                                                   ------------
              Total Exchange-Traded Funds (cost: $32,834)                                                29,263
                                                                                                   ------------
              Total Precious Metals and Commodity-Related Securities (cost: $46,388)                     38,215
                                                                                                   ------------

              GLOBAL REAL ESTATE EQUITY SECURITIES (0.6%)

              COMMON STOCKS (0.5%)

              DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
     13,100   Daiwa House Industry Co. Ltd.                                                                 322
     68,640   Henderson Land Development Co. Ltd.                                                           423
    251,500   Kerry Properties Ltd.                                                                         753
     87,556   Lend Lease Group                                                                              869
    111,000   New World Development Co. Ltd.                                                                113
      2,600   Nomura Real Estate Holdings, Inc.                                                              49
    128,000   Wheelock & Co. Ltd.                                                                           583
                                                                                                   ------------
                                                                                                          3,112
                                                                                                   ------------
              REAL ESTATE DEVELOPMENT (0.0%)
     66,000   Sino Land Co.                                                                                  99
                                                                                                   ------------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                                         MARKET
NUMBER                                                                                                    VALUE
OF SHARES     SECURITY                                                                                    (000)
---------------------------------------------------------------------------------------------------------------
              REAL ESTATE OPERATING COMPANIES (0.1%)
      4,627   Deutsche Wohnen AG                                                                   $        122
    282,000   Hysan Development Co. Ltd.                                                                  1,134
     25,800   Swire Properties Ltd.                                                                          79
                                                                                                   ------------
                                                                                                          1,335
                                                                                                   ------------
              REITs - DIVERSIFIED (0.0%)
    108,472   BGP Holdings plc, acquired 8/06/2009; cost: $0*(a),(c)                                         --
     21,395   British Land Co. plc(a)                                                                       267
     39,418   GPT Group                                                                                     126
     51,223   Stockland Corp. Ltd.                                                                          142
                                                                                                   ------------
                                                                                                            535
                                                                                                   ------------
              REITs - INDUSTRIAL (0.0%)
     44,700   Ascendas REIT                                                                                  71
     16,077   Segro plc(a)                                                                                  102
                                                                                                   ------------
                                                                                                            173
                                                                                                   ------------
              REITs - OFFICE (0.0%)
     46,000   CapitaLand Commercial Trust                                                                    43
                                                                                                   ------------

              REITs - RETAIL (0.2%)
     54,000   CapitaLand Mall Trust                                                                          73
    696,104   Federation Centres                                                                          1,402
    152,667   Hammerson plc(a)                                                                            1,460
     57,040   INTU Properties plc(a)                                                                        281
    340,500   Link REIT                                                                                   1,808
    114,112   Scentre Group                                                                                 309
                                                                                                   ------------
                                                                                                          5,333
                                                                                                   ------------
              Total Common Stocks (cost: $11,194)                                                        10,630
                                                                                                   ------------
              PREFERRED STOCKS (0.1%)

              REITs - MORTGAGE (0.1%)
              -----------------------
     60,000   Arbor Realty Trust, Inc. (cost: $1,500)                                                     1,414
                                                                                                   ------------
              Total Global Real Estate Equity Securities (cost: $12,694)                                 12,044
                                                                                                   ------------

PRINCIPAL
AMOUNT                                                                 COUPON
(000)                                                                    RATE       MATURITY
---------------------------------------------------------------------------------------------------------------
              BONDS (33.3%)

              CORPORATE OBLIGATIONS (12.5%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              DEPARTMENT STORES (0.1%)
$     1,396   J.C. Penney Corp., Inc.(e)                               6.00%         5/22/2018            1,396
                                                                                                   ------------
              PUBLISHING (0.1%)
      1,934   Cengage Learning Acquisitions, Inc.(e)                   7.00          3/31/2020            1,935
                                                                                                   ------------
              SPECIALTY STORES (0.1%)
      2,000   Guitar Center, Inc.(b)                                   6.50          4/15/2019            1,886

================================================================================

17  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                                MARKET
AMOUNT                                                                 COUPON                             VALUE
(000)         SECURITY                                                   RATE       MATURITY              (000)
---------------------------------------------------------------------------------------------------------------
$     1,000   Toys R Us Property Co. II, LLC                           8.50%        12/01/2017     $        975
                                                                                                   ------------
                                                                                                          2,861
                                                                                                   ------------
              Total Consumer Discretionary                                                                6,192
                                                                                                   ------------
              CONSUMER STAPLES (0.1%)
              -----------------------
              PACKAGED FOODS & MEAT (0.1%)
      2,500   J. M. Smucker Co.(b)                                     4.38          3/15/2045            2,320
        300   Post Holdings, Inc.(b)                                   8.00          7/15/2025              310
                                                                                                   ------------
                                                                                                          2,630
                                                                                                   ------------
              Total Consumer Staples                                                                      2,630
                                                                                                   ------------
              ENERGY (1.8%)
              -------------
              OIL & GAS DRILLING (0.1%)
      3,683   Schahin II Finance Co. SPV Ltd.(b)                       5.88          9/25/2023            1,257
                                                                                                   ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      2,000   American Energy - Permian Basin, LLC(b)                  7.13         11/01/2020            1,020
      2,500   Newfield Exploration Co.                                 5.38          1/01/2026            2,338
                                                                                                   ------------
                                                                                                          3,358
                                                                                                   ------------
              OIL & GAS STORAGE & TRANSPORTATION (1.6%)
     12,000   DCP Midstream, LLC(b)                                    5.85          5/21/2043            9,240
      8,680   Enbridge Energy Partners, LP                             8.05         10/01/2077            8,702
     13,030   Energy Transfer Partners, LP                             3.32(f)      11/01/2066            9,838
      7,980   Enterprise Products Operating, LLC                       7.00          6/01/2067            7,322
      1,900   Martin Midstream Partners, LP                            7.25          2/15/2021            1,776
      2,352   Southern Union Co.                                       3.32(f)      11/01/2066            1,540
                                                                                                   ------------
                                                                                                         38,418
                                                                                                   ------------
              Total Energy                                                                               43,033
                                                                                                   ------------
              FINANCIALS (7.3%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
     10,000   Prospect Capital Corp.                                   5.00          7/15/2019           10,373
      3,010   State Street Capital Trust IV                            1.29(f)       6/01/2077            2,570
      2,400   Walter Investment Management Corp.                       7.88         12/15/2021            2,193
                                                                                                   ------------
                                                                                                         15,136
                                                                                                   ------------
              DIVERSIFIED BANKS (0.6%)
      2,000   Compass Bank                                             6.40         10/01/2017            2,163
      5,000   JPMorgan Chase Capital XIII                              1.23(f)       9/30/2034            4,288
     10,000   JPMorgan Chase Capital XXI                               1.25(f)       1/15/2087            7,945
                                                                                                   ------------
                                                                                                         14,396
                                                                                                   ------------
              LIFE & HEALTH INSURANCE (1.2%)
      9,342   Lincoln National Corp.                                   7.00          5/17/2066            7,955
      1,000   Lincoln National Corp.                                   6.05          4/20/2067              842
      7,800   Prudential Financial, Inc.                               5.63          6/15/2043            8,026
      2,135   Prudential Financial, Inc.                               5.20          3/15/2044            2,098
     10,935   StanCorp Financial Group, Inc.                           6.90          6/01/2067            9,999
                                                                                                   ------------
                                                                                                         28,920
                                                                                                   ------------
              MULTI-LINE INSURANCE (1.3%)
     15,127   Genworth Holdings, Inc.                                  6.15         11/15/2066            7,704
     12,255   Glen Meadow Pass-Through Trust(b)                        6.51          2/12/2067           10,631
     12,810   Nationwide Mutual Insurance Co.(b)                       2.58(f)      12/15/2024           12,836
                                                                                                   ------------
                                                                                                         31,171
                                                                                                   ------------
              MULTI-SECTOR HOLDINGS (0.3%)
      5,325   BNSF Funding Trust I                                     6.61         12/15/2055            6,031
                                                                                                   ------------
              PROPERTY & CASUALTY INSURANCE (2.0%)
     10,800   Allstate Corp.                                           5.75          8/15/2053           11,144

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                                MARKET
AMOUNT                                                                 COUPON                             VALUE
(000)(O)      SECURITY                                                   RATE       MATURITY              (000)
---------------------------------------------------------------------------------------------------------------
$    10,000   AmTrust Financial Services, Inc.                         6.13%         8/15/2023     $     10,372
     11,050   HSB Group, Inc.(a)                                       1.20(f)       7/15/2027            6,961
     14,215   Oil Insurance Ltd.(b)                                    3.26(f)               -(p)        12,260
      6,500   Travelers Companies, Inc.                                6.25          3/15/2067            6,793
                                                                                                   ------------
                                                                                                         47,530
                                                                                                   ------------
              REAL ESTATE DEVELOPMENT (0.1%)
      1,800   Forestar USA Real Estate Group, Inc.(b)                  8.50          6/01/2022            1,881
                                                                                                   ------------
              REGIONAL BANKS (0.9%)
      1,000   Allfirst Preferred Capital Trust                         1.79(f)       7/15/2029              893
      2,200   Compass Bank                                             3.88          4/10/2025            2,061
      8,000   Cullen/Frost Capital Trust II                            1.83(f)       3/01/2034            7,113
      4,000   First Maryland Capital Trust I                           1.29(f)       1/15/2027            3,545
      2,000   Huntington Capital Trust II "B"                          0.91(f)       6/15/2028            1,682
      5,039   Manufacturers & Traders Trust Co.                        5.63         12/01/2021            5,077
                                                                                                   ------------
                                                                                                         20,371
                                                                                                   ------------
              REINSURANCE (0.2%)
      4,000   Alterra USA Holdings Ltd.(b)                             7.20          4/14/2017            4,262
                                                                                                   ------------
              THRIFTS & MORTGAGE FINANCE (0.1%)
      2,000   Ocwen Financial Corp.(b)                                 7.13          5/15/2019            1,830
                                                                                                   ------------
              Total Financials                                                                          171,528
                                                                                                   ------------
              INDUSTRIALS (0.4%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
      1,250   Constellis Holdings, LLC & Constellis Finance
                 Corp.(b)                                              9.75          5/15/2020            1,180
      1,250   Moog, Inc.(b)                                            5.25         12/01/2022            1,265
                                                                                                   ------------
                                                                                                          2,445
                                                                                                   ------------
              AIRLINES (0.1%)
        738   America West Airlines, Inc. Pass-Through
                 Trust (INS)                                           7.93          7/02/2020              794
                                                                                                   ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        800   Artesyn Embedded Technologies, Inc.(b)                   9.75         10/15/2020              792
                                                                                                   ------------
              MARINE (0.1%)
      1,900   Navios Maritime Holdings, Inc.(b)                        7.38          1/15/2022            1,584
                                                                                                   ------------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
      3,137   ILFC E-Capital Trust I(b)                                4.69(f)      12/21/2065            2,957
                                                                                                   ------------
              Total Industrials                                                                           8,572
                                                                                                   ------------
              MATERIALS (0.2%)
              ----------------
              DIVERSIFIED METALS & MINING (0.1%)
      3,500   Freeport-McMoRan, Inc.                                   5.45          3/15/2043            2,502
                                                                                                   ------------
              GOLD (0.1%)
        135   Allied Nevada Gold Corp., DIP(a),(g),(h)                    -(i)       3/10/2016              135
        459   Allied Nevada Gold Corp., DIP(a),(e),(j)                12.00          3/10/2016              483
CAD  30,000   Allied Nevada Gold Corp.(b)                              8.75          6/01/2019            1,368
                                                                                                   ------------
                                                                                                          1,986
                                                                                                   ------------
              Total Materials                                                                             4,488
                                                                                                   ------------
              TELECOMMUNICATION SERVICES (0.0%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
        500   GCI, Inc.                                                6.88          4/15/2025              516
                                                                                                   ------------

================================================================================

19  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                                MARKET
AMOUNT                                                                 COUPON                             VALUE
(000)         SECURITY                                                   RATE       MATURITY              (000)
---------------------------------------------------------------------------------------------------------------
              UTILITIES (2.4%)
              ----------------
              ELECTRIC UTILITIES (0.9%)
$     6,085   NextEra Energy Capital Holdings, Inc.                    6.35%        10/01/2066     $      4,908
      7,000   NextEra Energy Capital Holdings, Inc.                    6.65          6/15/2067            5,827
        500   NextEra Energy Capital Holdings, Inc.                    7.30          9/01/2067              498
      7,400   PPL Capital Funding, Inc.                                6.70          3/30/2067            6,311
      4,041   Texas Competitive Electric Holdings Co., LLC(e)          4.67         10/10/2017            1,846
                                                                                                   ------------
                                                                                                         19,390
                                                                                                   ------------
              MULTI-UTILITIES (1.5%)
      6,350   Dominion Resources, Inc.                                 7.50          6/30/2066            5,675
      3,500   Dominion Resources, Inc.                                 2.58(f)       9/30/2066            3,068
      5,291   Integrys Energy Group, Inc.                              6.11         12/01/2066            4,552
     12,464   Puget Sound Energy, Inc.                                 6.97          6/01/2067           10,937
     13,000   WEC Energy Group, Inc.                                   6.25          5/15/2067           11,326
                                                                                                   ------------
                                                                                                         35,558
                                                                                                   ------------
              Total Utilities                                                                            54,948
                                                                                                   ------------
              Total Corporate Obligations (cost: $300,762)                                              291,907
                                                                                                   ------------
              EURODOLLAR AND YANKEE OBLIGATIONS (4.3%)

              ENERGY (0.4%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
      9,650   TransCanada PipeLines Ltd.                               6.35          5/15/2067            8,130
      1,400   TransCanada Trust                                        5.63          5/20/2075            1,346
                                                                                                   ------------
                                                                                                          9,476
                                                                                                   ------------
              Total Energy                                                                                9,476
                                                                                                   ------------

              FINANCIALS (2.0%)
              -----------------
              DIVERSIFIED BANKS (1.0%)
      5,485   Barclays Bank plc                                        0.69(f)               -(p)         3,565
     11,500   Barclays Bank plc                                        0.69(f)               -(p)         7,360
      2,000   Barclays Bank plc                                        0.75                  -(p)         1,275
      2,000   Barclays Bank plc(b)                                     7.70                  -(p)         2,211
      1,600   HSBC Bank plc                                            0.60(f)               -(p)         1,003
      8,000   HSBC Bank plc                                            0.75(f)               -(p)         5,034
      2,500   LBI hf, acquired 10/12/2007;
                 cost $2,500(a),(b),(c)                                7.43                  -(p)            --
      5,150   Lloyds Bank plc                                          0.69(f)               -(p)         3,274
                                                                                                   ------------
                                                                                                         23,722
                                                                                                   ------------
              LIFE & HEALTH INSURANCE (0.4%)
      9,800   Great-West Life & Annuity Insurance Capital, LP(b)       7.15          5/16/2046           10,020
                                                                                                   ------------
              PROPERTY & CASUALTY INSURANCE (0.6%)
     11,850   QBE Capital Funding III Ltd.(b)                          7.25          5/24/2041           13,091
                                                                                                   ------------
              REGIONAL BANKS (0.0%)
      3,000   Glitnir Banki hf, acquired 9/11/2006 -
                 10/18/2006; cost $3,051(a),(b),(c)                    7.45                  -(p)            --
                                                                                                   ------------
              Total Financials                                                                           46,833
                                                                                                   ------------

              GOVERNMENT (0.2%)
              -----------------
              FOREIGN GOVERNMENT (0.2%)
      5,083   Italy Government International Bond                      5.38          6/15/2033            5,825
                                                                                                   ------------

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

PRINCIPAL                                                                                                MARKET
AMOUNT                                                                 COUPON                             VALUE
(000)         SECURITY                                                   RATE       MATURITY              (000)
---------------------------------------------------------------------------------------------------------------
              MATERIALS (0.8%)
              ----------------
              DIVERSIFIED METALS & MINING (0.0%)
$       900   Vedanta Resources plc(b)                                 6.00%         1/31/2019     $        785
                                                                                                   ------------
              GOLD (0.8%)
     10,400   Kinross Gold Corp.                                       5.95          3/15/2024            8,841
      5,000   Newcrest Finance Proprietary Ltd.(b)                     4.45         11/15/2021            4,684
      4,200   St. Barbara Ltd.(b)                                      8.88          4/15/2018            3,922
                                                                                                   ------------
                                                                                                         17,447
                                                                                                   ------------
              Total Materials                                                                            18,232
                                                                                                   ------------
              UTILITIES (0.9%)
              ----------------
              ELECTRIC UTILITIES (0.9%)
      4,000   EDP Finance B.V.(b)                                      4.13          1/15/2020            4,026
      7,400   Electricite De France S.A.(b)                            5.25                  -(p)         7,502
      6,800   Enel S.p.A.(b)                                           8.75          9/24/2073            7,962
      1,000   SPI Electricity Proprietary Ltd. (INS)(b)                7.25         12/01/2016            1,054
                                                                                                   ------------
                                                                                                         20,544
                                                                                                   ------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
        700   AES Gener S.A.(b)                                        8.38         12/18/2073              760
                                                                                                   ------------
              Total Utilities                                                                            21,304
                                                                                                   ------------
              Total Eurodollar and Yankee Obligations (cost: $104,152)                                  101,670
                                                                                                   ------------
              ASSET-BACKED SECURITIES (0.2%)

              FINANCIALS (0.2%)
              -----------------
              ASSET-BACKED FINANCING (0.2%)
      3,000   SLC Student Loan Trust                                   0.74(f)       7/15/2036            2,719
      1,148   SLM Student Loan Trust                                   0.85(f)      10/25/2038            1,009
                                                                                                   ------------
                                                                                                          3,728
                                                                                                   ------------
              Total Financials                                                                            3,728
                                                                                                   ------------
              Total Asset-Backed Securities (cost: $3,250)                                                3,728
                                                                                                   ------------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              -----------------
      1,242   Sequoia Mortgage Trust                                   1.10(f)       9/20/2033            1,094
      1,221   Wells Fargo Mortgage Backed Securities Trust             2.67(f)       4/25/2035            1,170
                                                                                                   ------------
              Total Financials                                                                            2,264
                                                                                                   ------------
              Total Collateralized Mortgage Obligations (cost: $2,325)                                    2,264
                                                                                                   ------------
              COMMERCIAL MORTGAGE SECURITIES (7.8%)

              FINANCIALS (7.8%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (7.5%)
      2,444   Banc of America Commercial Mortgage, Inc.(b)             5.43         12/10/2042            2,448
     10,000   Banc of America Commercial Mortgage, Inc.                6.04          7/10/2044           10,193
      8,500   Banc of America Commercial Mortgage, Inc.                5.96          5/10/2045            8,653
      2,000   Banc of America Commercial Mortgage, Inc.                5.42         10/10/2045            2,041
      6,000   Banc of America Commercial Mortgage, Inc.                5.33          9/10/2047            6,011
      3,500   Banc of America Commercial Mortgage, Inc.                6.47          2/10/2051            3,678
      2,000   Bear Stearns Commercial Mortgage Securities, Inc.        5.60         12/11/2040            1,976
      4,000   Bear Stearns Commercial Mortgage Securities, Inc.        5.21          2/11/2041            3,997

================================================================================

21  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                                MARKET
AMOUNT                                                                 COUPON                             VALUE
(000)         SECURITY                                                   RATE       MATURITY              (000)
---------------------------------------------------------------------------------------------------------------
$     3,000   Bear Stearns Commercial Mortgage Securities, Inc.(b)     5.66%         9/11/2041     $      2,941
      2,000   Bear Stearns Commercial Mortgage Securities, Inc.        5.60         10/12/2041            2,014
      1,600   CD Commercial Mortgage Trust                             5.69         10/15/2048            1,526
      8,000   Citigroup Commercial Mortgage Trust                      5.97          3/15/2049            8,170
      1,000   Citigroup Commercial Mortgage Trust                      6.35         12/10/2049              948
     10,000   Commercial Mortgage Loan Trust                           6.01          7/10/2038            9,917
      6,000   Commercial Mortgage Loan Trust                           6.24         12/10/2049            6,065
      4,000   Commercial Mortgage Trust                                5.38         12/10/2046            4,008
      2,000   Commercial Mortgage Trust(b)                             5.54         12/11/2049            2,084
     16,400   Credit Suisse Commercial Mortgage
                 Pass-Through Trust                                    0.39          2/15/2040           14,656
      8,000   GE Capital Commercial Mortgage Corp.                     5.45          3/10/2044            8,007
      2,000   GE Capital Commercial Mortgage Corp.                     5.52         11/10/2045            2,000
      9,355   GE Capital Commercial Mortgage Corp.                     5.61         12/10/2049            9,703
      1,843   GMAC Commercial Mortgage Securities, Inc.                4.97         12/10/2041            1,873
      1,000   GMAC Commercial Mortgage Securities, Inc.                4.98         12/10/2041            1,027
      4,000   GS Mortgage Securities Trust                             5.71          4/10/2038            4,036
        240   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      5.00         10/15/2042              240
     11,225   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      5.04         10/15/2042           11,216
      8,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      5.57          4/15/2043            8,087
      2,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      5.56         12/15/2044            2,006
      2,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      5.56         12/15/2044            2,002
      3,675   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                      6.09          4/15/2045            3,609
      2,000   LB-UBS Commercial Mortgage Trust                         5.28          2/15/2041            2,011
      2,500   Merrill Lynch Mortgage Trust                             5.50          7/12/2038            2,497
      1,000   Merrill Lynch Mortgage Trust                             5.53          7/12/2038            1,023
     11,500   Merrill Lynch Mortgage Trust                             5.87          5/12/2039           11,578
        770   Merrill Lynch Mortgage Trust                             5.01         10/12/2041              769
      1,000   Merrill Lynch Mortgage Trust                             5.59          1/12/2044            1,004
      3,000   ML-CFC Commercial Mortgage Trust                         5.42          8/12/2048            3,125
      3,000   ML-CFC Commercial Mortgage Trust                         6.08          8/12/2049            3,054
      1,000   Morgan Stanley Capital I Trust                           5.66          3/12/2044              993
      3,400   Wachovia Bank Commercial Mortgage Trust                  5.90          5/15/2043            3,446
                                                                                                   ------------
                                                                                                        174,632
                                                                                                   ------------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
      8,000   Freddie Mac (+)                                                                             8,239
                                                                                                   ------------
              Total Financials                                                                          182,871
                                                                                                   ------------
              Total Commercial Mortgage Securities (cost: $171,625)                                     182,871
                                                                                                   ------------
              U.S. GOVERNMENT AGENCY ISSUES (0.0%)(k)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
          1   Government National Mortgage Assn. I                     6.50          5/15/2023                1
         11   Government National Mortgage Assn. I                     6.50          4/15/2024               13
          2   Government National Mortgage Assn. I                     7.50          3/15/2017                3
          6   Government National Mortgage Assn. I                     7.50          3/15/2017                6
          1   Government National Mortgage Assn. I                     8.00         11/15/2016                1
          1   Government National Mortgage Assn. I                     8.50          6/15/2016                1
          1   Government National Mortgage Assn. I                     8.50          1/15/2017                1
                                                                                                   ------------
                                                                                                             26
                                                                                                   ------------
              Total U.S. Government Agency Issues (cost: $24)                                                26
                                                                                                   ------------

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

PRINCIPAL                                                                                                MARKET
AMOUNT                                                                 COUPON                             VALUE
(000)         SECURITY                                                   RATE       MATURITY              (000)
---------------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (8.4%)

              BONDS (7.9%)
$    41,520   2.83%, 8/15/2044 (STRIPS Principal)(l)                                               $     17,215
     81,500   3.13%, 8/15/2044                                                                           84,342
     23,000   3.00%, 11/15/2044                                                                          23,224
      1,500   2.50%, 2/15/2045                                                                            1,365
     59,000   3.00%, 5/15/2045                                                                           59,703
                                                                                                   ------------
                                                                                                        185,849
                                                                                                   ------------
              NOTES (0.5%)
     11,000   2.38%, 8/15/2024                                                                           11,187
                                                                                                   ------------
              Total U.S. Treasury Securities (cost: $194,657)                                           197,036
                                                                                                   ------------
              Total Bonds (cost: $776,795)                                                              779,502
                                                                                                   ------------
              MONEY MARKET INSTRUMENTS (1.8%)

              COMMERCIAL PAPER (0.1%)

              MATERIALS (0.1%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
      3,255   Cabot Corp.(b)                                           0.29%         9/01/2015            3,255
                                                                                                   ------------

NUMBER OF
SHARES
---------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (1.7%)
 38,908,079   State Street Institutional Liquid Reserves Fund Premier Class, 0.12%(m)                    38,908
                                                                                                   ------------

PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (0.0%)
$       400   0.01%, 9/17/2015(n)                                                                           400
                                                                                                   ------------
              Total Money Market Instruments (cost: $42,563)                                             42,563
                                                                                                   ------------

              TOTAL INVESTMENTS (COST: $2,285,268)                                                 $  2,319,747
                                                                                                   ============

                                                                                                   UNREALIZED
 NUMBER OF                                                                                        APPRECIATION/
 CONTRACTS                                                             EXPIRATION    CONTRACT    (DEPRECIATION)
LONG/(SHORT)  SECURITY                                                    DATE      VALUE (000)       (000)
---------------------------------------------------------------------------------------------------------------
              FUTURES (0.2%)
         50   Mini MSCI EAFE                                           9/18/2015     $   4,332     $       (367)
                                                                                     =========     ============

================================================================================

23  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

($ IN 000s)                                                         VALUATION HIERARCHY
                                                                    -------------------

                                                     (LEVEL 1)        (LEVEL 2)
                                                   QUOTED PRICES        OTHER           (LEVEL 3)
                                                     IN ACTIVE       SIGNIFICANT      SIGNIFICANT
                                                      MARKETS        OBSERVABLE       UNOBSERVABLE
                                                   FOR IDENTICAL       INPUTS            INPUTS
ASSETS                                                ASSETS                                                TOTAL
-----------------------------------------------------------------------------------------------------------------
  U.S. Equity Securities:
      Common Stocks                               $    591,559      $    1,646          $     --     $    593,205
      Preferred Stocks                                      --          35,045               750           35,795
      Exchange-Traded Funds                            194,487              --                --          194,487
      Fixed-Income Exchange-Traded Funds                61,071              --                --           61,071
  International Equity Securities:
      Common Stocks                                    232,427          46,669                --          279,096
      Preferred Stocks                                   1,160              --                --            1,160
      Exchange-Traded Funds                            282,609              --                --          282,609
  Precious Metals and Commodity-Related
  Securities:
      Gold                                               7,628              --                --            7,628
      Silver                                             1,324              --                --            1,324
      Exchange-Traded Funds                             29,263              --                --           29,263
  Global Real Estate Equity Securities:
      Common Stocks                                      8,520           2,110                --           10,630
      Preferred Stocks                                      --           1,414                --            1,414
Bonds:
  Corporate Obligations                                     --         284,328             7,579          291,907
  Eurodollar and Yankee Obligations                         --         101,670                --          101,670
  Asset-Backed Securities                                   --           3,728                --            3,728
  Collateralized Mortgage Obligations                       --           2,264                --            2,264
  Commercial Mortgage Securities                            --         182,871                --          182,871
  U.S. Government Agency Issues                             --              26                --               26
  U.S. Treasury Securities                             179,821          17,215                --          197,036
Money Market Instruments:
  Commercial Paper                                          --           3,255                --            3,255
  Money Market Funds                                    38,908              --                --           38,908
  U.S. Treasury Bills                                       --             400                --              400
Futures(1)                                               4,332              --                --            4,332
-----------------------------------------------------------------------------------------------------------------
Total                                             $  1,633,109      $  682,641          $  8,329     $  2,324,079
-----------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                        PREFERRED                    CORPORATE
                                                                           STOCKS                  OBLIGATIONS
--------------------------------------------------------------------------------------------------------------
  Balance as of May 31, 2015                                                 $750                       $7,666
  Purchases                                                                     -                           15
  Sales                                                                         -                            -
  Transfers into Level 3                                                        -                            -
  Transfers out of Level 3                                                      -                            -
  Net realized gain (loss) on investments                                       -                            -
  Change in net unrealized appreciation/depreciation of
  investments                                                                   -                         (102)
--------------------------------------------------------------------------------------------------------------
  Balance as of August 31, 2015                                              $750                       $7,579
--------------------------------------------------------------------------------------------------------------

For the period of June 1, 2015 through August 31, 2015, common stocks with a fair value of $212,798,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period. During the same period, common stocks with a fair value of $194,000 were transferred from Level 2 to Level 1 due to the availability of significant observable valuation inputs once the security began actively trading.

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

Additionally, a U.S. Treasury Bills with a fair value of $400,000 were transferred from Level 1 to Level 2 as it more closely approaches its maturity. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

25  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

26  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of Fund NAV.

================================================================================

27  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service.

10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain equity securities which are valued based on methods discussed in Notes A1 and A2, certain bonds, which are valued based on methods discussed in Note A5, and commercial paper and U.S. Treasury Bills, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offer, purchase price, or quoted prices obtained from broker-dealers participating in the market for

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at August 31, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and

================================================================================

29  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

depreciation of investments as of August 31, 2015, were $173,687,000 and $139,208,000, respectively, resulting in net unrealized appreciation of $34,479,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,338,369,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 29.6% of net assets at August 31, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

================================================================================

                                         Notes to Portfolio of Investments |  30

================================================================================

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD      Canadian dollars
DIP      Debtor-in-Possession
REIT     Real estate investment trust
STRIPS   Separate trading of registered interest and principal of securities

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Security was fair valued at August 31, 2015, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees (the Board). The total value of all such securities was $58,754,000, which represented 2.5% of the Fund's net assets.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2015, was $750,000, which represented less than 0.1% of the Fund's net assets.
(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2015.
(e) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2015.

================================================================================

31  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

(g) The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. At August 31, 2015, the Fund held unfunded or partially unfunded loan commitments of $135,000, which are held at par.
(h) At August 31, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $135,000.
(i) The senior loan will settle after August 31, 2015, at which time the interest rate will be determined.
(j) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(k) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(l) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(m) Rate represents the money market fund annualized seven-day yield at August 31, 2015.
(n) Securities and cash with a value of $400,000 are segregated as collateral for initial margin requirements on open futures contracts.
(o)   In U.S. dollars unless otherwise noted.
(p) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  32

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
AUGUST 31, 2015

                                                                      (Form N-Q)

97457-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
August 31, 2015 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               U.S. EQUITY SECURITIES (29.8%)

               COMMON STOCKS (14.9%)

               CONSUMER DISCRETIONARY (2.3%)
               -----------------------------
               ADVERTISING (0.2%)
     4,900     Omnicom Group, Inc.                                                                    $        328
                                                                                                      ------------
               APPAREL RETAIL (0.2%)
     4,800     TJX Companies, Inc.                                                                             337
                                                                                                      ------------
               AUTO PARTS & EQUIPMENT (0.5%)
     3,100     BorgWarner, Inc.                                                                                135
    10,300     Johnson Controls, Inc.                                                                          424
     7,800     Magna International, Inc.                                                                       384
                                                                                                      ------------
                                                                                                               943
                                                                                                      ------------
               AUTOMOBILE MANUFACTURERS (0.1%)
    12,300     Ford Motor Co.                                                                                  171
                                                                                                      ------------
               AUTOMOTIVE RETAIL (0.0%)
     1,200     CarMax, Inc.*                                                                                    73
                                                                                                      ------------
               BROADCASTING (0.1%)
     6,700     CBS Corp. "B"                                                                                   303
                                                                                                      ------------
               GENERAL MERCHANDISE STORES (0.2%)
     4,400     Dollar General Corp.                                                                            328
                                                                                                      ------------
               HOME IMPROVEMENT RETAIL (0.1%)
     1,300     Home Depot, Inc.                                                                                151
                                                                                                      ------------
               HOTELS, RESORTS & CRUISE LINES (0.8%)
    10,000     Carnival Corp.                                                                                  492
     3,000     Hilton Worldwide Holdings, Inc.                                                                  75
    14,000     Norwegian Cruise Line Holdings Ltd.*                                                            807
     3,600     Royal Caribbean Cruises Ltd.                                                                    317
                                                                                                      ------------
                                                                                                             1,691
                                                                                                      ------------
               SPECIALIZED CONSUMER SERVICES (0.1%)
     6,100     H&R Block, Inc.                                                                                 207
                                                                                                      ------------
               Total Consumer Discretionary                                                                  4,532
                                                                                                      ------------
               CONSUMER STAPLES (0.6%)
               -----------------------
               DRUG RETAIL (0.3%)
     1,650     CVS Health Corp.                                                                                169
     5,300     Walgreens Boots Alliance, Inc.                                                                  459
                                                                                                      ------------
                                                                                                               628
                                                                                                      ------------
               FOOD RETAIL (0.1%)
     5,000     Kroger Co.                                                                                      172
                                                                                                      ------------


================================================================================

1  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS (0.1%)
     2,600     Procter & Gamble Co.                                                                   $        184
                                                                                                      ------------
               SOFT DRINKS (0.1%)
     1,700     PepsiCo, Inc.                                                                                   158
                                                                                                      ------------
               Total Consumer Staples                                                                        1,142
                                                                                                      ------------

               ENERGY (1.0%)
               -------------
               INTEGRATED OIL & GAS (0.4%)
     1,650     Chevron Corp.                                                                                   134
     8,610     Occidental Petroleum Corp.                                                                      628
                                                                                                      ------------
                                                                                                               762
                                                                                                      ------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
     6,050     Halliburton Co.                                                                                 238
     3,200     Schlumberger Ltd.                                                                               248
                                                                                                      ------------
                                                                                                               486
                                                                                                      ------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     3,700     Anadarko Petroleum Corp.                                                                        265
     3,524     California Resources Corp.                                                                       14
       900     Cimarex Energy Co.                                                                               99
     2,100     ConocoPhillips                                                                                  103
     1,000     EOG Resources, Inc.                                                                              78
     7,400     Marathon Oil Corp.                                                                              128
                                                                                                      ------------
                                                                                                               687
                                                                                                      ------------
               Total Energy                                                                                  1,935
                                                                                                      ------------
               FINANCIALS (2.2%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     1,900     Ameriprise Financial, Inc.                                                                      214
     6,300     Bank of New York Mellon Corp.                                                                   251
                                                                                                      ------------
                                                                                                               465
                                                                                                      ------------
               CONSUMER FINANCE (0.2%)
     6,220     Capital One Financial Corp.                                                                     483
                                                                                                      ------------
               DIVERSIFIED BANKS (1.3%)
    65,500     Bank of America Corp.                                                                         1,070
     9,610     Citigroup, Inc.                                                                                 514
    11,130     JPMorgan Chase & Co.                                                                            714
     2,950     Wells Fargo & Co.                                                                               157
                                                                                                      ------------
                                                                                                             2,455
                                                                                                      ------------
               REGIONAL BANKS (0.5%)
    19,100     Fifth Third Bancorp                                                                             381
    37,500     KeyCorp                                                                                         515
                                                                                                      ------------
                                                                                                               896
                                                                                                      ------------
               Total Financials                                                                              4,299
                                                                                                      ------------
               HEALTH CARE (2.7%)
               ------------------
               BIOTECHNOLOGY (0.5%)
     1,900     Amgen, Inc.                                                                                     289
     7,550     Gilead Sciences, Inc.                                                                           793
                                                                                                      ------------
                                                                                                             1,082
                                                                                                      ------------
               HEALTH CARE DISTRIBUTORS (0.2%)
     3,990     Cardinal Health, Inc.                                                                           328
                                                                                                      ------------
               HEALTH CARE EQUIPMENT (0.5%)
    14,600     Hologic, Inc.*                                                                                  567

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
     6,700     Medtronic plc                                                                          $        484
                                                                                                      ------------
                                                                                                             1,051
                                                                                                      ------------
               HEALTH CARE TECHNOLOGY (0.1%)
     6,500     Veeva Systems, Inc. "A"*                                                                        168
                                                                                                      ------------
               MANAGED HEALTH CARE (0.1%)
     1,300     UnitedHealth Group, Inc.                                                                        151
                                                                                                      ------------
               PHARMACEUTICALS (1.3%)
    16,700     AbbVie, Inc.                                                                                  1,042
       500     Allergan plc*                                                                                   152
     1,500     Johnson & Johnson                                                                               141
     9,200     Merck & Co., Inc.                                                                               495
    21,153     Pfizer, Inc.                                                                                    682
                                                                                                      ------------
                                                                                                             2,512
                                                                                                      ------------
               Total Health Care                                                                             5,292
                                                                                                      ------------
               INDUSTRIALS (1.9%)
               ------------------
               AEROSPACE & DEFENSE (0.2%)
     2,400     Honeywell International, Inc.                                                                   238
       900     Raytheon Co.                                                                                     92
       700     TransDigm Group, Inc.*                                                                          161
                                                                                                      ------------
                                                                                                               491
                                                                                                      ------------
               AIRLINES (0.3%)
    11,000     Southwest Airlines Co.                                                                          404
     3,300     United Continental Holdings, Inc.*                                                              188
                                                                                                      ------------
                                                                                                               592
                                                                                                      ------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     6,050     Eaton Corp. plc                                                                                 345
                                                                                                      ------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     3,300     Republic Services, Inc.                                                                         135
                                                                                                      ------------
               INDUSTRIAL CONGLOMERATES (0.9%)
     3,300     Carlisle Companies, Inc.                                                                        332
    59,200     General Electric Co.                                                                          1,470
                                                                                                      ------------
                                                                                                             1,802
                                                                                                      ------------

               INDUSTRIAL MACHINERY (0.2%)
     3,400     Stanley Black & Decker, Inc.                                                                    345
                                                                                                      ------------
               RAILROADS (0.1%)
     1,100     Kansas City Southern                                                                            102
                                                                                                      ------------
               Total Industrials                                                                             3,812
                                                                                                      ------------

               INFORMATION TECHNOLOGY (3.2%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.5%)
    34,563     Cisco Systems, Inc.                                                                             894
     1,800     QUALCOMM, Inc.                                                                                  102
                                                                                                      ------------
                                                                                                               996
                                                                                                      ------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
       600     Alliance Data Systems Corp.*                                                                    154
     3,000     MasterCard, Inc. "A"                                                                            277
     3,800     Visa, Inc. "A"                                                                                  271
                                                                                                      ------------
                                                                                                               702
                                                                                                      ------------
               INTERNET SOFTWARE & SERVICES (0.5%)
     3,800     Facebook, Inc. "A"*                                                                             340
       980     Google, Inc. "A"*                                                                               635
                                                                                                      ------------
                                                                                                               975
                                                                                                      ------------

================================================================================

3  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT (0.3%)
    24,900     Applied Materials, Inc.                                                                $        401
     2,600     Lam Research Corp.                                                                              189
                                                                                                      ------------
                                                                                                               590
                                                                                                      ------------
               SEMICONDUCTORS (0.1%)
     3,200     Intel Corp.                                                                                      91
     9,000     Micron Technology, Inc.*                                                                        148
                                                                                                      ------------
                                                                                                               239
                                                                                                      ------------
               SYSTEMS SOFTWARE (0.6%)
    16,800     Microsoft Corp.                                                                                 731
    11,000     Oracle Corp.                                                                                    408
                                                                                                      ------------
                                                                                                             1,139
                                                                                                      ------------
               TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.9%)
     8,370     Apple, Inc.                                                                                     944
    12,300     Hewlett-Packard Co.                                                                             345
     3,800     Seagate Technology plc                                                                          195
     3,800     Western Digital Corp.                                                                           312
                                                                                                      ------------
                                                                                                             1,796
                                                                                                      ------------
               Total Information Technology                                                                  6,437
                                                                                                      ------------

               MATERIALS (0.5%)
               ----------------
               COMMODITY CHEMICALS (0.0%)
       800     LyondellBasell Industries N.V. "A"                                                               68
                                                                                                      ------------
               DIVERSIFIED CHEMICALS (0.2%)
    21,700     Huntsman Corp.                                                                                  359
                                                                                                      ------------
               DIVERSIFIED METALS & MINING (0.2%)
    26,000     Freeport-McMoRan, Inc.                                                                          277
                                                                                                      ------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
     1,300     CF Industries Holdings, Inc.                                                                     75
                                                                                                      ------------
               PAPER PACKAGING (0.1%)
     3,900     Bemis Co., Inc.                                                                                 165
                                                                                                      ------------
               Total Materials                                                                                 944
                                                                                                      ------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     8,151     Verizon Communications, Inc.                                                                    375
                                                                                                      ------------
               UTILITIES (0.3%)
               ----------------
               ELECTRIC UTILITIES (0.3%)
     7,100     Edison International                                                                            415
     1,500     NextEra Energy, Inc.                                                                            148
                                                                                                      ------------
                                                                                                               563
                                                                                                      ------------
               Total Utilities                                                                                 563
                                                                                                      ------------
               Total Common Stocks (cost: $27,748)                                                          29,331
                                                                                                      ------------
               PREFERRED STOCKS (2.9%)

               CONSUMER STAPLES (1.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (1.0%)
    32,000     CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                    907

================================================================================

                                                  Portfolio of Investments |   4

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
    10,000     Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)             $      1,056
                                                                                                      ------------
                                                                                                             1,963
                                                                                                      ------------
               Total Consumer Staples                                                                        1,963
                                                                                                      ------------
               ENERGY (0.7%)
               -------------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     1,120     Chesapeake Energy Corp., 5.75%, perpetual(a)                                                    494
                                                                                                      ------------
               OIL & GAS STORAGE & TRANSPORTATION (0.4%)
       300     Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)                                       274
    23,078     NuStar Logistics, LP, 7.63%                                                                     605
                                                                                                      ------------
                                                                                                               879
                                                                                                      ------------
               Total Energy                                                                                  1,373
                                                                                                      ------------
               FINANCIALS (0.9%)
               -----------------
               LIFE & HEALTH INSURANCE (0.4%)
    27,414     Delphi Financial Group, Inc., 7.38%, cumulative redeemable                                      687
                                                                                                      ------------
               REGIONAL BANKS (0.5%)
     1,035     M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                       1,058
                                                                                                      ------------
               Total Financials                                                                              1,745
                                                                                                      ------------
               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    20,000     Qwest Corp., 7.50%                                                                              533
                                                                                                      ------------
               Total Preferred Stocks (cost: $5,880)                                                         5,614
                                                                                                      ------------
               EXCHANGE-TRADED FUNDS (7.7%)
    42,200     iShares Core S&P 500 ETF                                                                      8,387
     1,600     iShares Core S&P Mid-Cap ETF                                                                    227
    35,900     PowerShares DB Commodity Index Tracking Fund*                                                   563
    32,300     United States Commodity Index Fund*                                                           1,374
    17,300     Vanguard Mid-Cap ETF                                                                          2,115
    25,200     Vanguard Small-Cap Value ETF                                                                  2,561
                                                                                                      ------------
               Total Exchange-Traded Funds (cost: $15,644)                                                  15,227
                                                                                                      ------------
               FIXED-INCOME EXCHANGE-TRADED FUNDS (4.3%)
    28,200     iShares 20+ Year Treasury Bond ETF                                                            3,424
    35,500     iShares 7-10 Year Treasury Bond ETF                                                           3,776
     4,400     iShares Barclays Aggregate Bond ETF                                                             479
     9,100     iShares iBoxx High Yield Corporate Bond ETF                                                     785
                                                                                                      ------------
               Total Fixed-Income Exchange-Traded Funds (cost: $8,443)                                       8,464
                                                                                                      ------------
               Total U.S. Equity Securities (cost: $57,715)                                                 58,636
                                                                                                      ------------
               INTERNATIONAL EQUITY SECURITIES (16.4%)

               COMMON STOCKS (0.7%)

               ENERGY (0.2%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
     6,300     Royal Dutch Shell plc ADR "A"                                                                   334
                                                                                                      ------------
               FINANCIALS (0.0%)
               -----------------
               PROPERTY & CASUALTY INSURANCE (0.0%)
     1,700     XL Group plc                                                                                     63
                                                                                                      ------------

================================================================================

5  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               HEALTH CARE (0.4%)
               ------------------
               PHARMACEUTICALS (0.4%)
     6,800     Novartis AG ADR                                                                        $        661
     4,500     Roche Holdings Ltd. ADR                                                                         154
                                                                                                      ------------
                                                                                                               815
                                                                                                      ------------
               Total Health Care                                                                               815
                                                                                                      ------------
               INFORMATION TECHNOLOGY (0.1%)
               -----------------------------
               SEMICONDUCTORS (0.1%)
     2,461     NXP Semiconductors N.V.*                                                                        208
                                                                                                      ------------
               Total Common Stocks (cost: $1,331)                                                            1,420
                                                                                                      ------------
               EXCHANGE-TRADED FUNDS (15.7%)
     8,349     EGShares Emerging Markets Consumer ETF                                                          190
    11,700     First Trust Global Tactical Commodity Strategy Fund*                                            265
   185,265     iShares Core MSCI EAFE ETF                                                                   10,219
    72,838     iShares Core MSCI Emerging Markets ETF                                                        2,964
    35,000     iShares Currency Hedged MSCI EAFE ETF                                                           894
    76,822     iShares MSCI EAFE ETF                                                                         4,607
     7,400     iShares MSCI EAFE Minimum Volatility ETF                                                        472
   110,400     iShares MSCI Japan ETF                                                                        1,338
     2,330     iShares MSCI Philippines ETF                                                                     81
     8,489     iShares MSCI Turkey ETF                                                                         325
     7,200     PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                                       272
    39,500     PowerShares FTSE RAFI Emerging Markets Portfolio                                                617
    36,400     Schwab Fundamental International Large Co. Index ETF                                            913
     3,500     SPDR S&P China ETF                                                                              244
     7,496     SPDR S&P Emerging Markets SmallCap ETF                                                          278
    34,600     Vanguard FTSE Developed Markets ETF                                                           1,291
    53,600     Vanguard FTSE Europe ETF                                                                      2,762
     9,621     WisdomTree Emerging Markets High Dividend Fund                                                  351
     5,259     WisdomTree Emerging Markets SmallCap Dividend Fund                                              192
    13,000     WisdomTree Europe Hedged Equity Fund                                                            749
    29,552     WisdomTree India Earnings Fund                                                                  581
    24,300     WisdomTree Japan Hedged Equity Index Fund                                                     1,270
                                                                                                      ------------
               Total Exchange-Traded Funds (cost: $32,412)                                                  30,875
                                                                                                      ------------
               Total International Equity Securities (cost: $33,743)                                        32,295
                                                                                                      ------------
               PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (0.4%)

               GOLD (0.1%)

               NORTH AMERICAN GOLD COMPANIES (0.1%)
     6,500     Goldcorp, Inc.                                                                                   90
                                                                                                      ------------

               EXCHANGE-TRADED FUNDS (0.3%)
    42,600     Market Vectors Gold Miners ETF                                                                  601
                                                                                                      ------------
               Total Precious Metals and Commodity-Related Securities (cost: $1,189)                           691
                                                                                                      ------------
               GLOBAL REAL ESTATE EQUITY SECURITIES (0.3%)

               PREFERRED STOCKS (0.3%)

               REITs - MORTGAGE (0.1%)
               -----------------------
     8,000     Arbor Realty Trust, Inc., 7.38%                                                                 189
                                                                                                      ------------

================================================================================

                                                  Portfolio of Investments |   6

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               REITs - OFFICE (0.2%)
               ---------------------
    12,000     Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                 $        307
                                                                                                      ------------
               Total Preferred Stocks                                                                          496
                                                                                                      ------------
               Total Global Real Estate Equity Securities (cost: $494)                                         496
                                                                                                      ------------

PRINCIPAL
AMOUNT                                                              COUPON
(000)                                                                 RATE              MATURITY
------------------------------------------------------------------------------------------------------------------
               BONDS (49.1%)

               CORPORATE OBLIGATIONS (17.5%)

               CONSUMER DISCRETIONARY (0.9%)
               -----------------------------
               DEPARTMENT STORES (0.1%)
$      150     J.C. Penney Corp., Inc.(b)                             6.00%            5/22/2018               149
                                                                                                      ------------
               PUBLISHING (0.1%)
       145     Cengage Learning Acquisitions, Inc.(b)                 7.00             3/31/2020               145
                                                                                                      ------------
               SPECIALTY STORES (0.7%)
       200     Guitar Center, Inc.(a)                                 6.50             4/15/2019               189
     1,100     Staples, Inc.(b),(c)                                   3.50             4/07/2021             1,097
       150     Toys R Us Property Co. II, LLC                         8.50            12/01/2017               146
                                                                                                      ------------
                                                                                                             1,432
                                                                                                      ------------
               Total Consumer Discretionary                                                                  1,726
                                                                                                      ------------

               CONSUMER STAPLES (0.3%)
               -----------------------
               PACKAGED FOODS & MEAT (0.3%)
       500     J. M. Smucker Co.(a)                                   4.38             3/15/2045               464
        50     Post Holdings, Inc.(a)                                 8.00             7/15/2025                52
                                                                                                      ------------
                                                                                                               516
                                                                                                      ------------
               Total Consumer Staples                                                                          516
                                                                                                      ------------
               ENERGY (2.3%)
               -------------
               OIL & GAS DRILLING (0.2%)
       912     Schahin II Finance Co. SPV Ltd.(a)                     5.88             9/25/2023               311
                                                                                                      ------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
       200     American Energy - Permian Basin, LLC(a)                7.38            11/01/2021               102
       800     Newfield Exploration Co.                               5.38             1/01/2026               748
                                                                                                      ------------
                                                                                                               850
                                                                                                      ------------
               OIL & GAS STORAGE & TRANSPORTATION (1.7%)
     1,225     DCP Midstream, LLC(a)                                  5.85             5/21/2043               943
       500     Enbridge Energy Partners, LP                           8.05            10/01/2077               501
       950     Energy Transfer Partners, LP                           3.32(d)         11/01/2066               717
     1,000     Enterprise Products Operating, LLC                     7.00             6/01/2067               918
       200     Martin Midstream Partners, LP                          7.25             2/15/2021               187
       200     Southern Union Co.                                     3.32(d)         11/01/2066               131
                                                                                                      ------------
                                                                                                             3,397
                                                                                                      ------------
               Total Energy                                                                                  4,558
                                                                                                      ------------
               FINANCIALS (9.4%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
       900     Prospect Capital Corp.                                 5.00             7/15/2019               933

================================================================================

7  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     1,000    State Street Capital Trust IV                          1.29%(d)         6/01/2077       $       854
        200    Walter Investment Management Corp.                     7.88            12/15/2021               183
                                                                                                       -----------
                                                                                                             1,970
                                                                                                       -----------
               DIVERSIFIED BANKS (0.6%)
        400    Compass Bank                                           6.40            10/01/2017               433
      1,000    JPMorgan Chase Capital XXI                             1.25(d)          1/15/2087               794
                                                                                                       -----------
                                                                                                             1,227
                                                                                                       -----------
               LIFE & HEALTH INSURANCE (2.1%)
      1,100    Lincoln National Corp.                                 7.00             5/17/2066               937
        800    MetLife, Inc.                                          6.40            12/15/2066               881
      1,000    Prudential Financial, Inc.                             5.63             6/15/2043             1,029
      1,350    StanCorp Financial Group, Inc.                         6.90             6/01/2067             1,234
                                                                                                       -----------
                                                                                                             4,081
                                                                                                       -----------
               MULTI-LINE INSURANCE (1.5%)
        950    Genworth Holdings, Inc.                                6.15            11/15/2066               484
      1,500    Glen Meadow Pass-Through Trust(a)                      6.51             2/12/2067             1,301
      1,100    Nationwide Mutual Insurance Co.(a)                     2.58(d)         12/15/2024             1,102
                                                                                                       -----------
                                                                                                             2,887
                                                                                                       -----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
      1,000    GE Capital Trust I                                     6.38            11/15/2067             1,071
        150    General Electric Capital Corp.                         6.38            11/15/2067               160
                                                                                                       -----------
                                                                                                             1,231
                                                                                                       -----------
               PROPERTY & CASUALTY INSURANCE (2.4%)
      1,000    Allstate Corp.                                         5.75             8/15/2053             1,032
      1,000    AmTrust Financial Services, Inc.                       6.13             8/15/2023             1,037
        750    HSB Group, Inc.(e)                                     1.20(d)          7/15/2027               472
        600    Ironshore Holdings, Inc.(a)                            8.50             5/15/2020               700
      1,450    Oil Insurance Ltd.(a)                                  3.26(d)                  -(f)          1,251
        300    Progressive Corp.                                      6.70             6/15/2067               306
                                                                                                       -----------
                                                                                                             4,798
                                                                                                       -----------
               REAL ESTATE DEVELOPMENT (0.1%)
        200    Forestar USA Real Estate Group, Inc.(a)                8.50             6/01/2022               209
                                                                                                       -----------
               REGIONAL BANKS (1.0%)
        100    Compass Bank                                           3.88             4/10/2025                94
      1,000    Cullen/Frost Capital Trust II                          1.83(d)          3/01/2034               889
        100    First Maryland Capital Trust I                         1.29(d)          1/15/2027                89
      1,000    SunTrust Capital I                                     0.99(d)          5/15/2027               860
                                                                                                       -----------
                                                                                                             1,932
                                                                                                       -----------
               THRIFTS & MORTGAGE FINANCE (0.1%)
        200    Ocwen Financial Corp.(a)                               7.13             5/15/2019               183
                                                                                                       -----------
               Total Financials                                                                             18,518
                                                                                                       -----------

               INDUSTRIALS (1.1%)
               ------------------
               AEROSPACE & DEFENSE (0.6%)
      1,150    Constellis Holdings, LLC & Constellis Finance
                  Corp.(a)                                            9.75             5/15/2020             1,085
        150    Moog, Inc.(a)                                          5.25            12/01/2022               152
                                                                                                       -----------
                                                                                                             1,237
                                                                                                       -----------
               AIRLINES (0.1%)
        239    Continental Airlines, Inc. "B" Pass-Through Trust      6.25            10/11/2021               250
                                                                                                       -----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
        100    Artesyn Embedded Technologies, Inc.(a)                 9.75            10/15/2020                99
                                                                                                       -----------
               MARINE (0.1%)
        200    Navios Maritime Holdings, Inc.(a)                      7.38             1/15/2022               167
                                                                                                       -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                               COUPON                                  VALUE
(000)(g)       SECURITY                                                RATE             MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               RAILROADS (0.1%)
$       250    Florida East Coast Holdings Corp.(a)                    6.75%           5/01/2019       $       252
                                                                                                       -----------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
         75    ILFC E-Capital Trust I(a)                               4.69(d)        12/21/2065                71
                                                                                                       -----------
               Total Industrials                                                                             2,076
                                                                                                       -----------

               INFORMATION TECHNOLOGY (0.0%)
               -----------------------------
               SYSTEMS SOFTWARE (0.0%)
        100    Italics Merger Sub, Inc.(a)                             7.13            7/15/2023                97
                                                                                                       -----------

               MATERIALS (0.5%)
               ----------------
               DIVERSIFIED METALS & MINING (0.4%)
      1,050    Freeport-McMoRan, Inc.                                  5.45            3/15/2043               751
                                                                                                       -----------
               GOLD (0.1%)
CAD   3,700    Allied Nevada Gold Corp.(a),(h)                         8.75            6/01/2019               169
          9    Allied Nevada Gold Corp., DIP(c),(e),(i)                   -(j)         3/10/2016                 9
         31    Allied Nevada Gold Corp., DIP(b),(e),(k)               12.00            3/10/2016                32
                                                                                                       -----------
                                                                                                               210
                                                                                                       -----------
               Total Materials                                                                                 961
                                                                                                       -----------

               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
        100    GCI, Inc.                                               6.88            4/15/2025               103
                                                                                                       -----------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        200    Sprint Corp.                                            7.13            6/15/2024               186
                                                                                                       -----------
               Total Telecommunication Services                                                                289
                                                                                                       -----------

               UTILITIES (2.9%)
               ----------------
               ELECTRIC UTILITIES (0.9%)
        600    NextEra Energy Capital Holdings, Inc.                   6.35           10/01/2066               484
        324    NextEra Energy Capital Holdings, Inc.                   6.65            6/15/2067               269
        300    NextEra Energy Capital Holdings, Inc.                   7.30            9/01/2067               299
        550    PPL Capital Funding, Inc.                               6.70            3/30/2067               469
        251    Texas Competitive Electric Holdings Co., LLC(b)         4.67           10/10/2017               115
                                                                                                       -----------
                                                                                                             1,636
                                                                                                       -----------
               MULTI-UTILITIES (2.0%)
        390    Dominion Resources, Inc.                                7.50            6/30/2066               349
        600    Dominion Resources, Inc.                                2.58(d)         9/30/2066               526
      1,100    Integrys Energy Group, Inc.                             6.11           12/01/2066               946
      1,200    Puget Sound Energy, Inc.                                6.97            6/01/2067             1,053
      1,250    WEC Energy Group, Inc.                                  6.25            5/15/2067             1,089
                                                                                                       -----------
                                                                                                             3,963
                                                                                                       -----------
               Total Utilities                                                                               5,599
                                                                                                       -----------
               Total Corporate Obligations (cost: $37,580)                                                  34,340
                                                                                                       -----------

               EURODOLLAR AND YANKEE OBLIGATIONS (8.0%)

               ENERGY (0.7%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.7%)
      1,700    TransCanada PipeLines Ltd.                              6.35            5/15/2067             1,432
                                                                                                       -----------

================================================================================

9  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               FINANCIALS (2.9%)
               -----------------
               DIVERSIFIED BANKS (1.3%)
$       400    Barclays Bank plc                                      0.69%(d)                 -(f)    $       256
        400    Barclays Bank plc                                      0.69(d)                  -(f)            260
         50    Barclays Bank plc(a)                                   7.70                     -(f)             55
        100    HSBC Bank plc                                          0.60(d)                  -(f)             63
      1,400    HSBC Bank plc                                          0.75(d)                  -(f)            881
      1,800    Lloyds Bank plc                                        0.69(d)                  -(f)          1,144
                                                                                                       -----------
                                                                                                             2,659
                                                                                                       -----------
               LIFE & HEALTH INSURANCE (0.5%)
      1,000    Great-West Life & Annuity Insurance Capital, LP(a)     7.15             5/16/2046             1,022
                                                                                                       -----------
               MULTI-LINE INSURANCE (0.3%)
        600    ZFS Finance USA Trust V(a)                             6.50             5/09/2067               623
                                                                                                       -----------
               PROPERTY & CASUALTY INSURANCE (0.5%)
        850    QBE Capital Funding III Ltd.(a)                        7.25             5/24/2041               939
                                                                                                       -----------
               REINSURANCE (0.3%)
        500    Swiss Re Capital I, LP(a)                              6.85                     -(f)            512
                                                                                                       -----------
               Total Financials                                                                              5,755
                                                                                                       -----------

               GOVERNMENT (0.6%)
               -----------------
               FOREIGN GOVERNMENT (0.6%)
      1,000    Italy Government International Bond                    5.38             6/15/2033             1,146
                                                                                                       -----------

               INDUSTRIALS (0.3%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.3%)
        500    Hutchison Whampoa International Ltd.(a)                6.00(d)                  -(f)            502
                                                                                                       -----------

               MATERIALS (2.2%)
               ----------------
               COMMODITY CHEMICALS (0.4%)
        800    Braskem Finance Ltd.                                   6.45             2/03/2024               728
                                                                                                       -----------
               DIVERSIFIED METALS & MINING (0.1%)
        200    Vedanta Resources plc(a)                               6.00             1/31/2019               175
                                                                                                       -----------
               GOLD (1.7%)
      1,200    Kinross Gold Corp.                                     5.95             3/15/2024             1,020
      1,100    Newcrest Finance Proprietary Ltd.(a)                   4.45            11/15/2021             1,031
      1,400    St. Barbara Ltd.(a)                                    8.88             4/15/2018             1,307
                                                                                                       -----------
                                                                                                             3,358
                                                                                                       -----------
               Total Materials                                                                               4,261
                                                                                                       -----------

               UTILITIES (1.3%)
               ----------------
               ELECTRIC UTILITIES (1.3%)
      1,000    EDP Finance B.V.(a)                                    4.13             1/15/2020             1,006
        700    Electricite De France S.A.(a)                          5.25                     -(f)            710
        700    Enel S.p.A.(a)                                         8.75             9/24/2073               820
                                                                                                       -----------
                                                                                                             2,536
                                                                                                       -----------
               Total Utilities                                                                               2,536
                                                                                                       -----------
               Total Eurodollar and Yankee Obligations (cost: $15,718)                                      15,632
                                                                                                       -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)

               FINANCIALS (0.5%)
               -----------------
               ASSET-BACKED FINANCING (0.5%)
$        89    Sequoia Mortgage Trust                                 1.10%(d)         9/20/2033       $        78
        977    Structured Asset Mortgage Investments, Inc.            0.70(d)          7/19/2035               896
         82    Wells Fargo Mortgage Backed Securities Trust           2.67(d)          4/25/2035                79
                                                                                                       -----------
                                                                                                             1,053
                                                                                                       -----------
               Total Financials                                                                              1,053
                                                                                                       -----------
               Total Collateralized Mortgage Obligations (cost: $1,052)                                      1,053
                                                                                                       -----------

               COMMERCIAL MORTGAGE SECURITIES (7.3%)

               FINANCIALS (7.3%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (7.3%)
        400    Banc of America Commercial Mortgage, Inc.              6.04             7/10/2044               408
        100    Banc of America Commercial Mortgage, Inc.              5.42            10/10/2045               102
        800    Banc of America Commercial Mortgage, Inc.              6.47             2/10/2051               841
         50    Bear Stearns Commercial Mortgage Securities,
                  Inc.                                                5.60            12/11/2040                49
      1,200    Bear Stearns Commercial Mortgage Securities,
                  Inc.(a)                                             5.66             9/11/2041             1,176
         50    Bear Stearns Commercial Mortgage Securities,
                  Inc.                                                5.60            10/12/2041                50
        200    CD Commercial Mortgage Trust                           5.69            10/15/2048               191
        450    Citigroup Commercial Mortgage Trust                    5.97             3/15/2049               460
         50    Citigroup Commercial Mortgage Trust                    6.35            12/10/2049                47
      1,150    Commercial Mortgage Trust                              5.38            12/10/2046             1,152
        850    Credit Suisse Commercial Mortgage Pass-
                  Through Trust                                       0.39             2/15/2040               760
        750    GE Capital Commercial Mortgage Corp.                   5.45             3/10/2044               751
      1,100    GE Capital Commercial Mortgage Corp.                   5.52            11/10/2045             1,100
        850    GE Capital Commercial Mortgage Corp.                   5.61            12/10/2049               882
        211    GMAC Commercial Mortgage Securities, Inc.              4.97            12/10/2041               214
      1,075    GS Mortgage Securities Trust                           5.71             4/10/2038             1,085
      1,000    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    6.09             4/15/2045               982
        300    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.37             5/15/2047               308
         50    LB-UBS Commercial Mortgage Trust                       5.28             2/15/2041                50
        800    Merrill Lynch Mortgage Trust                           6.03             6/12/2050               829
        700    Morgan Stanley Capital I Trust                         5.37            11/14/2042               700
      1,000    Morgan Stanley Capital I Trust                         5.66             3/12/2044             1,008
        100    Morgan Stanley Capital I Trust                         5.66             3/12/2044                99
      1,000    Wachovia Bank Commercial Mortgage Trust                5.90             5/15/2043             1,014
                                                                                                       -----------
                                                                                                            14,258
                                                                                                       -----------
               Total Financials                                                                             14,258
                                                                                                       -----------
               Total Commercial Mortgage Securities (cost: $14,190)                                         14,258
                                                                                                       -----------

               U.S. GOVERNMENT AGENCY ISSUES (0.5%)(l)

               COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
      1,000    Freddie Mac(+)                                         3.51             4/25/2030             1,030
                                                                                                       -----------
               Total U.S. Government Agency Issues (cost: $1,020)                                            1,030
                                                                                                       -----------

================================================================================

11  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITIES (15.3%)

               BONDS (10.1%)
$     10,100   3.13%, 8/15/2044                                                                        $    10,452
       7,600   3.15%, 8/15/2044 (STRIPS Principal)(m)                                                        3,151
       2,935   3.00%, 11/15/2044                                                                             2,964
         300   2.50%, 2/15/2045                                                                                273
       3,000   3.00%, 5/15/2045                                                                              3,036
                                                                                                       -----------
               Total Bonds                                                                                  19,876
                                                                                                       -----------

               NOTES (5.2%)
       1,906   1.75%, 5/15/2022(n)                                                                           1,887
       1,315   1.63%, 11/15/2022                                                                             1,285
         618   2.00%, 2/15/2023                                                                                617
         500   1.75%, 5/15/2023                                                                                489
       2,000   2.75%, 11/15/2023                                                                             2,103
       1,500   2.50%, 5/15/2024                                                                              1,543
       1,500   2.38%, 8/15/2024                                                                              1,526
         800   2.25%, 11/15/2024                                                                               804
                                                                                                       -----------
               Total Notes                                                                                  10,254
                                                                                                       -----------
               Total U.S. Treasury Securities (cost: $29,470)                                               30,130
                                                                                                       -----------
               Total Bonds (cost: $99,030)                                                                  96,443
                                                                                                       -----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (3.5%)

               MONEY MARKET FUNDS (3.5%)
   6,861,541   State Street Institutional Liquid Reserves Fund Premier
                  Class, 0.12%(o) (cost: $6,862)                                                             6,862
                                                                                                       -----------

               TOTAL INVESTMENTS (COST: $199,033)                                                      $   195,423
                                                                                                       ===========

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                    (LEVEL 1)        (LEVEL 2)         (LEVEL 3)
                                                  QUOTED PRICES        OTHER          SIGNIFICANT
                                                    IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                                     MARKETS        OBSERVABLE          INPUTS
                                                  FOR IDENTICAL       INPUTS
ASSETS                                               ASSETS                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                                    $  29,331       $      --           $   --           $  29,331
   Preferred Stocks                                        --           5,614               --               5,614
   Exchange-Traded Funds                               15,227              --               --              15,227
   Fixed-Income Exchange-Traded Funds                   8,464              --               --               8,464
International Equity Securities:
   Common Stocks                                        1,420              --               --               1,420
   Exchange-Traded Funds                               30,875              --               --              30,875
Precious Metals and Commodity-Related
Securities:
   Gold                                                    90              --               --                  90
   Exchange-Traded Funds                                  601              --               --                 601
Global Real Estate Equity Securities:
   Preferred Stocks                                        --             496               --                 496
Bonds:
  Corporate Obligations                                    --          33,827              513              34,340
  Eurodollar and Yankee Obligations                        --          15,632               --              15,632
  Collateralized Mortgage Obligations                      --           1,053               --               1,053
  Commercial Mortgage Securities                           --          14,258               --              14,258
  U.S. Government Agency Issues                            --           1,030               --               1,030
  U.S. Treasury Securities                             26,979           3,151               --              30,130
Money Market Instruments:
  Money Market Funds                                    6,862              --               --               6,862
------------------------------------------------------------------------------------------------------------------
Total                                               $ 119,849       $  75,061           $  513           $ 195,423
------------------------------------------------------------------------------------------------------------------

                                                                                             CORPORATE OBLIGATIONS
------------------------------------------------------------------------------------------------------------------
 Balance as of May 31, 2015                                                                                   $519
 Purchases                                                                                                       1
 Sales                                                                                                           -
 Transfers into Level 3                                                                                          -
 Transfers out of Level 3                                                                                        -
 Net realized gain (loss) on investments                                                                         -
 Change in net unrealized appreciation/depreciation of investments                                              (7)
------------------------------------------------------------------------------------------------------------------
 Balance as of August 31, 2015                                                                                $513
------------------------------------------------------------------------------------------------------------------

For the period of June 1, 2015 through August 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Cornerstone Moderately Conservative Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Conservative Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

14  | USAA Cornerstone Moderately Conservative Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of Fund NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation

================================================================================

15  | USAA Cornerstone Moderately Conservative Fund

================================================================================

procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A2, and certain bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by purchase price or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at August 31, 2015, did not include master netting provisions.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value

================================================================================

17  | USAA Cornerstone Moderately Conservative Fund

================================================================================

of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2015, were $6,725,000 and $10,335,000, respectively, resulting in net unrealized depreciation of $3,610,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $196,437,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 24.8% of net assets at August 31, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR          American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
             dollars.
CAD          Canadian dollar
DIP          Debtor-in-Possession
REIT         Real estate investment trust
STRIPS       Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) At August 31, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $1,106,000.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2015.
(e) Security was fair valued at August 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $513,000, which represented 0.3% of the Fund's net assets.

================================================================================

19  | USAA Cornerstone Moderately Conservative Fund

================================================================================

(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g)  In U.S. dollars unless otherwise noted.
(h) At August 31, 2015, the issuer was in default with respect to interest and/or principal payments.
(i) The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. At August 31, 2015, the Fund held unfunded or partially unfunded loan commitments of $9,000, which are held at par.
(j) The senior loan will settle after August 31, 2015, at which time the interest rate will be determined.
(k) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(l) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(m) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(n) At August 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(o) Rate represents the money market fund annualized seven-day yield at August 31, 2015.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  20

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE MODERATE FUND
AUGUST 31, 2015

                                                                      (Form N-Q)
48048-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATE FUND
August 31, 2015 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               U.S. EQUITY SECURITIES (32.5%)

               COMMON STOCKS (20.2%)

               CONSUMER DISCRETIONARY (3.1%)
               -----------------------------
               ADVERTISING (0.2%)
     36,400    Omnicom Group, Inc.                                                                     $     2,438
                                                                                                       -----------
               APPAREL RETAIL (0.2%)
     35,800    TJX Companies, Inc.                                                                           2,517
                                                                                                       -----------
               AUTO PARTS & EQUIPMENT (0.7%)
     23,100    BorgWarner, Inc.                                                                              1,008
     75,500    Johnson Controls, Inc.                                                                        3,106
     57,600    Magna International, Inc.                                                                     2,833
                                                                                                       -----------
                                                                                                             6,947
                                                                                                       -----------
               AUTOMOBILE MANUFACTURERS (0.1%)
     95,000    Ford Motor Co.                                                                                1,318
                                                                                                       -----------
               AUTOMOTIVE RETAIL (0.1%)
     10,000    CarMax, Inc.*                                                                                   610
                                                                                                       -----------
               BROADCASTING (0.2%)
     49,700    CBS Corp. "B"                                                                                 2,248
                                                                                                       -----------
               GENERAL MERCHANDISE STORES (0.2%)
     33,100    Dollar General Corp.                                                                          2,466
                                                                                                       -----------
               HOME IMPROVEMENT RETAIL (0.1%)
      9,400    Home Depot, Inc.                                                                              1,095
                                                                                                       -----------
               HOTELS, RESORTS & CRUISE LINES (1.2%)
     73,600    Carnival Corp.                                                                                3,623
     20,000    Hilton Worldwide Holdings, Inc.                                                                 497
    102,300    Norwegian Cruise Line Holdings Ltd.*                                                          5,893
     27,100    Royal Caribbean Cruises Ltd.                                                                  2,389
                                                                                                       -----------
                                                                                                            12,402
                                                                                                       -----------
               SPECIALIZED CONSUMER SERVICES (0.1%)
     43,200    H&R Block, Inc.                                                                               1,470
                                                                                                       -----------
               Total Consumer Discretionary                                                                 33,511
                                                                                                       -----------

               CONSUMER STAPLES (0.8%)
               -----------------------
               DRUG RETAIL (0.5%)
     11,630    CVS Health Corp.                                                                              1,191
     39,300    Walgreens Boots Alliance, Inc.                                                                3,402
                                                                                                       -----------
                                                                                                             4,593
                                                                                                       -----------
               FOOD RETAIL (0.1%)
     38,000    Kroger Co.                                                                                    1,311
                                                                                                       -----------

================================================================================

1  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS (0.1%)
     18,100    Procter & Gamble Co.                                                                    $     1,279
                                                                                                       -----------
               SOFT DRINKS (0.1%)
     13,000    PepsiCo, Inc.                                                                                 1,208
                                                                                                       -----------
               Total Consumer Staples                                                                        8,391
                                                                                                       -----------

               ENERGY (1.3%)
               -------------
               INTEGRATED OIL & GAS (0.5%)
     12,330    Chevron Corp.                                                                                   999
     63,870    Occidental Petroleum Corp.                                                                    4,663
                                                                                                       -----------
                                                                                                             5,662
                                                                                                       -----------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
     44,840    Halliburton Co.                                                                               1,764
     23,600    Schlumberger Ltd.                                                                             1,826
                                                                                                       -----------
                                                                                                             3,590
                                                                                                       -----------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     28,800    Anadarko Petroleum Corp.                                                                      2,062
     28,068    California Resources Corp.                                                                      109
      6,800    Cimarex Energy Co.                                                                              751
     16,100    ConocoPhillips                                                                                  791
      7,500    EOG Resources, Inc.                                                                             587
     54,800    Marathon Oil Corp.                                                                              948
                                                                                                       -----------
                                                                                                             5,248
                                                                                                       -----------
               Total Energy                                                                                 14,500
                                                                                                       -----------

               FINANCIALS (3.0%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
     13,500    Ameriprise Financial, Inc.                                                                    1,521
     47,000    Bank of New York Mellon Corp.                                                                 1,871
                                                                                                       -----------
                                                                                                             3,392
                                                                                                       -----------
               CONSUMER FINANCE (0.4%)
     46,600    Capital One Financial Corp.                                                                   3,623
                                                                                                       -----------
               DIVERSIFIED BANKS (1.7%)
    488,300    Bank of America Corp.                                                                         7,979
     71,833    Citigroup, Inc.                                                                               3,841
     81,400    JPMorgan Chase & Co.                                                                          5,218
     23,040    Wells Fargo & Co.                                                                             1,229
                                                                                                       -----------
                                                                                                            18,267
                                                                                                       -----------
               REGIONAL BANKS (0.6%)
    140,800    Fifth Third Bancorp                                                                           2,805
    287,000    KeyCorp                                                                                       3,943
                                                                                                       -----------
                                                                                                             6,748
                                                                                                       -----------
               Total Financials                                                                             32,030
                                                                                                       -----------

               HEALTH CARE (3.7%)
               ------------------
               BIOTECHNOLOGY (0.8%)
     14,500    Amgen, Inc.                                                                                   2,201
     56,100    Gilead Sciences, Inc.                                                                         5,894
                                                                                                       -----------
                                                                                                             8,095
                                                                                                       -----------
               HEALTH CARE DISTRIBUTORS (0.2%)
     29,300    Cardinal Health, Inc.                                                                         2,410
                                                                                                       -----------
               HEALTH CARE EQUIPMENT (0.7%)
    108,000    Hologic, Inc.*                                                                                4,191

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
     48,700    Medtronic plc                                                                           $     3,521
                                                                                                       -----------
                                                                                                             7,712
                                                                                                       -----------
               HEALTH CARE TECHNOLOGY (0.1%)
     48,000    Veeva Systems, Inc. "A"*                                                                      1,243
                                                                                                       -----------
               MANAGED HEALTH CARE (0.1%)
     10,000    UnitedHealth Group, Inc.                                                                      1,157
                                                                                                       -----------
               PHARMACEUTICALS (1.8%)
    123,750    AbbVie, Inc.                                                                                  7,724
      4,000    Allergan plc*                                                                                 1,215
     11,940    Johnson & Johnson                                                                             1,122
     68,100    Merck & Co., Inc.                                                                             3,667
    156,334    Pfizer, Inc.                                                                                  5,037
                                                                                                       -----------
                                                                                                            18,765
                                                                                                       -----------
               Total Health Care                                                                            39,382
                                                                                                       -----------

               INDUSTRIALS (2.6%)
               ------------------
               AEROSPACE & DEFENSE (0.3%)
     17,900    Honeywell International, Inc.                                                                 1,777
      5,800    Raytheon Co.                                                                                    595
      5,000    TransDigm Group, Inc.*                                                                        1,149
                                                                                                       -----------
                                                                                                             3,521
                                                                                                       -----------
               AIRLINES (0.4%)
     81,500    Southwest Airlines Co.                                                                        2,991
     24,400    United Continental Holdings, Inc.*                                                            1,390
                                                                                                       -----------
                                                                                                             4,381
                                                                                                       -----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
     44,800    Eaton Corp. plc                                                                               2,556
                                                                                                       -----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     23,900    Republic Services, Inc.                                                                         980
                                                                                                       -----------
               INDUSTRIAL CONGLOMERATES (1.2%)
     24,000    Carlisle Companies, Inc.                                                                      2,417
    439,390    General Electric Co.                                                                         10,906
                                                                                                       -----------
                                                                                                            13,323
                                                                                                       -----------
               INDUSTRIAL MACHINERY (0.3%)
     25,700    Stanley Black & Decker, Inc.                                                                  2,609
                                                                                                       -----------
               RAILROADS (0.1%)
      7,800    Kansas City Southern                                                                            723
                                                                                                       -----------
               Total Industrials                                                                            28,093
                                                                                                       -----------

               INFORMATION TECHNOLOGY (4.4%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.7%)
    259,456    Cisco Systems, Inc.                                                                           6,715
     12,700    QUALCOMM, Inc.                                                                                  718
                                                                                                       -----------
                                                                                                             7,433
                                                                                                       -----------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
      4,600    Alliance Data Systems Corp.*                                                                  1,183
     20,000    MasterCard, Inc. "A"                                                                          1,847
     28,800    Visa, Inc. "A"                                                                                2,054
                                                                                                       -----------
                                                                                                             5,084
                                                                                                       -----------
               INTERNET SOFTWARE & SERVICES (0.7%)
     28,500    Facebook, Inc. "A"*                                                                           2,549
      7,260    Google, Inc. "A"*                                                                             4,703
                                                                                                       -----------
                                                                                                             7,252
                                                                                                       -----------

================================================================================

3  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SEMICONDUCTOR EQUIPMENT (0.4%)
    184,300   Applied Materials, Inc.                                                                  $     2,965
     19,800   Lam Research Corp.                                                                             1,441
                                                                                                       -----------
                                                                                                             4,406
                                                                                                       -----------
              SEMICONDUCTORS (0.1%)
     23,790   Intel Corp.                                                                                      679
     69,000   Micron Technology, Inc.*                                                                       1,132
                                                                                                       -----------
                                                                                                             1,811
                                                                                                       -----------
              SYSTEMS SOFTWARE (0.8%)
    124,480   Microsoft Corp.                                                                                5,417
     81,600   Oracle Corp.                                                                                   3,027
                                                                                                       -----------
                                                                                                             8,444
                                                                                                       -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.2%)
     61,230   Apple, Inc.                                                                                    6,904
     91,500   Hewlett-Packard Co.                                                                            2,567
     27,500   Seagate Technology plc                                                                         1,414
     28,400   Western Digital Corp.                                                                          2,328
                                                                                                       -----------
                                                                                                            13,213
                                                                                                       -----------
              Total Information Technology                                                                  47,643
                                                                                                       -----------

              MATERIALS (0.6%)
              ----------------
              COMMODITY CHEMICALS (0.0%)
      5,900   LyondellBasell Industries N.V. "A"                                                               504
                                                                                                       -----------
              DIVERSIFIED CHEMICALS (0.2%)
    160,600   Huntsman Corp.                                                                                 2,655
                                                                                                       -----------
              DIVERSIFIED METALS & MINING (0.2%)
    192,700   Freeport-McMoRan, Inc.                                                                         2,050
                                                                                                       -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
      9,900   CF Industries Holdings, Inc.                                                                     568
                                                                                                       -----------
              PAPER PACKAGING (0.1%)
     28,600   Bemis Co., Inc.                                                                                1,213
                                                                                                       -----------
              Total Materials                                                                                6,990
                                                                                                       -----------

              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     59,389   Verizon Communications, Inc.                                                                   2,732
                                                                                                       -----------

              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
     52,800   Edison International                                                                           3,088
     11,500   NextEra Energy, Inc.                                                                           1,131
                                                                                                       -----------
                                                                                                             4,219
                                                                                                       -----------
              Total Utilities                                                                                4,219
                                                                                                       -----------
              Total Common Stocks (cost: $196,569)                                                         217,491
                                                                                                       -----------

              PREFERRED STOCKS (2.5%)

              CONSUMER STAPLES (1.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.0%)
    161,682   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                   4,583

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
     58,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)              $     6,124
                                                                                                       -----------
                                                                                                            10,707
                                                                                                       -----------
               Total Consumer Staples                                                                       10,707
                                                                                                       -----------

               ENERGY (0.8%)
               -------------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      4,900    Chesapeake Energy Corp., 5.75%, perpetual(a)                                                  2,159
                                                                                                       -----------
               OIL & GAS STORAGE & TRANSPORTATION (0.6%)
      2,050    Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)                                     1,870
    156,338    NuStar Logistics, LP, 7.63%                                                                   4,101
                                                                                                       -----------
                                                                                                             5,971
                                                                                                       -----------
               Total Energy                                                                                  8,130
                                                                                                       -----------
               FINANCIALS (0.4%)
               -----------------
               LIFE & HEALTH INSURANCE (0.4%)
    167,198    Delphi Financial Group, Inc., 7.38%, cumulative redeemable                                    4,190
                                                                                                       -----------
               REINSURANCE (0.0%)
      1,500    American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired 1/23/2007 -
               3/09/2007; cost $1,533*(b),(c)                                                                  375
                                                                                                       -----------
               Total Financials                                                                              4,565
                                                                                                       -----------

               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    126,000    Qwest Corp., 7.50%                                                                            3,359
                                                                                                       -----------
               Total Preferred Stocks (cost: $28,045)                                                       26,762
                                                                                                       -----------

               EXCHANGE-TRADED FUNDS (7.9%)
    245,700    iShares Core S&P 500 ETF                                                                     48,833
     63,279    iShares Core S&P Mid-Cap ETF                                                                  8,961
        200    iShares Core S&P Small-Cap ETF                                                                   22
    114,500    PowerShares DB Commodity Index Tracking Fund*                                                 1,796
    109,100    Vanguard Mid-Cap ETF                                                                         13,341
    125,300    Vanguard Small-Cap Value ETF                                                                 12,733
                                                                                                       -----------
               Total Exchange-Traded Funds (cost: $84,178)                                                  85,686
                                                                                                       -----------

               FIXED-INCOME EXCHANGE-TRADED FUNDS (1.9%)
    110,000    iShares 20+ Year Treasury Bond ETF                                                           13,356
     62,800    iShares 7-10 Year Treasury Bond ETF                                                           6,680
                                                                                                       -----------
               Total Fixed-Income Exchange-Traded Funds (cost: $20,049)                                     20,036
                                                                                                       -----------
               Total U.S. Equity Securities (cost: $328,841)                                               349,975
                                                                                                       -----------

               INTERNATIONAL EQUITY SECURITIES (20.7%)

               COMMON STOCKS (1.0%)

               ENERGY (0.2%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
     47,000    Royal Dutch Shell plc ADR "A"                                                                 2,487
                                                                                                       -----------

================================================================================

5  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               FINANCIALS (0.1%)
               -----------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
     12,900    XL Group plc                                                                            $       481
                                                                                                       -----------
               HEALTH CARE (0.6%)
               ------------------
               PHARMACEUTICALS (0.6%)
     50,700    Novartis AG ADR                                                                               4,929
     35,000    Roche Holding Ltd. ADR                                                                        1,196
                                                                                                       -----------
                                                                                                             6,125
                                                                                                       -----------
               Total Health Care                                                                             6,125
                                                                                                       -----------
               INFORMATION TECHNOLOGY (0.1%)
               -----------------------------
               SEMICONDUCTORS (0.1%)
     18,328    NXP Semiconductors N.V.*                                                                      1,551
                                                                                                       -----------
               Total Common Stocks (cost: $9,965)                                                           10,644
                                                                                                       -----------
               EXCHANGE-TRADED FUNDS (19.7%)
     82,387    EGShares Emerging Markets Consumer ETF                                                        1,871
    992,460    iShares Core MSCI EAFE ETF                                                                   54,744
    537,500    iShares Core MSCI Emerging Markets ETF                                                       21,871
    202,100    iShares Currency Hedged MSCI EAFE ETF                                                         5,164
    857,297    iShares MSCI EAFE ETF                                                                        51,412
     57,400    iShares MSCI EAFE Minimum Volatility ETF                                                      3,659
    531,100    iShares MSCI Japan Index Fund                                                                 6,437
     57,438    iShares MSCI Turkey ETF                                                                       2,196
    172,000    PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                                     6,496
    268,000    PowerShares FTSE RAFI Emerging Markets Portfolio                                              4,186
     26,600    SPDR S&P China ETF                                                                            1,852
     34,497    SPDR S&P Emerging Markets SmallCap ETF                                                        1,282
    219,600    Vanguard FTSE Developed Markets ETF                                                           8,195
    342,800    Vanguard FTSE European ETF                                                                   17,665
     55,946    WisdomTree Emerging Markets Equity Income Fund                                                2,039
     59,797    WisdomTree Emerging Markets SmallCap Dividend Fund                                            2,190
     90,400    WisdomTree Europe Hedged Equity ETF                                                           5,210
    223,351    WisdomTree India Earnings Fund                                                                4,389
    209,700    WisdomTree Japan Hedged Equity Index Fund                                                    10,959
                                                                                                       -----------
               Total Exchange-Traded Funds (cost: $220,983)                                                211,817
                                                                                                       -----------
               Total International Equity Securities (cost: $230,948)                                      222,461
                                                                                                       -----------

               PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (0.9%)

               GOLD (0.1%)

               NORTH AMERICAN GOLD COMPANIES (0.1%)
     47,000    Goldcorp, Inc. (cost: $764)                                                                     651
                                                                                                       -----------

               EXCHANGE-TRADED FUNDS (0.8%)
     65,300    First Trust Global Tactical Commodity Strategy Fund*                                          1,478
     69,416    iShares Silver Trust*                                                                           971
     81,400    Market Vectors Gold Miners ETF                                                                1,149
    141,800    United States Commodity Index Fund*                                                           6,031
                                                                                                       -----------
               Total Exchange-Traded Funds (cost: $11,125)                                                   9,629
                                                                                                       -----------
               Total Precious Metals and Commodity-Related Securities (cost: $11,889)                       10,280
                                                                                                       -----------

================================================================================

                                                  Portfolio of Investments |   6

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              GLOBAL REAL ESTATE EQUITY SECURITIES (0.2%)

              PREFERRED STOCKS (0.2%)

              REITs - MORTGAGE (0.1%)
              -----------------------
     24,000   Arbor Realty Trust, Inc., 7.38%                                                          $       565
                                                                                                       -----------

              REITs - OFFICE (0.1%)
              ---------------------
     58,254   Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                         1,492
                                                                                                       -----------
              Total Preferred Stocks (cost: $1,907)                                                          2,057
                                                                                                       -----------
              Total Global Real Estate Equity Securities (cost: $1,907)                                      2,057
                                                                                                       -----------

PRINCIPAL
AMOUNT                                                              COUPON
(000)          SECURITY                                               RATE              MATURITY
------------------------------------------------------------------------------------------------------------------
               BONDS (43.1%)

               CORPORATE OBLIGATIONS (16.5%)

               CONSUMER DISCRETIONARY (0.3%)
               -----------------------------
               DEPARTMENT STORES (0.1%)
$       598    J.C. Penney Corp., Inc.(d)                             6.00%            5/22/2018               598
                                                                                                       -----------
               PUBLISHING (0.1%)
        725    Cengage Learning Acquisitions, Inc.(d)                 7.00             3/31/2020               726
                                                                                                       -----------
               SPECIALTY STORES (0.1%)
      1,000    Guitar Center, Inc.(a)                                 6.50             4/15/2019               943
        700    Toys R Us Property Co. II, LLC                         8.50            12/01/2017               682
                                                                                                       -----------
                                                                                                             1,625
                                                                                                       -----------
               Total Consumer Discretionary                                                                  2,949
                                                                                                       -----------

               CONSUMER STAPLES (0.1%)
               -----------------------
               PACKAGED FOODS & MEAT (0.1%)
      1,500    J. M. Smucker Co.(a)                                   4.38             3/15/2045             1,392
        100    Post Holdings, Inc.(a)                                 8.00             7/15/2025               103
                                                                                                       -----------
                                                                                                             1,495
                                                                                                       -----------
               Total Consumer Staples                                                                        1,495
                                                                                                       -----------

               ENERGY (2.1%)
               -------------
               OIL & GAS DRILLING (0.1%)
      1,407    Schahin II Finance Co. SPV Ltd.(a)                     5.88             9/25/2023               480
                                                                                                       -----------
               OIL & GAS EXPLORATION & PRODUCTION (0.1%)
        700    American Energy - Permian Basin, LLC(a)                7.38            11/01/2021               357
      1,000    Newfield Exploration Co.                               5.38             1/01/2026               935
                                                                                                       -----------
                                                                                                             1,292
                                                                                                       -----------
               OIL & GAS STORAGE & TRANSPORTATION (1.9%)
      5,700    DCP Midstream, LLC(a)                                  5.85             5/21/2043             4,389
      3,059    Enbridge Energy Partners, LP                           8.05            10/01/2077             3,067
      7,300    Energy Transfer Partners, LP                           3.32(e)         11/01/2066             5,512
      4,000    Enterprise Products Operating, LLC                     7.00             6/01/2067             3,670
        800    Martin Midstream Partners, LP                          7.25             2/15/2021               748
      1,000    Southern Union Co.                                     3.32(e)         11/01/2066               655

================================================================================

7  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
 $    2,500    TEPPCO Partners, LP                                    7.00%            6/01/2067       $     2,256
                                                                                                       -----------
                                                                                                            20,297
                                                                                                       -----------
               Total Energy                                                                                 22,069
                                                                                                       -----------

               FINANCIALS (10.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
      6,000    Prospect Capital Corp.                                 5.00             7/15/2019             6,224
      4,200    State Street Capital Trust IV                          1.29(e)          6/01/2077             3,586
      1,200    Walter Investment Management Corp.                     7.88            12/15/2021             1,096
                                                                                                       -----------
                                                                                                            10,906
                                                                                                       -----------
               DIVERSIFIED BANKS (0.6%)
        600    Compass Bank                                           6.40            10/01/2017               649
      2,100    JPMorgan Chase Capital XIII                            1.23(e)          9/30/2034             1,801
      4,500    JPMorgan Chase Capital XXI                             1.25(e)          1/15/2087             3,575
                                                                                                       -----------
                                                                                                             6,025
                                                                                                       -----------
               LIFE & HEALTH INSURANCE (1.6%)
      5,500    Lincoln National Corp.                                 7.00             5/17/2066             4,683
      2,000    Lincoln National Corp.                                 6.05             4/20/2067             1,685
      4,000    Prudential Financial, Inc.                             5.63             6/15/2043             4,116
      1,000    Prudential Financial, Inc.                             5.20             3/15/2044               983
      6,150    StanCorp Financial Group, Inc.                         6.90             6/01/2067             5,623
                                                                                                       -----------
                                                                                                            17,090
                                                                                                       -----------
               MULTI-LINE INSURANCE (1.6%)
      7,000    Genworth Holdings, Inc.                                6.15            11/15/2066             3,565
      8,300    Glen Meadow Pass-Through Trust(a)                      6.51             2/12/2067             7,200
      6,670    Nationwide Mutual Insurance Co.(a)                     2.58(e)         12/15/2024             6,684
                                                                                                       -----------
                                                                                                            17,449
                                                                                                       -----------
               MULTI-SECTOR HOLDINGS (0.3%)
      3,000    BNSF Funding Trust I                                   6.61            12/15/2055             3,397
                                                                                                       -----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
      3,000    GE Capital Trust I                                     6.38            11/15/2067             3,212
                                                                                                       -----------
               PROPERTY & CASUALTY INSURANCE (2.8%)
      5,000    Allstate Corp.                                         5.75             8/15/2053             5,159
      5,800    AmTrust Financial Services, Inc.                       6.13             8/15/2023             6,016
      4,875    HSB Group, Inc.(c)                                     1.20(e)          7/15/2027             3,071
      4,530    Ironshore Holdings, Inc.(a)                            8.50             5/15/2020             5,286
      9,600    Oil Insurance Ltd.(a)                                  3.26(e)                  -(f)          8,280
      2,500    Travelers Companies, Inc.                              6.25             3/15/2067             2,613
                                                                                                       -----------
                                                                                                            30,425
                                                                                                       -----------
               REAL ESTATE DEVELOPMENT (0.1%)
        800    Forestar USA Real Estate Group, Inc.(a)                8.50             6/01/2022               836
                                                                                                       -----------
               REGIONAL BANKS (1.9%)
      1,000    Allfirst Preferred Capital Trust                       1.79(e)          7/15/2029               892
      2,000    Compass Bank                                           3.88             4/10/2025             1,874
      4,000    Cullen/Frost Capital Trust II                          1.83(e)          3/01/2034             3,557
      2,850    First Maryland Capital Trust I                         1.29(e)          1/15/2027             2,526
      2,500    First Tennessee Bank, N.A.                             5.65             4/01/2016             2,560
      2,000    Huntington Capital Trust II "B"                        0.91(e)          6/15/2028             1,682
      2,000    Manufacturers & Traders Trust Co.                      5.63            12/01/2021             2,015
      6,000    SunTrust Capital I                                     0.99(e)          5/15/2027             5,160
                                                                                                       -----------
                                                                                                            20,266
                                                                                                       -----------
               REINSURANCE (0.1%)
      1,500    Alterra USA Holdings Ltd.(a)                           7.20             4/14/2017             1,598
                                                                                                       -----------
               THRIFTS & MORTGAGE FINANCE (0.1%)
      1,000    Ocwen Financial Corp.(a)                               7.13             5/15/2019               915
                                                                                                       -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)(p)       SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                        $   112,119
                                                                                                       -----------

               INDUSTRIALS (0.6%)
               ------------------
               AEROSPACE & DEFENSE (0.1%)
$       500    Constellis Holdings, LLC & Constellis Finance
                  Corp.(a)                                            9.75%            5/15/2020               472
        500    Moog, Inc.(a)                                          5.25            12/01/2022               506
                                                                                                       -----------
                                                                                                               978
                                                                                                       -----------
               AIRLINES (0.1%)
        590    America West Airlines, Inc. Pass-Through Trust
                  (INS)                                               7.93             7/02/2020               635
                                                                                                       -----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        500    Artesyn Embedded Technologies, Inc.(a)                 9.75            10/15/2020               495
                                                                                                       -----------
               MARINE (0.1%)
        800    Navios Maritime Holdings, Inc.(a)                      7.38             1/15/2022               667
                                                                                                       -----------
               RAILROADS (0.0%)
        350    Florida East Coast Holdings Corp.(a)                   6.75             5/01/2019               354
                                                                                                       -----------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
      1,000    ILFC E-Capital Trust I(a)                              4.69(e)         12/21/2065               943
      2,000    ILFC E-Capital Trust II(a)                             6.25(e)         12/21/2065             1,897
                                                                                                       -----------
                                                                                                             2,840
                                                                                                       -----------
               Total Industrials                                                                             5,969
                                                                                                       -----------
               MATERIALS (0.2%)
               ----------------
               DIVERSIFIED METALS & MINING (0.1%)
      1,750    Freeport-McMoRan, Inc.                                 5.45             3/15/2043             1,251
                                                                                                       -----------
               GOLD (0.1%)
CAD  16,800    Allied Nevada Gold Corp.(a),(g)                        8.75             6/01/2019               766
         48    Allied Nevada Gold Corp., DIP(c),(h),(i)                 --(j)          3/10/2016                48
        161    Allied Nevada Gold Corp., DIP(c),(d),(k)              12.00             3/10/2016               169
                                                                                                       -----------
                                                                                                               983
                                                                                                       -----------
               Total Materials                                                                               2,234
                                                                                                       -----------

               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
        300    GCI, Inc.                                              6.88             4/15/2025               310
                                                                                                       -----------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        700    Sprint Corp.                                           7.13             6/15/2024               649
                                                                                                       -----------
               Total Telecommunication Services                                                                959
                                                                                                       -----------

               UTILITIES (2.7%)
               ----------------
               ELECTRIC UTILITIES (0.9%)
      2,800    NextEra Energy Capital Holdings, Inc.                  6.35            10/01/2066             2,258
      1,750    NextEra Energy Capital Holdings, Inc.                  6.65             6/15/2067             1,457
      2,150    NextEra Energy Capital Holdings, Inc.                  7.30             9/01/2067             2,143
      3,312    PPL Capital Funding, Inc.                              6.70             3/30/2067             2,825
      1,869    Texas Competitive Electric Holdings Co., LLC(d)        4.67            10/10/2017               854
                                                                                                       -----------
                                                                                                             9,537
                                                                                                       -----------
               MULTI-UTILITIES (1.8%)
      2,500    Dominion Resources, Inc.                               7.50             6/30/2066             2,234
      2,900    Dominion Resources, Inc.                               2.58(e)          9/30/2066             2,542
      3,342    Integrys Energy Group, Inc.                            6.11            12/01/2066             2,875
      7,000    Puget Sound Energy, Inc.                               6.97             6/01/2067             6,142

================================================================================

9  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     7,000    WEC Energy Group, Inc.                                 6.25%            5/15/2067       $     6,099
                                                                                                       -----------
                                                                                                            19,892
                                                                                                       -----------
               Total Utilities                                                                              29,429
                                                                                                       -----------
               Total Corporate Obligations (cost: $181,231)                                                177,223
                                                                                                       -----------

               EURODOLLAR AND YANKEE OBLIGATIONS (6.5%)

               ENERGY (0.5%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      5,544    TransCanada PipeLines Ltd.                             6.35             5/15/2067             4,671
        600    TransCanada Trust                                      5.63             5/20/2075               577
                                                                                                       -----------
                                                                                                             5,248
                                                                                                       -----------
               Total Energy                                                                                  5,248
                                                                                                       -----------
               FINANCIALS (3.0%)
               -----------------
               DIVERSIFIED BANKS (1.6%)
      8,030    Barclays Bank plc                                      0.69(e)                  -(f)          5,139
        500    Barclays Bank plc                                      0.69(e)                  -(f)            325
        350    Barclays Bank plc                                      0.75                     -(f)            223
        900    Barclays Bank plc(a)                                   7.70                     -(f)            995
      9,500    HSBC Bank plc                                          0.75(e)                  -(f)          5,978
      1,000    LBI hf, acquired 10/12/2007;
                  cost $1,000(a),(b),(c),(g)                          7.43                     -(f)             --
      6,800    Lloyds Bank plc                                        0.69(e)                  -(f)          4,323
                                                                                                       -----------
                                                                                                            16,983
                                                                                                       -----------
               LIFE & HEALTH INSURANCE (0.4%)
      4,750    Great-West Life & Annuity Insurance Capital, LP(a)     7.15             5/16/2046             4,857
                                                                                                       -----------
               PROPERTY & CASUALTY INSURANCE (0.6%)
      6,130    QBE Capital Funding III Ltd.(a)                        7.25             5/24/2041             6,772
                                                                                                       -----------
               REGIONAL BANKS (0.0%)
      2,000    Glitnir Banki hf, acquired 9/11/2006 -
                  10/18/2006; cost $2,034(a),(b),(c),(g)              7.45                     -(f)             --
                                                                                                       -----------
               REINSURANCE (0.4%)
      4,000    Swiss Re Capital I, LP(a)                              6.85                     -(f)          4,095
                                                                                                       -----------
               Total Financials                                                                             32,707
                                                                                                       -----------

               GOVERNMENT (0.3%)
               -----------------
               FOREIGN GOVERNMENT (0.3%)
      2,620    Italy Government International Bond                    5.38             6/15/2033             3,002
                                                                                                       -----------

               MATERIALS (1.3%)
               ----------------
               COMMODITY CHEMICALS (0.2%)
      3,000    Braskem Finance Ltd.                                   6.45             2/03/2024             2,730
                                                                                                       -----------
               DIVERSIFIED METALS & MINING (0.1%)
        800    Vedanta Resources plc(a)                               6.00             1/31/2019               698
                                                                                                       -----------
               GOLD (1.0%)
      5,600    Kinross Gold Corp.                                     5.95             3/15/2024             4,761
      4,285    Newcrest Finance Proprietary Ltd.(a)                   4.45            11/15/2021             4,014
      2,200    St. Barbara Ltd(a)                                     8.88             4/15/2018             2,054
                                                                                                       -----------
                                                                                                            10,829
                                                                                                       -----------
               Total Materials                                                                              14,257
                                                                                                       -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               UTILITIES (1.4%)
               ----------------
               ELECTRIC UTILITIES (1.3%)
$     3,000    EDP Finance B.V.(a)                                    4.13%            1/15/2020       $     3,019
      4,500    Electricite De France S.A.(a)                          5.25                     -(f)          4,562
      5,700    Enel S.p.A.(a)                                         8.75             9/24/2073             6,675
                                                                                                       -----------
                                                                                                            14,256
                                                                                                       -----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
        300    AES Gener S.A.(a)                                      8.38            12/18/2073               325
                                                                                                       -----------
               Total Utilities                                                                              14,581
                                                                                                       -----------
               Total Eurodollar and Yankee Obligations (cost: $70,500)                                      69,795
                                                                                                       -----------

               ASSET-BACKED SECURITIES (0.2%)

               FINANCIALS (0.2%)
               -----------------
               ASSET-BACKED FINANCING (0.2%)
      2,000    SLC Student Loan Trust                                 0.74(e)          7/15/2036             1,813
        574    SLM Student Loan Trust                                 0.85(e)         10/25/2038               504
                                                                                                       -----------
                                                                                                             2,317
                                                                                                       -----------
               Total Financials                                                                              2,317
                                                                                                       -----------
               Total Asset-Backed Securities (cost: $1,975)                                                  2,317
                                                                                                       -----------

               COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

               FINANCIALS (0.3%)
               -----------------
        443    Sequoia Mortgage Trust                                 1.10(e)          9/20/2033               391
      2,834    Structured Asset Mortgage Investments, Inc.            0.70(e)          7/19/2035             2,597
        481    Wells Fargo Mortgage Backed Securities Trust           2.67(e)          4/25/2035               461
                                                                                                       -----------
               Total Financials                                                                              3,449
                                                                                                       -----------
               Total Collateralized Mortgage Obligations (cost: $3,455)                                      3,449
                                                                                                       -----------

               COMMERCIAL MORTGAGE SECURITIES (8.1%)

               FINANCIALS (8.1%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (8.1%)
      1,000    Banc of America Commercial Mortgage, Inc.              5.52            11/10/2042               999
      3,238    Banc of America Commercial Mortgage, Inc.              6.04             7/10/2044             3,301
      3,000    Banc of America Commercial Mortgage, Inc.              5.96             5/10/2045             3,054
      1,000    Banc of America Commercial Mortgage, Inc.              5.42            10/10/2045             1,021
      4,000    Banc of America Commercial Mortgage, Inc.              6.47             2/10/2051             4,203
      2,000    BCRR Trust(a)                                          5.86             7/17/2040             2,119
        400    Bear Stearns Commercial Mortgage Securities, Inc.      5.60            12/11/2040               395
      2,000    Bear Stearns Commercial Mortgage Securities, Inc.      5.21             2/11/2041             1,998
      4,034    Bear Stearns Commercial Mortgage Securities, Inc.(a)   5.66             9/11/2041             3,955
        900    Bear Stearns Commercial Mortgage Securities, Inc.      5.60            10/12/2041               906
      3,200    Bear Stearns Commercial Mortgage Securities, Inc.      4.99             9/11/2042             3,201
        500    CD Commercial Mortgage Trust                           5.69            10/15/2048               477
        900    Citigroup Commercial Mortgage Trust                    5.97             3/15/2049               919
        400    Citigroup Commercial Mortgage Trust                    6.35            12/10/2049               379
      3,000    Commercial Mortgage Loan Trust                         6.24            12/10/2049             3,032
      3,000    Commercial Mortgage Trust                              5.38            12/10/2046             3,006
      1,000    Commercial Mortgage Trust(a)                           5.54            12/11/2049             1,042

================================================================================

11  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$     7,400    Credit Suisse Commercial Mortgage Pass-
                  Through Trust                                       0.39%            2/15/2040       $     6,613
      4,000    GE Capital Commercial Mortgage Corp.                   5.45             3/10/2044             4,004
      3,600    GE Capital Commercial Mortgage Corp.                   5.52            11/10/2045             3,600
      1,900    GE Capital Commercial Mortgage Corp.                   5.61            12/10/2049             1,971
      1,053    GMAC Commercial Mortgage Securities, Inc.              4.97            12/10/2041             1,070
        500    GMAC Commercial Mortgage Securities, Inc.              4.98            12/10/2041               514
        794    GMAC Commercial Mortgage Securities, Inc.              4.81             5/10/2043               781
      2,850    GS Mortgage Securities Trust                           5.71             4/10/2038             2,876
      4,500    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.04            10/15/2042             4,496
      3,210    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.57             4/15/2043             3,245
      1,000    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.56            12/15/2044             1,003
      1,000    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.56            12/15/2044             1,001
      4,500    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    6.09             4/15/2045             4,419
        900    LB-UBS Commercial Mortgage Trust                       5.28             2/15/2041               905
      1,000    Merrill Lynch Mortgage Trust                           5.50             7/12/2038               999
        400    Merrill Lynch Mortgage Trust                           5.53             7/12/2038               409
      4,000    Merrill Lynch Mortgage Trust                           5.87             5/12/2039             4,027
        275    Merrill Lynch Mortgage Trust                           5.01            10/12/2041               275
      1,000    ML-CFC Commercial Mortgage Trust                       5.42             8/12/2048             1,042
      1,500    ML-CFC Commercial Mortgage Trust                       6.08             8/12/2049             1,527
        460    ML-CFC Commercial Mortgage Trust                       5.86             9/12/2049               495
      4,150    Morgan Stanley Capital I Trust                         5.37            11/14/2042             4,151
        800    Morgan Stanley Capital I Trust                         5.66             3/12/2044               795
      3,150    Wachovia Bank Commercial Mortgage Trust                5.90             5/15/2043             3,193
                                                                                                       -----------
                                                                                                            87,418
                                                                                                       -----------
               Total Financials                                                                             87,418
                                                                                                       -----------
               Total Commercial Mortgage Securities (cost: $83,137)                                         87,418
                                                                                                       -----------

               U.S. GOVERNMENT AGENCY ISSUES (0.5%)(q)

               COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
      5,000    Freddie Mac(+)                                         3.51             4/25/2030             5,149
                                                                                                       -----------
               Total U.S. Government Agency Issues (cost: $5,099)                                            5,149
                                                                                                       -----------

               U.S. TREASURY SECURITIES (11.0%)

               BONDS (10.4%)
        750    2.50%, 2/15/2045                                                                                683
     18,250    2.67%, 8/15/2044 (STRIPS Principal)(m)                                                        7,567
     11,600    3.00%, 11/15/2044(l)                                                                         11,713
     40,700    3.00%, 5/15/2045                                                                             41,185
     49,500    3.13%, 8/15/2044                                                                             51,226
                                                                                                       -----------
                                                                                                           112,374
                                                                                                       -----------

               NOTES (0.6%)
      2,000    2.25%, 11/15/2024                                                                             2,010
      4,500    2.38%, 8/15/2024                                                                              4,577
                                                                                                       -----------
                                                                                                             6,587
                                                                                                       -----------
               Total U.S. Treasury Securities (cost: $117,392)                                             118,961
                                                                                                       -----------
               Total Bonds (cost: $462,789)                                                                464,312
                                                                                                       -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (1.8%)

               COMMERCIAL PAPER (0.4%)

               INFORMATION TECHNOLOGY (0.4%)
               -----------------------------
$     4,016    Amphenol Corp.(a),(n)                                  0.33%           9/01/2015        $     4,016
                                                                                                       -----------

NUMBER OF
SHARES
------------------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (1.4%)
 15,199,869    State Street Institutional Liquid Reserves Fund Premier Class, 0.12%(o)                      15,200
                                                                                                       -----------
               Total Money Market Instruments (cost: $19,216)                                               19,216
                                                                                                       -----------

               TOTAL INVESTMENTS (COST: $1,055,590)                                                    $ 1,068,301
                                                                                                       ===========

                                                               VALUATION HIERARCHY
($ IN 000s)                                                    -------------------

                                                   (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                 QUOTED PRICES         OTHER          SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS         OBSERVABLE          INPUTS
                                                 FOR IDENTICAL        INPUTS
ASSETS                                              ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                                 $  217,491        $       --          $     --       $    217,491
   Preferred Stocks                                      --            26,387               375             26,762
   Exchange-Traded Funds                             85,686                --                --             85,686
   Fixed-Income Exchange-Traded Funds                20,036                --                --             20,036
International Equity Securities:
   Common Stocks                                     10,644                --                --             10,644
   Exchange-Traded Funds                            211,817                --                --            211,817
Precious Metals and Commodity-Related
Securities:
   Gold                                                 651                --                --                651
   Exchange-Traded Funds                              9,629                --                --              9,629
Global Real Estate Equity Securities:
   Preferred Stocks                                      --             2,057                --              2,057
Bonds:
  Corporate Obligations                                  --           173,935             3,288            177,223
  Eurodollar and Yankee Obligations                      --            69,795                --             69,795
  Asset-Backed Securities                                --             2,317                --              2,317
  Collateralized Mortgage Obligations                    --             3,449                --              3,449
  Commercial Mortgage Securities                         --            87,418                --             87,418
  U.S. Government Agency Issues                          --             5,149                --              5,149
  U.S. Treasury Securities                          111,394             7,567                --            118,961
Money Market Instruments:
  Commercial Paper                                       --             4,016                --              4,016
  Money Market Funds                                 15,200                --                --             15,200
------------------------------------------------------------------------------------------------------------------
Total                                            $  682,548        $  382,090          $  3,663       $  1,068,301
------------------------------------------------------------------------------------------------------------------

================================================================================

13  | USAA Cornerstone Moderate Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                      PREFERRED         CORPORATE
                                                                                         STOCKS       OBLIGATIONS
------------------------------------------------------------------------------------------------------------------
 Balance as of May 31, 2015                                                                $375            $3,318
 Purchases                                                                                    -                 5
 Sales                                                                                        -                 -
 Transfers into Level 3                                                                       -                 -
 Transfers out of Level 3                                                                     -                 -
 Net realized gain (loss) on investments                                                      -                 -
 Change in net unrealized appreciation/depreciation of
 investments                                                                                  -               (35)
------------------------------------------------------------------------------------------------------------------
 Balance as of August 31, 2015                                                             $375            $3,288
------------------------------------------------------------------------------------------------------------------

For the period of June 1, 2015 through August 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderate Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

15  | USAA Cornerstone Moderate Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of Fund NAV.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A2, certain bonds, which are valued based on methods discussed in Note A5, and commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offer, purchase price, or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

================================================================================

17  | USAA Cornerstone Moderate Fund

================================================================================

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2015, were $67,114,000 and $54,403,000, respectively, resulting in net unrealized appreciation of $12,711,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,076,423,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 27.3% of net assets at August 31, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
         U.S. dollars.
CAD      Canadian dollars
DIP      Debtor-in-Possession
REIT     Real estate investment trust
STRIPS   Separate trading of registered interest and principal of securities

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2015, was $375,000, which represented by less than 0.1% of the Fund's net assets.

================================================================================

19  | USAA Cornerstone Moderate Fund

================================================================================

(c) Security was fair valued at August 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $3,663,000, which represented 0.3% of the Fund's net assets.
(d) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees (the Board), unless otherwise noted as illiquid.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2015.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) At August 31, 2015, the issuer was in default with respect to interest and/or principal payments.
(h) At August 31, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $48,000.
(i) The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. At August 31, 2015, the Fund held unfunded or partially unfunded loan commitments of $47,000, which are held at par.
(j) The senior loan will settle after August 31, 2015, at which time the interest rate will be determined.
(k) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(l) At August 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(m) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(o) Rate represents the money market fund annualized seven-day yield at August 31, 2015.
(p)  In U.S. dollars unless otherwise noted.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

(q) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
*    Non-income-producing security.

================================================================================

21  | USAA Cornerstone Moderate Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA EMERGING MARKETS FUND
AUGUST 31, 2015

                                                                      (Form N-Q)

48054-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA EMERGING MARKETS FUND
August 31, 2015 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (96.5%)

               COMMON STOCKS (94.7%)

               CONSUMER DISCRETIONARY (14.3%)
               ------------------------------
               ADVERTISING (0.2%)
    734,690    ITE Group plc(a)                                                                        $     1,689
                                                                                                       -----------
               APPAREL RETAIL (0.2%)
     94,825    Mr. Price Group Ltd.                                                                          1,707
                                                                                                       -----------
               APPAREL, ACCESSORIES & LUXURY GOODS (1.2%)
 26,624,000    Bosideng International Holdings Ltd.                                                          2,473
  2,093,000    Cosmo Lady China Holdings Co. Ltd.                                                            2,247
    275,794    Makalot Industrial Co. Ltd.                                                                   2,323
  5,079,200    MC GROUP PCL NVDR                                                                             1,800
 53,104,500    PT Pan Brothers Tbk                                                                           2,003
                                                                                                       -----------
                                                                                                            10,846
                                                                                                       -----------
               AUTO PARTS & EQUIPMENT (2.0%)
    721,936    Hota Industrial Manufacturing Co. Ltd.                                                        2,177
     66,374    Hyundai Mobis Co. Ltd.                                                                       11,588
    441,352    Mahindra CIE Automotive Ltd.*                                                                 1,930
  2,310,000    Nexteer Automotive Group Ltd.                                                                 2,176
                                                                                                       -----------
                                                                                                            17,871
                                                                                                       -----------
               AUTOMOBILE MANUFACTURERS (0.8%)
  2,436,000    Dongfeng Motor Group Co. Ltd. "H"                                                             2,465
     72,060    KIA Motors Corp.                                                                              2,967
    279,459    Turk Otomobil Fabrikasi A.S.                                                                  1,733
                                                                                                       -----------
                                                                                                             7,165
                                                                                                       -----------
               CABLE & SATELLITE (0.2%)
     96,885    KT Skylife Co. Ltd.                                                                           1,610
                                                                                                       -----------
               CASINOS & GAMING (1.1%)
  1,702,700    Genting Malaysia Berhad(a)                                                                    1,601
  1,018,000    Melco International Development Ltd.                                                          1,584
  2,284,000    NagaCorp Ltd.                                                                                 1,406
  3,446,000    Wynn Macau Ltd.                                                                               5,354
                                                                                                       -----------
                                                                                                             9,945
                                                                                                       -----------
               DEPARTMENT STORES (0.9%)
  2,339,500    Lifestyle International Holdings Ltd., acquired 6/9/2014 - 8/22/2014; cost $4,551(b)          3,616
    243,398    Poya Co. Ltd.                                                                                 2,357
  1,572,400    PT Matahari Department Store Tbk                                                              1,961
                                                                                                       -----------
                                                                                                             7,934
                                                                                                       -----------
               EDUCATION SERVICES (1.1%)
    988,500    Estacio Participacoes S.A.                                                                    3,399
    243,800    New Oriental Education & Technology Group, Inc. ADR                                           4,995

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1  | USAA Emerging Markets Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
  3,019,900    Prestariang Berhad(a)                                                                   $     1,250
                                                                                                       -----------
                                                                                                             9,644
                                                                                                       -----------
               FOOTWEAR (0.4%)
    323,420    Feng Tay Enterprise Co. Ltd.                                                                  1,919
    462,000    Yue Yuen Industrial Holdings Ltd.                                                             1,654
                                                                                                       -----------
                                                                                                             3,573
                                                                                                       -----------
               HOME FURNISHINGS (0.2%)
      8,290    Hanssem Co. Ltd.                                                                              2,232
                                                                                                       -----------
               HOMEBUILDING (0.0%)
  2,071,586    Desarrolladora Homex S.A. de C.V., acquired 1/2/2013 - 5/21/2013; cost $3,078*(a),(b)            62
  6,312,677    URBI, Desarrollos Urbanos, S.A. de C.V., acquired 12/18/2012 - 3/25/2013; cost
               $2,879*(a),(b)                                                                                   94
    371,300    Viver Incorporadora e Construtora S.A.*                                                           3
                                                                                                       -----------
                                                                                                               159
                                                                                                       -----------
               HOUSEHOLD APPLIANCES (1.0%)
    790,000    Haier Electronics Group Co. Ltd.                                                              1,409
  2,019,000    Techtronic Industries Co.                                                                     7,320
                                                                                                       -----------
                                                                                                             8,729
                                                                                                       -----------
               INTERNET RETAIL (0.5%)
    267,530    Vipshop Holdings Ltd. ADR*                                                                    4,813
                                                                                                       -----------
               MOTORCYCLE MANUFACTURERS (0.7%)
    187,613    Bajaj Auto Ltd.                                                                               6,308
                                                                                                       -----------
               MOVIES & ENTERTAINMENT (0.8%)
     23,461    CJ CGV Co. Ltd.                                                                               2,261
     34,361    Loen Entertainment, Inc.                                                                      2,777
  2,413,667    Major Cineplex Group PCL NVDR                                                                 2,189
                                                                                                       -----------
                                                                                                             7,227
                                                                                                       -----------
               RESTAURANTS (0.4%)
    303,570    Arcos Dorados Holdings, Inc. "A"                                                              1,214
     10,747    Shinsegae Food Co. Ltd.                                                                       2,122
                                                                                                       -----------
                                                                                                             3,336
                                                                                                       -----------
               SPECIALIZED CONSUMER SERVICES (0.2%)
    115,089    Seoul Auction Co. Ltd.                                                                        2,228
                                                                                                       -----------
               SPECIALTY STORES (0.8%)
  1,083,400    Chow Tai Fook Jewellery Group Ltd.                                                              960
     22,132    Hotel Shilla Co. Ltd.                                                                         2,255
    199,010    JUMBO S.A.                                                                                    1,675
  1,009,000    Luk Fook Holdings International Ltd.                                                          2,623
                                                                                                       -----------
                                                                                                             7,513
                                                                                                       -----------
               TEXTILES (1.6%)
    500,000    Eclat Textile Co. Ltd.                                                                        7,522
    442,000    Nan Liu Enterprise Co. Ltd.                                                                   2,405
    443,000    Shenzhou International Group                                                                  2,224
  2,168,000    Texwinca Holdings Ltd.                                                                        2,064
  1,796,500    Weiqiao Textile Co. Ltd. "H"                                                                    763
                                                                                                       -----------
                                                                                                            14,978
                                                                                                       -----------
               Total Consumer Discretionary                                                                129,507
                                                                                                       -----------

               CONSUMER STAPLES (8.0%)
               -----------------------
               BREWERS (0.7%)
  1,295,700    Ambev S.A. ADR                                                                                6,828
                                                                                                       -----------
               DRUG RETAIL (0.2%)
    296,800    Clicks Group Ltd.                                                                             2,049
                                                                                                       -----------

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                                                   Portfolio of Investments |  2

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
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               FOOD RETAIL (1.7%)
    617,563    Eurocash S.A.                                                                           $     6,804
    517,399    X5 Retail Group N.V. GDR*(a)                                                                  8,439
                                                                                                       -----------
                                                                                                            15,243
                                                                                                       -----------
               HOUSEHOLD PRODUCTS (1.0%)
    406,587    Eveready Industries India Ltd.                                                                1,765
  3,143,600    Kimberly-Clark de Mexico S.A. de C.V. "A"                                                     7,052
                                                                                                       -----------
                                                                                                             8,817
                                                                                                       -----------
               HYPERMARKETS & SUPER CENTERS (0.3%)
     67,125    Cia Brasileira de Distribuicao                                                                1,175
  1,182,300    Robinsons Retail Holdings, Inc.(a)                                                            1,745
                                                                                                       -----------
                                                                                                             2,920
                                                                                                       -----------
               PACKAGED FOODS & MEAT (2.0%)
    217,250    Adecoagro S.A.*                                                                               1,732
    921,796    Agthia Group PJSC                                                                             1,963
    680,902    CCL Products India Ltd.                                                                       2,273
  2,022,636    Marfrig Global Foods S.A.*                                                                    3,569
  3,269,300    Thai Union Frozen Products PCL NVDR                                                           1,587
    222,300    Tiger Brands Ltd.                                                                             5,026
    328,280    Ulker Biskuvi Sanayi A.S.                                                                     2,019
                                                                                                       -----------
                                                                                                            18,169
                                                                                                       -----------
               PERSONAL PRODUCTS (0.5%)
     12,290    Cosmax, Inc.                                                                                  2,250
    328,000    Natura Cosmeticos S.A.                                                                        2,142
                                                                                                       -----------
                                                                                                             4,392
                                                                                                       -----------
               TOBACCO (1.6%)
     93,351    KT&G Corp.                                                                                    8,721
    757,000    Souza Cruz S.A.                                                                               5,540
                                                                                                       -----------
                                                                                                            14,261
                                                                                                       -----------
               Total Consumer Staples                                                                       72,679
                                                                                                       -----------

               ENERGY (7.0%)
               -------------
               COAL & CONSUMABLE FUELS (0.6%)
  3,305,500    China Shenhua Energy Co. Ltd. "H"                                                             5,715
                                                                                                       -----------
               INTEGRATED OIL & GAS (3.4%)
  1,274,996    Gazprom OAO ADR(a)                                                                            5,654
    754,850    Gazprom POA ADR                                                                               3,412
    233,170    Lukoil PJSC ADR                                                                               9,003
    577,645    YPF S.A. ADR                                                                                 12,442
                                                                                                       -----------
                                                                                                            30,511
                                                                                                       -----------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
  6,682,000    Hilong Holdings Ltd.                                                                          1,293
                                                                                                       -----------
               OIL & GAS EXPLORATION & PRODUCTION (1.8%)
  7,141,000    CNOOC Ltd.                                                                                    8,855
     81,287    NovaTek OAO GDR(a)                                                                            7,724
                                                                                                       -----------
                                                                                                            16,579
                                                                                                       -----------
               OIL & GAS REFINING & MARKETING (1.1%)
  4,872,000    NewOcean Energy Holdings Ltd.                                                                 2,043
    291,622    Reliance Industries Ltd. GDR(a)                                                               7,541
                                                                                                       -----------
                                                                                                             9,584
                                                                                                       -----------
               Total Energy                                                                                 63,682
                                                                                                       -----------

================================================================================

3  | USAA Emerging Markets Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               FINANCIALS (23.1%)
               ------------------
               CONSUMER FINANCE (0.5%)
     45,944    Kruk S.A.                                                                               $     2,125
     35,300    Krungthai Card PCL NVDR                                                                          87
    287,685    SKS Microfinance Ltd.*                                                                        1,996
                                                                                                       -----------
                                                                                                             4,208
                                                                                                       -----------
               DIVERSIFIED BANKS (19.0%)
 26,658,000    Agricultural Bank of China Ltd. "H"                                                          10,766
    527,320    Akbank T.A.S.                                                                                 1,236
    541,018    Axis Bank Ltd. GDR(a)                                                                        20,558
     91,596    Banco Bradesco S.A.                                                                             636
  1,517,495    Banco do Brasil S.A.                                                                          7,461
    298,940    Banco Santander Brasil S.A. ADR                                                               1,196
    162,100    Bancolombia S.A. ADR                                                                          5,592
 23,048,000    China Construction Bank Corp. "H"                                                            16,238
  1,125,991    Commercial International Bank GDR(a)                                                          6,247
     42,200    Credicorp Ltd.                                                                                4,641
     74,770    Erste Group Bank AG*                                                                          2,228
    255,570    Grupo Aval Acciones Y Valores ADR                                                             1,968
  1,386,900    Grupo Financiero Banorte S.A. "O"                                                             6,639
    122,560    Hana Financial Group, Inc.                                                                    2,819
    917,540    ICICI Bank Ltd. ADR                                                                           8,001
  4,007,800    Jasmine Broadband Internet Infrastructure Fund(a)                                             1,118
     61,520    KB Financial Group, Inc.                                                                      1,862
    369,618    OTP Bank plc                                                                                  7,128
 12,014,495    PT Bank Mandiri (Persero) Tbk                                                                 7,782
 13,283,200    PT Bank Rakyat Indonesia (Persero) Tbk                                                       10,045
 13,574,131    Sberbank of Russia*(a)                                                                       15,699
    437,450    Sberbank of Russia ADR                                                                        2,170
    344,213    Shinhan Financial Group Co. Ltd.                                                             11,510
    727,714    Standard Bank Group Ltd.                                                                      8,019
    118,442    Standard Chartered plc(a)                                                                     1,374
    633,520    Turkiye Garanti Bankasi A.S.                                                                  1,606
  3,744,995    Turkiye Is Bankasi "C"                                                                        6,267
  1,537,800    Turkiye Vakiflar Bankasi T.A.O. "D"                                                           2,034
                                                                                                       -----------
                                                                                                           172,840
                                                                                                       -----------
               INVESTMENT BANKING & BROKERAGE (0.2%)
    651,730    IIFL Holdings Ltd.                                                                            1,848
                                                                                                       -----------
               LIFE & HEALTH INSURANCE (1.7%)
  1,165,947    Hanwha Life Insurance Co. Ltd.                                                                7,837
  1,502,000    Ping An Insurance (Group) Co. of China Ltd. "H"                                               7,355
                                                                                                       -----------
                                                                                                            15,192
                                                                                                       -----------
               MULTI-SECTOR HOLDINGS (0.4%)
  4,036,000    First Pacific Co. Ltd.                                                                        2,620
    216,110    Haci Omer Sabanci Holdings A.S.                                                                 646
                                                                                                       -----------
                                                                                                             3,266
                                                                                                       -----------
               REITs - INDUSTRIAL (0.5%)
  2,325,132    Macquarie Mexico Real Estate Management S.A de C.V.                                           3,173
    919,566    Pla Administradora Industria                                                                  1,739
                                                                                                       -----------
                                                                                                             4,912
                                                                                                       -----------
               REITs - RESIDENTIAL (0.6%)
  6,283,049    Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.                                                5,376
                                                                                                       -----------
               THRIFTS & MORTGAGE FINANCE (0.2%)
    296,045    Dewan Housing Finance Corp. Ltd.                                                              2,052
                                                                                                       -----------
               Total Financials                                                                            209,694
                                                                                                       -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               HEALTH CARE (4.6%)
               ------------------
               BIOTECHNOLOGY (0.2%)
      4,758    Medy-Tox, Inc.                                                                          $     2,048
                                                                                                       -----------
               HEALTH CARE EQUIPMENT (0.4%)
    388,000    Intai Technology Corp.                                                                        1,122
     41,034    Osstem Implant Co. Ltd.*                                                                      2,248
                                                                                                       -----------
                                                                                                             3,370
                                                                                                       -----------
               HEALTH CARE FACILITIES (0.4%)
 40,536,000    Chularat Hospital PCL NVDR                                                                    2,171
    154,715    NMC Health plc(a)                                                                             1,792
                                                                                                       -----------
                                                                                                             3,963
                                                                                                       -----------
               HEALTH CARE SERVICES (0.2%)
    388,601    Integrated Diagnostics Holdings plc*(a)                                                       1,867
                                                                                                       -----------
               HEALTH CARE SUPPLIES (0.2%)
     55,926    INTEROJO Co. Ltd.                                                                             1,884
                                                                                                       -----------
               MANAGED HEALTH CARE (0.1%)
    240,700    Qualicorp S.A.                                                                                1,133
                                                                                                       -----------
               PHARMACEUTICALS (3.1%)
     76,929    Ajanta Pharma Ltd.                                                                            1,743
  1,044,275    Aurobindo Pharma Ltd.                                                                        11,813
  1,673,000    China Animal Healthcare Ltd., acquired 12/8/2014 - 1/26/2015; cost $1,227*(a),(b)               758
  3,222,000    China Medical System Holdings Ltd.                                                            3,496
  1,871,393    Marksans Pharma Ltd.                                                                          2,566
     62,844    Natco Pharma Ltd.                                                                             2,127
    769,167    Square Pharmaceuticals Ltd.                                                                   2,500
    121,600    Torrent Pharmaceuticals Ltd.                                                                  2,942
                                                                                                       -----------
                                                                                                            27,945
                                                                                                       -----------
               Total Health Care                                                                            42,210
                                                                                                       -----------

               INDUSTRIALS (8.9%)
               ------------------
               AEROSPACE & DEFENSE (1.1%)
  1,295,582    Aselsan Elektronik Sanayi Ve Ticaret A.S.                                                     6,343
    133,100    Embraer S.A. ADR                                                                              3,365
                                                                                                       -----------
                                                                                                             9,708
                                                                                                       -----------
               AIRLINES (0.3%)
     48,060    Copa Holdings S.A. "A"                                                                        2,464
                                                                                                       -----------
               AIRPORT SERVICES (0.7%)
    763,296    TAV Havalimanlari Holding A.S.                                                                6,163
                                                                                                       -----------
               BUILDING PRODUCTS (0.4%)
  1,905,580    Concepcion Industrial Corp.(a)                                                                1,785
    187,034    Kajaria Ceramics Ltd.                                                                         1,927
                                                                                                       -----------
                                                                                                             3,712
                                                                                                       -----------
               COMMERCIAL PRINTING (0.2%)
    143,200    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.             1,854
                                                                                                       -----------
               CONSTRUCTION & ENGINEERING (1.9%)
    823,001    Ashoka Buildcon Ltd.                                                                          2,290
  7,525,000    China State Construction International Holdings Ltd.                                         10,059
  6,398,900    PT Pembangunan Perumahan Persero Tbk                                                          1,508
    315,780    Simplex Infrastructures Ltd.                                                                  1,425
  1,840,000    Sinopec Engineering Group Co. Ltd "H"                                                         1,572
                                                                                                       -----------
                                                                                                            16,854
                                                                                                       -----------

================================================================================

5  | USAA Emerging Markets Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
               CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.7%)
     68,916    China Yuchai International Ltd.                                                         $     1,007
  3,959,300    PT United Tractors Tbk                                                                        5,389
                                                                                                       -----------
                                                                                                             6,396
                                                                                                       -----------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
    168,620    APR Energy plc(a)                                                                               196
                                                                                                       -----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    138,500    Zhuzhou CSR Times Electric Co. Ltd. "H"                                                         920
                                                                                                       -----------
               INDUSTRIAL CONGLOMERATES (1.1%)
  1,370,400    Cahya Mata Sarawak Berhad(a)                                                                  1,618
    458,080    Koc Holding A.S. ADR                                                                          8,869
                                                                                                       -----------
                                                                                                            10,487
                                                                                                       -----------
               INDUSTRIAL MACHINERY (0.2%)
  6,392,000    EVA Precision Industrial Holdings Ltd.                                                        1,476
     92,520    San Shing Fastech Corp.                                                                         165
                                                                                                       -----------
                                                                                                             1,641
                                                                                                       -----------
               MARINE PORTS & SERVICES (0.9%)
  1,589,603    Adani Ports and Special Economic Zone                                                         8,337
                                                                                                       -----------
               RAILROADS (0.4%)
    366,710    Globaltrans Investment plc GDR*                                                               1,247
    109,784    PKP Cargo S.A.                                                                                2,048
                                                                                                       -----------
                                                                                                             3,295
                                                                                                       -----------
               RESEARCH & CONSULTING SERVICES (0.2%)
    360,177    Sporton International, Inc.                                                                   2,048
                                                                                                       -----------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
     66,021    COSON Co. Ltd.*                                                                               1,652
    401,100    Mills Estruturas e Servicos de Engenharia S.A.*                                                 542
                                                                                                       -----------
                                                                                                             2,194
                                                                                                       -----------
               TRUCKING (0.5%)
    778,380    Localiza Rent a Car S.A.                                                                      4,810
                                                                                                       -----------
               Total Industrials                                                                            81,079
                                                                                                       -----------

               INFORMATION TECHNOLOGY (16.8%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (0.3%)
  6,434,400    China Fiber Optic Network System Group Ltd., acquired 5/6/2015 - 5/28/2015; cost
               $1,957*(a),(b)                                                                                1,171
    832,141    Wistron NeWeb Corp.                                                                           1,563
                                                                                                       -----------
                                                                                                             2,734
                                                                                                       -----------
               DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
    941,554    Cielo S.A. ADR                                                                                9,990
  7,049,100    GHL Systems Berhad*(a)                                                                        1,532
  2,482,000    My E.G. Services Berhad(a)                                                                    1,536
                                                                                                       -----------
                                                                                                            13,058
                                                                                                       -----------
               ELECTRONIC COMPONENTS (0.6%)
     41,000    Largan Precision Co. Ltd.                                                                     3,805
 12,130,000    Tongda Group Holdings Ltd.                                                                    1,894
                                                                                                       -----------
                                                                                                             5,699
                                                                                                       -----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
  1,598,000    PAX Global Technology Ltd.                                                                    1,491
                                                                                                       -----------
               ELECTRONIC MANUFACTURING SERVICES (1.4%)
  1,171,000    AAC Technologies Holdings, Inc.                                                               6,595

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
  1,095,286    Hon Hai Precision Industry Co. Ltd. GDR "S"(a)                                          $     6,143
                                                                                                       -----------
                                                                                                            12,738
                                                                                                       -----------
               INTERNET SOFTWARE & SERVICES (4.7%)
    130,352    Baidu, Inc. ADR*                                                                             19,194
    124,025    NetEase, Inc. ADR                                                                            13,789
    359,600    Tencent Holdings Ltd.                                                                         6,116
    317,555    Yandex N.V. "A"*                                                                              3,874
                                                                                                       -----------
                                                                                                            42,973
                                                                                                       -----------
               IT CONSULTING & OTHER SERVICES (0.6%)
    356,188    HCL Technologies Ltd.                                                                         5,214
                                                                                                       -----------
               SEMICONDUCTOR EQUIPMENT (0.2%)
     68,095    ISC Co. Ltd.                                                                                  1,670
                                                                                                       -----------
               SEMICONDUCTORS (4.5%)
  5,105,000    Advanced Semiconductor Engineering, Inc.                                                      5,272
  1,112,000    Chipbond Technology Corp.                                                                     1,620
    315,884    SK Hynix, Inc.                                                                                9,561
  1,887,000    Taiwan Semiconductor Manufacturing Co. Ltd.                                                   7,482
    844,100    Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                              16,781
                                                                                                       -----------
                                                                                                            40,716
                                                                                                       -----------
               TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.9%)
    937,584    ADLINK Technology, Inc.                                                                       2,245
    416,000    Catcher Technology Co. Ltd.                                                                   4,245
     21,893    Samsung Electronics Co. Ltd.                                                                 20,157
                                                                                                       -----------
                                                                                                            26,647
                                                                                                       -----------
               Total Information Technology                                                                152,940
                                                                                                       -----------

               MATERIALS (4.2%)
               ----------------
               ALUMINUM (0.2%)
  9,313,600    Midas Holdings Ltd.                                                                           1,716
                                                                                                       -----------
               COMMODITY CHEMICALS (0.1%)
    650,310    Synthos S.A.                                                                                    680
                                                                                                       -----------
               CONSTRUCTION MATERIALS (1.5%)
    393,577    Akcansa Cimento A.S.                                                                          1,907
  2,486,000    Anhui Conch Cement Co. Ltd. "H"                                                               7,522
    344,238    Cemex S.A.B. de C.V. ADR*                                                                     2,706
 23,578,488    PT Wijaya Karya Beton Tbk                                                                     1,628
                                                                                                       -----------
                                                                                                            13,763
                                                                                                       -----------
               DIVERSIFIED METALS & MINING (0.8%)
    270,600    Freeport-McMoRan, Inc.                                                                        2,879
  1,832,600    Grupo Mexico S.A.B. de C.V. "B"                                                               4,649
                                                                                                       -----------
                                                                                                             7,528
                                                                                                       -----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    449,764    Sharda Cropchem Ltd.*                                                                         2,101
                                                                                                       -----------
               INDUSTRIAL GASES (0.2%)
  3,290,300    Yingde Gases Group Co.                                                                        1,376
                                                                                                       -----------
               PAPER PACKAGING (0.2%)
     39,109    Sansung Life & Science Co., Ltd.*                                                             1,729
                                                                                                       -----------
               SPECIALTY CHEMICALS (0.2%)
    187,785    Aarti Industries Ltd.                                                                         1,187
  1,190,500    D&L Industries, Inc.(a)                                                                         290
                                                                                                       -----------
                                                                                                             1,477
                                                                                                       -----------
               STEEL (0.8%)
     18,774    POSCO                                                                                         3,016

================================================================================

7  | USAA Emerging Markets Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
    200,420    Ternium S.A. ADR                                                                        $     2,850
    320,000    Yeong Guan Energy Technology Group Co. Ltd.                                                   1,770
                                                                                                       -----------
                                                                                                             7,636
                                                                                                       -----------
               Total Materials                                                                              38,006
                                                                                                       -----------

               TELECOMMUNICATION SERVICES (6.6%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.3%)
  3,791,000    Citic Telecom International                                                                   1,213
  5,469,700    PT Link Net Tbk*                                                                              1,878
                                                                                                       -----------
                                                                                                             3,091
                                                                                                       -----------
               INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
    235,530    02 Czech Republic A.S.                                                                        2,278
    235,530    Ceska Telekomunikacni Infrastruktura A.S.*                                                    1,711
    550,220    Magyar Telekom Telecommunications plc*                                                          784
    272,700    PT Telekomunikasi Indonesia (Persero) Tbk ADR                                                10,965
 13,142,870    PT XL Axiata Tbk*                                                                             2,807
                                                                                                       -----------
                                                                                                            18,545
                                                                                                       -----------
               WIRELESS TELECOMMUNICATION SERVICES (4.3%)
    109,100    America Movil S.A.B. de C.V. ADR "L"                                                          1,997
    126,600    China Mobile Ltd.                                                                             1,561
    182,870    China Mobile Ltd. ADR                                                                        10,939
    289,418    MegaFon OAO GDR(a)                                                                            3,719
     12,898    MegaFon OAO GDR(a)                                                                              165
    681,800    Mobile TeleSystems ADR                                                                        5,202
    410,480    Mobile TeleSystems OJSC*(a)                                                                   1,463
    107,580    Philippine Long Distance Telephone Co. ADR                                                    5,668
     72,610    TIM Participacoes S.A. ADR                                                                      878
    714,200    Turkcell Iletisim Hizmetleri A.S. ADR                                                         6,971
                                                                                                       -----------
                                                                                                            38,563
                                                                                                       -----------
               Total Telecommunication Services                                                             60,199
                                                                                                       -----------

               UTILITIES (1.2%)
               ----------------
               ELECTRIC UTILITIES (0.7%)
    860,500    Centrais Eletricas Brasileiras S.A. Eletrobras ADR*                                           1,162
     46,400    Companhia Paranaense de Energia                                                                 273
    184,400    Companhia Paranaense de Energia ADR                                                           1,545
    195,470    Reliance Infrastructure Ltd. GDR                                                              3,013
                                                                                                       -----------
                                                                                                             5,993
                                                                                                       -----------
               GAS UTILITIES (0.1%)
    378,721    Aygaz A.S.                                                                                    1,315
                                                                                                       -----------
               WATER UTILITIES (0.4%)
    816,000    Cia Saneamento Basico de Sao Paulo                                                            3,539
                                                                                                       -----------
               Total Utilities                                                                              10,847
                                                                                                       -----------
               Total Common Stocks (cost: $963,844)                                                        860,843
                                                                                                       -----------

               PREFERRED STOCKS (1.8%)

               CONSUMER DISCRETIONARY (0.3%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.3%)
     38,050    Hyundai Motor Co. Ltd.                                                                        3,121
                                                                                                       -----------
               Total Consumer Discretionary                                                                  3,121
                                                                                                       -----------

               ENERGY (1.1%)
               -------------
               INTEGRATED OIL & GAS (1.1%)
  1,237,080    Petroleo Brasileiro S.A. ADR*                                                                 6,235

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES      SECURITY                                                                                      (000)
------------------------------------------------------------------------------------------------------------------
  5,367,000    Surgutneftegas*(a)                                                                      $     3,360
                                                                                                       -----------
                                                                                                             9,595
                                                                                                       -----------
               Total Energy                                                                                  9,595
                                                                                                       -----------

               FINANCIALS (0.1%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
     69,552    Banco Bradesco S.A.                                                                             442
                                                                                                       -----------
               Total Financials                                                                                442
                                                                                                       -----------

               MATERIALS (0.2%)
               ----------------
               STEEL (0.2%)
    563,215    Vale S.A. ADR                                                                                 2,185
                                                                                                       -----------
               Total Materials                                                                               2,185
                                                                                                       -----------

               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    113,660    Telefonica Brasil S.A. ADR                                                                    1,265
                                                                                                       -----------
               Total Telecommunication Services                                                              1,265
                                                                                                       -----------
               Total Preferred Stocks (cost: $33,030)                                                       16,608
                                                                                                       -----------
               Total Equity Securities (cost: $996,874)                                                    877,451
                                                                                                       -----------

PRINCIPAL
AMOUNT
$(000)(d)
------------------------------------------------------------------------------------------------------------------
               CONVERTIBLE SECURITIES (0.0%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               HOMEBUILDING (0.0%)
$ BRL 1,548    Viver Incorporadora e Construtora S.A., 16.13% due 8/6/2016(a)                                   51
                                                                                                       -----------
               Total Consumer Discretionary                                                                     51
                                                                                                       -----------
               Total Convertible Securities (cost: $698)                                                        51
                                                                                                       -----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (2.7%)

               MONEY MARKET FUNDS (2.7%)
 24,048,756    State Street Institutional Liquid Reserves Fund Premier Class, 0.12%(c)                      24,049
                                                                                                       -----------
               Total Money Market Instruments (cost: $24,049)                                               24,049
                                                                                                       -----------

               TOTAL INVESTMENTS (COST: $1,021,621)                                                    $   901,551
                                                                                                       ===========

================================================================================

9  | USAA Emerging Markets Fund

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                                  (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                                QUOTED PRICES        OTHER         SIGNIFICANT
                                                  IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                   MARKETS        OBSERVABLE         INPUTS
                                                FOR IDENTICAL       INPUTS
ASSETS                                              ASSETS                                                TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                    $756,013        $102,807           $2,023           $860,843
  Preferred Stocks                                   13,248           3,360               --             16,608
Bonds:
  Convertible Securities                                 --              51               --                 51
Money Market Instruments:
  Money Market Funds                                 24,049              --               --             24,049
---------------------------------------------------------------------------------------------------------------
Total                                              $793,310        $106,218           $2,023           $901,551
---------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                            Common Stock
-----------------------------------------------------------------------------------------
 Balance as of May 31, 2015                                                       $1,056
 Purchases                                                                             -
 Sales                                                                                 -
 Transfers into Level 3                                                            2,012
 Transfers out of Level 3                                                              -
 Net realized gain (loss) on investments                                               -
 Change in net unrealized appreciation/depreciation of investments                (1,045)
-----------------------------------------------------------------------------------------
 Balance as of August 31, 2015                                                    $2,023
-----------------------------------------------------------------------------------------

For the period of June 1, 2015 through August 31, 2015, common stocks with a fair value of $560,015,000 and preferred stocks with a fair value of $4,005,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period. During the same period, common stocks with a fair value of $1,674,000 were transferred from Level 2 to Level 1 due to the availability of significant observable valuation inputs once the security began actively trading. Additionally, common stocks with a fair value of $2,012,000 were transferred from Level 2 to Level 3 due to the value derived based on the last quoted price adjusted for movement in an index that is representative of the local market. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

11  | USAA Emerging Markets Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Securities, including exchange-traded funds (ETFs), exchange-traded notes
(ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain equity securities which are valued based on methods discussed in Note A2 and A3, and bonds valued based on the methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

13  | USAA Emerging Markets Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The fair value methods included using inputs such as the value being derived based on the analysis of the restructuring plan and last quoted price adjusted by movements in an index that is representative of the local market. However, these securities are included in the Level 3 category due to limited market transparency, and/or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2015, were $89,328,000 and $209,398,000, respectively, resulting in net unrealized depreciation of $120,070,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $908,970,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
       U.S. dollars.
BRL    Brazilian Real
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in
       U.S. dollars.
NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.
REIT   Real estate investment trust

SPECIFIC NOTES

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

(a) Security was fair valued at August 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $108,240,000, which represented 11.9% of the Fund's net assets.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2015, was $5,700,000, which represented 0.6% of the Fund's net assets.
(c) Rate represents the money market fund annualized seven-day yield at August 31, 2015.
(d)  In U.S. dollars unless otherwise noted.
*    Non-income-producing security.

================================================================================

15  | USAA Emerging Markets Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GOVERNMENT SECURITIES FUND
AUGUST 31, 2015

                                                                      (Form N-Q)

48052-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GOVERNMENT SECURITIES FUND
August 31, 2015 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES (1.1%)

               ASSET-BACKED FINANCING (1.1%)
$     5,375    Nelnet Student Loan Trust (cost: $4,970)               0.53%(a)         6/25/2041       $     4,866
                                                                                                       -----------

               U.S. GOVERNMENT AGENCY ISSUES (82.1%)(b)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (54.6%)
         14    Fannie Mae (+)                                         6.50            10/01/2016                15
         62    Fannie Mae (+)                                         6.50            12/01/2016                63
         35    Fannie Mae (+)                                         6.00             2/01/2017                36
      3,383    Fannie Mae (+)                                         3.50             5/01/2021             3,567
      4,882    Fannie Mae (+)                                         3.00             2/01/2027             5,081
      8,127    Fannie Mae (+)                                         3.00             2/01/2027             8,458
      1,567    Fannie Mae (+)                                         5.00            12/01/2035             1,732
        617    Fannie Mae (+)                                         5.50            11/01/2037               690
      1,057    Fannie Mae (+)                                         6.00             5/01/2038             1,196
      3,637    Fannie Mae (+)                                         4.00             8/01/2039             3,871
      5,887    Fannie Mae (+)                                         3.50             1/01/2042             6,124
      9,524    Fannie Mae (+)                                         3.50             5/01/2042             9,907
        246    Freddie Mac (+)                                        5.00             1/01/2021               262
      1,136    Freddie Mac (+)                                        5.50            12/01/2035             1,288
      3,109    Freddie Mac (+)                                        4.00             9/01/2040             3,306
      9,151    Freddie Mac (+)                                        3.50             5/01/2042             9,518
      7,181    Freddie Mac (+)                                        3.00             6/01/2042             7,223
        187    Government National Mortgage Assn. I                   6.00            12/15/2016               191
        453    Government National Mortgage Assn. I                   5.50            12/15/2018               473
         16    Government National Mortgage Assn. I                   8.50             6/15/2021                16
         19    Government National Mortgage Assn. I                   9.00             7/15/2021                19
          7    Government National Mortgage Assn. I                   8.50             7/15/2022                 7
        675    Government National Mortgage Assn. I                   6.00             8/15/2022               729
         62    Government National Mortgage Assn. I                   8.00             6/15/2023                69
      1,310    Government National Mortgage Assn. I                   4.50             5/15/2024             1,407
      1,745    Government National Mortgage Assn. I                   4.50             9/15/2024             1,883
      1,350    Government National Mortgage Assn. I                   4.50             9/15/2024             1,457
      1,249    Government National Mortgage Assn. I                   4.50            10/15/2024             1,335
        948    Government National Mortgage Assn. I                   4.50            10/15/2024             1,000
         59    Government National Mortgage Assn. I                   7.00             4/15/2027                60
        242    Government National Mortgage Assn. I                   7.00             5/15/2027               287
        134    Government National Mortgage Assn. I                   8.00             5/15/2027               146
        119    Government National Mortgage Assn. I                   7.50             2/15/2028               142
        538    Government National Mortgage Assn. I                   6.00             4/15/2028               622
        139    Government National Mortgage Assn. I                   6.50             5/15/2028               159
         85    Government National Mortgage Assn. I                   6.50             5/15/2028                97
         10    Government National Mortgage Assn. I                   6.75             5/15/2028                12
         50    Government National Mortgage Assn. I                   7.00             6/15/2028                52
        136    Government National Mortgage Assn. I                   6.50             7/15/2028               157
         25    Government National Mortgage Assn. I                   7.00             7/15/2028                28
         62    Government National Mortgage Assn. I                   7.00             8/15/2028                69
         50    Government National Mortgage Assn. I                   7.00             8/15/2028                61
         56    Government National Mortgage Assn. I                   6.50             9/15/2028                64

================================================================================

1  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$        97    Government National Mortgage Assn. I                   7.00%            9/15/2028       $       107
        117    Government National Mortgage Assn. I                   6.00            11/15/2028               132
        221    Government National Mortgage Assn. I                   6.50            11/15/2028               252
         18    Government National Mortgage Assn. I                   6.50             1/15/2029                20
         35    Government National Mortgage Assn. I                   6.50             1/15/2029                40
        197    Government National Mortgage Assn. I                   6.00             2/15/2029               223
         28    Government National Mortgage Assn. I                   7.50             3/15/2029                34
         50    Government National Mortgage Assn. I                   7.50             4/15/2029                55
        432    Government National Mortgage Assn. I                   7.00             5/15/2029               494
        490    Government National Mortgage Assn. I                   7.00             6/15/2029               554
        281    Government National Mortgage Assn. I                   6.00             7/15/2029               325
         22    Government National Mortgage Assn. I                   7.50            10/15/2029                23
        125    Government National Mortgage Assn. I                   7.50            10/15/2029               146
         84    Government National Mortgage Assn. I                   8.00             7/15/2030                90
         26    Government National Mortgage Assn. I                   8.00             9/15/2030                29
         23    Government National Mortgage Assn. I                   7.50            12/15/2030                27
         32    Government National Mortgage Assn. I                   7.50             1/15/2031                36
        449    Government National Mortgage Assn. I                   6.50             3/15/2031               518
        114    Government National Mortgage Assn. I                   7.00             8/15/2031               122
        115    Government National Mortgage Assn. I                   7.00             9/15/2031               139
        415    Government National Mortgage Assn. I                   6.50            10/15/2031               474
        123    Government National Mortgage Assn. I                   7.00            10/15/2031               141
         39    Government National Mortgage Assn. I                   7.50            11/15/2031                44
        283    Government National Mortgage Assn. I                   6.50             1/15/2032               324
        388    Government National Mortgage Assn. I                   6.00             5/15/2032               444
         49    Government National Mortgage Assn. I                   7.00             6/15/2032                54
        218    Government National Mortgage Assn. I                   7.00             7/15/2032               249
        504    Government National Mortgage Assn. I                   6.50             8/15/2032               608
      1,452    Government National Mortgage Assn. I                   6.50             9/15/2032             1,714
      1,364    Government National Mortgage Assn. I                   6.00             1/15/2033             1,575
        494    Government National Mortgage Assn. I                   6.00             2/15/2033               572
        414    Government National Mortgage Assn. I                   6.00             7/15/2033               478
        415    Government National Mortgage Assn. I                   6.00             9/15/2033               481
      4,172    Government National Mortgage Assn. I                   5.50            10/15/2033             4,794
      1,848    Government National Mortgage Assn. I                   5.50            12/15/2033             2,124
        872    Government National Mortgage Assn. I                   5.50             7/15/2034               986
      2,270    Government National Mortgage Assn. I                   5.50            10/15/2035             2,596
        525    Government National Mortgage Assn. I                   6.00             3/15/2037               599
        409    Government National Mortgage Assn. I                   6.00             9/15/2037               460
      1,436    Government National Mortgage Assn. I                   5.50             3/15/2038             1,615
      2,231    Government National Mortgage Assn. I                   5.50             4/15/2038             2,542
      1,025    Government National Mortgage Assn. I                   6.00             5/15/2038             1,176
        887    Government National Mortgage Assn. I                   6.00             5/15/2038             1,013
        641    Government National Mortgage Assn. I                   6.00             9/15/2038               727
        872    Government National Mortgage Assn. I                   6.00            10/15/2038               988
      1,182    Government National Mortgage Assn. I                   6.00            12/15/2038             1,338
        953    Government National Mortgage Assn. I                   5.00             2/15/2039             1,054
      5,537    Government National Mortgage Assn. I                   5.50             6/15/2039             6,226
      7,735    Government National Mortgage Assn. I                   4.50             9/15/2039             8,437
      4,916    Government National Mortgage Assn. I                   4.50            11/15/2039             5,394
      7,043    Government National Mortgage Assn. I                   4.50            12/15/2039             7,727
     22,086    Government National Mortgage Assn. I                   4.50             2/15/2040            24,208
      4,603    Government National Mortgage Assn. I                   4.50             3/15/2040             5,012
      5,087    Government National Mortgage Assn. I                   4.50             6/15/2040             5,543
      2,452    Government National Mortgage Assn. I                   4.00             7/15/2040             2,615
      5,624    Government National Mortgage Assn. I                   4.50             7/15/2040             6,126
      2,731    Government National Mortgage Assn. I                   4.00             8/15/2040             2,934
      5,834    Government National Mortgage Assn. I                   4.00             9/15/2040             6,219
      5,352    Government National Mortgage Assn. I                   4.50             1/15/2041             5,825
         17    Government National Mortgage Assn. II                  8.00            12/20/2022                19
      3,160    Government National Mortgage Assn. II                  4.50             4/20/2024             3,406
        383    Government National Mortgage Assn. II                  8.00             8/20/2030               465
        393    Government National Mortgage Assn. II                  7.00             9/20/2030               480
        252    Government National Mortgage Assn. II                  6.00             3/20/2031               284
         76    Government National Mortgage Assn. II                  7.50             4/20/2031                93

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
$       136    Government National Mortgage Assn. II                  6.50%            5/20/2031       $       163
        104    Government National Mortgage Assn. II                  6.50             7/20/2031               123
        277    Government National Mortgage Assn. II                  6.50             8/20/2031               328
        432    Government National Mortgage Assn. II                  6.50             4/20/2032               515
        406    Government National Mortgage Assn. II                  6.50             6/20/2032               477
        631    Government National Mortgage Assn. II                  6.00             8/20/2032               722
        561    Government National Mortgage Assn. II                  6.00             9/20/2032               637
        546    Government National Mortgage Assn. II                  5.50             4/20/2033               620
      1,985    Government National Mortgage Assn. II                  5.00             5/20/2033             2,204
      2,482    Government National Mortgage Assn. II                  5.00             7/20/2033             2,756
        579    Government National Mortgage Assn. II                  6.00            10/20/2033               662
        475    Government National Mortgage Assn. II                  6.00            12/20/2033               527
      1,833    Government National Mortgage Assn. II                  6.00             2/20/2034             2,090
      1,831    Government National Mortgage Assn. II                  5.50             3/20/2034             2,079
      1,782    Government National Mortgage Assn. II                  6.00             3/20/2034             2,052
      1,465    Government National Mortgage Assn. II                  5.00             6/20/2034             1,622
      1,261    Government National Mortgage Assn. II                  6.50             8/20/2034             1,521
      1,135    Government National Mortgage Assn. II                  6.00             9/20/2034             1,296
      3,188    Government National Mortgage Assn. II                  6.00            10/20/2034             3,672
        362    Government National Mortgage Assn. II                  6.00            11/20/2034               397
      6,732    Government National Mortgage Assn. II                  5.50             2/20/2035             7,630
      5,747    Government National Mortgage Assn. II                  5.50             4/20/2035             6,523
      2,852    Government National Mortgage Assn. II                  5.50             7/20/2035             3,228
      3,706    Government National Mortgage Assn. II                  5.00             9/20/2035             4,104
      1,178    Government National Mortgage Assn. II                  6.00             5/20/2036             1,325
      1,454    Government National Mortgage Assn. II                  5.50             1/20/2037             1,645
      1,116    Government National Mortgage Assn. II                  5.00             2/20/2037             1,216
      4,557    Government National Mortgage Assn. II                  4.00            11/20/2040             4,882
                                                                                                       -----------
                                                                                                           251,444
                                                                                                       -----------

               COLLATERALIZED MORTGAGE OBLIGATIONS (8.1%)

      7,935    Fannie Mae (+)                                         1.50             7/25/2027             7,659
      3,342    Fannie Mae (+)                                         1.38             9/25/2027             3,250
      3,205    Fannie Mae (+)                                         1.50             9/25/2027             3,100
      3,098    Fannie Mae (+)                                         1.50             9/25/2027             2,979
      3,277    Fannie Mae (+)                                         1.50            10/25/2027             3,146
        836    Fannie Mae (+)                                         5.00            11/25/2032               854
      2,667    Fannie Mae (+)                                         0.50(a)          4/25/2035             2,672
      3,213    Fannie Mae (+)                                         0.50(a)          8/25/2037             3,226
      4,866    Freddie Mac (+)                                        2.00             9/15/2026             4,920
      1,957    Freddie Mac (+)                                        0.50(a)          3/15/2036             1,957
      3,503    Freddie Mac (+)                                        0.75(a)         10/15/2041             3,543
                                                                                                       -----------
                                                                                                            37,306
                                                                                                       -----------

               COMMERCIAL MORTGAGE-BACKED SECURITIES (19.4%)

      8,665    Fannie Mae (+)                                         2.01             7/01/2019             8,806
      2,089    Fannie Mae (+)                                         2.05             7/01/2019             2,126
     22,285    Fannie Mae (+)                                         2.42            11/01/2022            22,386
      8,265    Fannie Mae (+)                                         2.50             4/01/2023             8,206
      2,151    Fannie Mae (+)                                         2.54             5/01/2023             2,147
      8,500    Freddie Mac (+)                                        2.22            12/25/2018             8,683
      4,514    Freddie Mac (+)                                        1.69             4/25/2022             4,512
      3,000    Freddie Mac (+)                                        2.36             7/25/2022             2,986
     10,000    Freddie Mac (+)                                        2.31             8/25/2022             9,898
      5,000    Freddie Mac (+)                                        2.51            11/25/2022             5,004
      5,000    Freddie Mac (+)                                        2.64             1/25/2023             5,038
      3,000    Freddie Mac (+)                                        3.32             2/25/2023             3,152
      3,000    Freddie Mac (+)                                        3.39             3/25/2024             3,142
      3,000    Freddie Mac (+)                                        3.02             1/25/2025             3,047
                                                                                                       -----------
                                                                                                            89,133
                                                                                                       -----------
               Total U.S. Government Agency Issues (cost: $360,511)                                        377,883
                                                                                                       -----------

================================================================================

3  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)          SECURITY                                               RATE              MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITIES (11.3%)

               NOTES (11.3%)
$     8,000    0.50%, 6/30/2016                                                                        $     8,010
      3,000    0.75%, 1/15/2017                                                                              3,007
      7,500    0.88%, 1/31/2017                                                                              7,531
     10,000    1.88%, 8/31/2017                                                                             10,216
      7,000    0.88%, 1/31/2018                                                                              6,993
      3,000    2.00%, 2/15/2022                                                                              3,026
      5,000    2.25%, 11/15/2024                                                                             5,026
      4,000    2.00%, 2/15/2025                                                                              3,931
      4,500    2.13%, 5/15/2025                                                                              4,466
                                                                                                       -----------
                                                                                                            52,206
                                                                                                       -----------
               Total U.S. Treasury Securities (cost: $52,260)                                               52,206
                                                                                                       -----------

               MUNICIPAL BONDS (3.3%)

               AIRPORT/PORT (1.1%)
      5,000    Port Auth. of New York & New Jersey                    2.53%           10/15/2020             5,039
                                                                                                       -----------

               GENERAL OBLIGATION (2.2%)
      5,000    State of California                                    1.75            11/01/2017             5,098
      5,000    State of Connecticut                                   2.92             8/01/2023             4,993
                                                                                                       -----------
                                                                                                            10,091
                                                                                                       -----------
               Total Municipal Bonds (cost: $15,021)                                                        15,130
                                                                                                       -----------

               MONEY MARKET INSTRUMENTS (2.0%)

               REPURCHASE AGREEMENTS (2.0%)
      9,491    Credit Agricole Corp. Inv. Bank, 0.13%, acquired 8/31/2015 and due on 9/1/2015 at
                  $9,491 (collateralized by $8,914 of U.S. Treasury, 1.38%(c), due 2/15/2044;
                  market value $9,681) (cost: $9,491)                                                        9,491
                                                                                                       -----------

               TOTAL INVESTMENTS (COST: $442,253)                                                      $   459,576
                                                                                                       ===========

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                             (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                           QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                               MARKETS         OBSERVABLE          INPUTS
                                            FOR IDENTICAL        INPUTS
ASSETS                                         ASSETS                                               TOTAL
---------------------------------------------------------------------------------------------------------
Asset-Backed Securities                     $      --          $    4,866         $  --        $    4,866
U.S. Government Agency Issues                      --             377,883            --           377,883
U.S. Treasury Securities                       52,206                  --            --            52,206
Municipal Bonds                                    --              15,130            --            15,130
Money Market Instruments:
  Repurchase Agreements                            --               9,491            --             9,491
---------------------------------------------------------------------------------------------------------
Total                                       $  52,206          $  407,370         $  --        $  459,576
---------------------------------------------------------------------------------------------------------

For the period of June 1, 2015 through August 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Government Securities Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Government Securities Fund (the
Fund), which is classified as diversified under the 1940 Act.

Effective August 7, 2015, the Fund consists of three classes of shares:
Government Securities Fund Shares (Fund Shares), Government Securities Fund Adviser Shares (Adviser Shares) and a new share class designated Government Securities Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the

================================================================================

6  | USAA Government Securities Fund

================================================================================

Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. Repurchase agreements are valued at cost.

4. In the event that securities for which price quotations or valuations are not readily available, or are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is

================================================================================

7  | USAA Government Securities Fund

================================================================================

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include asset-backed securities, U.S. government agency issues, and municipal bonds valued based on methods discussed in Note A1, and repurchase agreements valued at cost, which approximates fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At August 31, 2015, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

E. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2015, were $19,359,000 and $2,036,000, respectively, resulting in net unrealized appreciation of $17,323,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $460,347,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2015.
(b) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal
     Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(c) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

================================================================================

9  | USAA Government Securities Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2015

                                                                      (Form N-Q)

48046-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
August 31, 2015 (unaudited)

PRINCIPAL                                                                                                 MARKET
AMOUNT                                                      COUPON                                         VALUE
(000)         SECURITY                                        RATE             MATURITY                    (000)
----------------------------------------------------------------------------------------------------------------
              TAX-EXEMPT SECURITIES (56.7%)

              TAX-EXEMPT BONDS (54.5%)
              ARIZONA (0.4%)
$     1,000   Student and Academic Service, LLC (INS)       5.00%               6/01/2044              $   1,103
                                                                                                       ---------
              CALIFORNIA (4.7%)
      1,200   Jurupa Public Financing Auth.                 5.00                9/01/2042                  1,307
      2,000   Monterey Peninsula USD (INS)                  5.50                8/01/2034                  2,379
      1,000   State                                         5.00                2/01/2043                  1,115
      1,000   State(a)                                      5.00                8/01/2045                  1,132
      1,000   Statewide Communities Development Auth.
                 (INS)                                      5.00               11/15/2049                  1,106
      1,000   Sutter Butte Flood Control Agency (INS)       5.00               10/01/2040                  1,117
      1,500   Twin Rivers USD (INS)                         5.00                8/01/2040                  1,670
      1,000   Val Verde USD (INS)                           5.00                8/01/2044                  1,119
      4,435   West Contra Costa USD (INS)                   5.05(b)             8/01/2034                  1,960
                                                                                                       ---------
                                                                                                          12,905
                                                                                                       ---------
              COLORADO (1.8%)
      1,000   Health Facilities Auth.                       5.00               12/01/2042                  1,045
      1,000   Health Facilities Auth.                       5.00                6/01/2045                  1,057
      2,000   Regional Transportation District              5.38                6/01/2031                  2,279
        500   Univ. of Colorado Hospital Auth. (PRE)        5.00               11/15/2037                    517
                                                                                                       ---------
                                                                                                           4,898
                                                                                                       ---------
              CONNECTICUT (0.1%)
      3,905   Mashantucket (Western) Pequot Tribe,
                 acquired 7/01/2013-3/30/2015;
                 cost $2,389(c),(d)                         6.97(e)             7/01/2031                    272
                                                                                                       ---------

              DISTRICT OF COLUMBIA (0.4%)
      1,100   District of Columbia                          5.00                7/01/2042                  1,164
                                                                                                       ---------

              FLORIDA (5.7%)
      1,875   Escambia County Housing Finance Auth. (INS)   5.75                6/01/2031                  2,121
      1,000   Halifax Hospital Medical Center               5.00                6/01/2046                  1,079
      1,000   Jacksonville                                  5.00               10/01/2029                  1,136
      2,000   Lee County IDA                                5.00               11/01/2025                  2,289
        645   Lee County IDA                                5.50               10/01/2047                    680
      1,300   Miami-Dade County                             5.00               10/01/2034                  1,474
      3,000   Orlando (INS)                                 5.13               11/01/2027                  3,116
      1,000   Southeast Overtown/Park West Community
                 Redevelopment Agency(f)                    5.00                3/01/2030                  1,091
      1,505   Tampa-Hillsborough County Expressway Auth.    5.00                7/01/2037                  1,658
      1,000   Volusia County Educational Facilities Auth.   5.00               10/15/2045                  1,078
                                                                                                       ---------
                                                                                                          15,722
                                                                                                       ---------

================================================================================

1  | USAA Growth and Tax Strategy Fund

================================================================================

PRINCIPAL                                                                                                 MARKET
AMOUNT                                                      COUPON                                         VALUE
(000)         SECURITY                                        RATE             MATURITY                    (000)
----------------------------------------------------------------------------------------------------------------
              GEORGIA (0.4%)
$     1,000   Fayette County School District (INS)(PRE)     4.95%               3/01/2025              $   1,024
                                                                                                       ---------

              GUAM (0.7%)
        750   International Airport Auth. (INS)             5.50               10/01/2033                    846
      1,000   Waterworks Auth.                              5.50                7/01/2043                  1,132
                                                                                                       ---------
                                                                                                           1,978
                                                                                                       ---------
              ILLINOIS (3.7%)
      1,000   Chicago                                       5.00                1/01/2044                  1,021
      1,000   Chicago                                       5.00               11/01/2044                  1,023
      1,000   Chicago-O'Hare International Airport (INS)    5.25                1/01/2033                  1,123
      1,000   Finance Auth.                                 3.90                3/01/2030                  1,010
      2,000   Finance Auth.                                 6.00               10/01/2032                  2,381
      1,000   Finance Auth.                                 5.00                8/15/2044                  1,072
      1,000   Finance Auth.                                 5.00                5/15/2045                  1,073
      1,235   Springfield Metro Sanitary District           5.75                1/01/2053                  1,404
                                                                                                       ---------
                                                                                                          10,107
                                                                                                       ---------
              INDIANA (3.4%)
        500   Ball State Univ.                              5.00                7/01/2030                    563
      1,250   Finance Auth.                                 5.38               11/01/2032                  1,380
      1,000   Finance Auth.                                 5.00                2/01/2040                  1,073
      1,000   Finance Auth.                                 5.00               10/01/2044                  1,048
        550   Health and Educational Facility
                 Financing Auth.                            5.25                2/15/2036                    557
      1,500   Richmond Hospital Auth.                       5.00                1/01/2039                  1,640
      3,000   Rockport (INS)                                4.63                6/01/2025                  3,146
                                                                                                       ---------
                                                                                                           9,407
                                                                                                       ---------
              KANSAS (0.9%)
      1,000   Coffeyville (INS)(f)                          5.00                6/01/2042                  1,035
      1,250   Wyandotte County/Kansas City                  5.00                9/01/2044                  1,378
                                                                                                       ---------
                                                                                                           2,413
                                                                                                       ---------
              KENTUCKY (0.4%)
      1,000   Economic Dev. Finance Auth. (INS)             6.00               12/01/2033                  1,066
                                                                                                       ---------
              LOUISIANA (2.3%)
        985   Local Government Environmental Facilities
                 and Community Dev. Auth. (INS)             6.55                9/01/2025                  1,071
      2,000   Parish of St. John the Baptist                5.13                6/01/2037                  2,066
      1,000   Public Facilities Auth. (INS)                 5.25                6/01/2051                  1,055
      1,000   Shreveport (INS)                              5.00               12/01/2039                  1,094
      1,000   Tobacco Settlement Financing Corp.            5.25                5/15/2035                  1,111
                                                                                                       ---------
                                                                                                           6,397
                                                                                                       ---------
              MASSACHUSETTS (2.0%)
      1,000   Dev. Finance Agency                           5.00                4/15/2040                  1,044
      1,000   Dev. Finance Agency                           5.25               11/15/2041                  1,124
      1,000   Dev. Finance Agency                           5.75                7/15/2043                  1,101
      1,000   Dev. Finance Agency                           5.00                7/01/2044                  1,064
      1,000   Dev. Finance Agency                           5.50                7/01/2044                  1,076
                                                                                                       ---------
                                                                                                           5,409
                                                                                                       ---------
              MICHIGAN (0.4%)
      1,000   Wayne County Airport Auth.                    5.00               12/01/2044                  1,086
                                                                                                       ---------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                 MARKET
AMOUNT                                                      COUPON                                         VALUE
(000)         SECURITY                                        RATE             MATURITY                    (000)
----------------------------------------------------------------------------------------------------------------
              MINNESOTA (0.4%)
$     1,000   Saint Paul Housing and Redevelopment Auth.    5.00%              11/15/2044              $   1,061
                                                                                                       ---------
              NEBRASKA (0.4%)
      1,000   Douglas County Hospital Auth.                 5.00               11/01/2048                  1,084
                                                                                                       ---------
              NEW JERSEY (2.0%)
      1,000   EDA                                           5.00                6/15/2029                  1,053
      2,000   EDA (PRE)                                     5.00                9/01/2033                  2,240
      1,250   South Jersey Transportation Auth.             5.00               11/01/2039                  1,306
      1,000   Transportation Trust Fund Auth.               5.00                6/15/2044                    991
                                                                                                       ---------
                                                                                                           5,590
                                                                                                       ---------
              NEW MEXICO (0.8%)
      1,000   Farmington                                    4.88                4/01/2033                  1,018
      1,000   Farmington                                    5.90                6/01/2040                  1,104
                                                                                                       ---------
                                                                                                           2,122
                                                                                                       ---------
              NEW YORK (5.6%)
      1,000   Dormitory Auth. (PRE)                         5.50                5/01/2037                  1,156
      1,205   Dormitory Auth. (INS)                         5.50                7/01/2040                  1,534
      1,500   Liberty Dev. Corp.                            5.50               10/01/2037                  1,815
      3,000   MTA                                           5.00               11/15/2030                  3,030
      1,000   MTA                                           5.00               11/15/2042                  1,100
      1,000   New York City                                 5.25                8/15/2023                  1,120
      2,000   New York City Trust for Cultural Resources    5.00               12/01/2039                  2,239
      8,455   Oneida County IDA (INS)                       4.65(b)             7/01/2035                  3,484
                                                                                                       ---------
                                                                                                          15,478
                                                                                                       ---------
              OHIO (0.3%)
        750   Southeastern Port Auth. Hospital Facilities   5.00               12/01/2043                    757
                                                                                                       ---------
              OKLAHOMA (0.5%)
      1,315   Comanche County Hospital Auth.                5.00                7/01/2032                  1,378
                                                                                                       ---------
              PENNSYLVANIA (2.7%)
      1,125   Butler County Hospital Auth.                  5.00                7/01/2039                  1,212
      1,000   Chester County IDA                            5.00               10/01/2044                  1,041
      1,625   Indiana County Hospital Auth.                 6.00                6/01/2039                  1,826
      1,000   Lancaster County Hospital Auth.               5.00               11/01/2035                  1,108
      1,000   Montgomery County IDA                         5.25                1/15/2045                  1,061
      1,000   Turnpike Commission                           5.25               12/01/2044                  1,109
                                                                                                       ---------
                                                                                                           7,357
                                                                                                       ---------
              PUERTO RICO (0.3%)
      1,000   Commonwealth (INS)                            5.00                7/01/2035                    930
                                                                                                       ---------
              RHODE ISLAND (0.0%)
         50   Housing and Mortgage Finance Corp.            6.85               10/01/2024                     50
                                                                                                       ---------
              SOUTH CAROLINA (0.9%)
      2,000   Piedmont Municipal Power Agency (INS)         5.75                1/01/2034                  2,349
                                                                                                       ---------
              TENNESSEE (0.3%)
      2,000   Knox County Health, Educational and Housing
                 Facilities Board                           5.01(b)             1/01/2035                    764
                                                                                                       ---------

================================================================================

3  | USAA Growth and Tax Strategy Fund

================================================================================

PRINCIPAL                                                                                                 MARKET
AMOUNT                                                      COUPON                                         VALUE
(000)         SECURITY                                        RATE             MATURITY                    (000)
----------------------------------------------------------------------------------------------------------------
              TEXAS (10.5%)
$     1,000   Clifton Higher Education Finance Corp.
                 (NBGA)                                     5.00%               8/15/2039              $   1,122
      2,000   Duncanville ISD (NBGA)                        4.63                2/15/2029                  2,033
      2,000   El Paso (INS)                                 4.75                8/15/2033                  2,104
      1,000   Harris County Cultural Education
                 Facilities Finance Corp.                   5.00                6/01/2038                  1,060
      2,000   Hidalgo County Health Services Corp.          5.00                8/15/2026                  2,068
      1,000   Houston                                       5.00                9/01/2039                  1,099
      1,000   Houston                                       5.00                9/01/2040                  1,097
      1,000   Karnes County Hospital District               5.00                2/01/2044                  1,041
      5,675   Lewisville (INS)                              5.80                9/01/2025                  6,122
      1,500   Manor ISD (NBGA)(PRE)                         5.00                8/01/2037                  1,564
      1,000   Matagorda County                              4.00                6/01/2030                  1,017
      1,600   New Hope Cultural Education Facilities
                 Finance Corp.                              5.00                4/01/2047                  1,643
      1,000   New Hope Cultural Education Facilities
                 Finance Corp.                              5.00                7/01/2047                  1,020
      1,500   North Texas Tollway Auth.                     5.00                1/01/2031                  1,656
      1,000   San Leanna Education Facilities Corp.         4.75                6/01/2032                  1,021
      1,000   Tarrant County Cultural Education
                 Facilities Finance Corp.                   5.00               11/15/2036                  1,030
      1,000   Tarrant County Cultural Education
                 Facilities Finance Corp.                   5.00               11/15/2045                  1,041
      1,000   Transportation Commission                     5.00                8/15/2042                  1,075
                                                                                                       ---------
                                                                                                          28,813
                                                                                                       ---------
              VIRGINIA (0.4%)
      1,000   Alexandria IDA                                5.00               10/01/2050                  1,071
                                                                                                       ---------
              WASHINGTON (0.6%)
      1,500   Economic Dev. Finance Auth. (INS)(PRE)        5.00                6/01/2038                  1,518
                                                                                                       ---------
              WEST VIRGINIA (0.6%)
      1,500   Pleasants County                              5.25               10/15/2037                  1,569
                                                                                                       ---------
              WISCONSIN (0.4%)
      1,000   Health and Educational Facilities Auth.       5.25                4/15/2035                  1,102
                                                                                                       ---------
              WYOMING (0.5%)
      1,250   Laramie County                                5.00                5/01/2037                  1,375
                                                                                                       ---------
              Total Tax-Exempt Bonds (cost: $144,441)                                                    149,319
                                                                                                       ---------
              TAX-EXEMPT MONEY MARKET INSTRUMENTS (2.2%)

              VARIABLE-RATE DEMAND NOTES (1.9%)

              CALIFORNIA (0.8%)
      2,095   Victorville Joint Powers Financing Auth.
                 (LOC-BNP Paribas)(g)                       0.87                5/01/2040                  2,095
                                                                                                       ---------
              GEORGIA (0.7%)
      2,000   Monroe County Dev. Auth.                      0.25               11/01/2048                  2,000
                                                                                                       ---------
              ILLINOIS (0.4%)
      1,200   Chicago Park District (INS) (LIQ)(f)          0.32                6/01/2022                  1,200
                                                                                                       ---------
                                                                                                           5,295
                                                                                                       ---------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.3%)
    849,587   State Street Institutional Tax Free Money Market Fund Premier Class, 0.00%(h)         $        849
                                                                                                    ------------
              Total Tax-Exempt Money Market Instruments (cost: $6,144)                                     6,144
                                                                                                    ------------
              Total Tax-Exempt Securities (cost: $150,585)                                               155,463
                                                                                                    ------------
              EQUITY SECURITIES (43.7%)

              BLUE CHIP STOCKS (43.4%)

              CONSUMER DISCRETIONARY (5.6%)
              -----------------------------
              ADVERTISING (0.1%)
      2,760   Interpublic Group of Companies, Inc.                                                            52
      1,760   Omnicom Group, Inc.                                                                            118
                                                                                                    ------------
                                                                                                             170
                                                                                                    ------------
              APPAREL RETAIL (0.3%)
      1,580   Gap, Inc.                                                                                       52
      1,668   L Brands, Inc.                                                                                 140
      2,808   Ross Stores, Inc.                                                                              136
      5,085   TJX Companies, Inc.                                                                            358
        762   Urban Outfitters, Inc.*                                                                         23
                                                                                                    ------------
                                                                                                             709
                                                                                                    ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
      1,740   Coach, Inc.                                                                                     53
        257   Fossil Group, Inc.*                                                                             16
      2,721   Hanesbrands, Inc.                                                                               82
      1,332   Michael Kors Holdings Ltd.*                                                                     58
        550   PVH Corp.                                                                                       65
        420   Ralph Lauren Corp.                                                                              47
      1,132   Under Armour, Inc. "A"*                                                                        108
      2,308   VF Corp.                                                                                       167
                                                                                                    ------------
                                                                                                             596
                                                                                                    ------------
              AUTO PARTS & EQUIPMENT (0.2%)
      1,438   BorgWarner, Inc.                                                                                63
      1,970   Delphi Automotive plc                                                                          149
      4,461   Johnson Controls, Inc.                                                                         183
                                                                                                    ------------
                                                                                                             395
                                                                                                    ------------
              AUTOMOBILE MANUFACTURERS (0.2%)
     26,785   Ford Motor Co.                                                                                 372
      8,866   General Motors Co.                                                                             261
                                                                                                    ------------
                                                                                                             633
                                                                                                    ------------
              AUTOMOTIVE RETAIL (0.2%)
        610   AutoNation, Inc.*                                                                               36
        230   AutoZone, Inc.*                                                                                165
      1,390   CarMax, Inc.*                                                                                   85
        689   O'Reilly Automotive, Inc.*                                                                     165
                                                                                                    ------------
                                                                                                             451
                                                                                                    ------------
              BROADCASTING (0.1%)
      3,847   CBS Corp. "B"                                                                                  174
        759   Discovery Communications, Inc. "A"*                                                             20
      2,101   Discovery Communications, Inc. "C"*                                                             53

================================================================================

5  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
        630   Scripps Networks Interactive "A"                                                      $         33
      1,870   Tegna, Inc.                                                                                     45
                                                                                                    ------------
                                                                                                             325
                                                                                                    ------------
              CABLE & SATELLITE (0.5%)
      1,489   Cablevision Systems Corp. "A"                                                                   37
     17,177   Comcast Corp. "A"                                                                              968
      1,948   Time Warner Cable, Inc.                                                                        362
                                                                                                    ------------
                                                                                                           1,367
                                                                                                    ------------
              CASINOS & GAMING (0.0%)
        463   Wynn Resorts Ltd.                                                                               35
                                                                                                    ------------
              COMPUTER & ELECTRONICS RETAIL (0.0%)
      1,976   Best Buy Co., Inc.                                                                              73
        713   GameStop Corp. "A"                                                                              30
                                                                                                    ------------
                                                                                                             103
                                                                                                    ------------
              CONSUMER ELECTRONICS (0.0%)
        700   Garmin Ltd.                                                                                     26
        497   Harman International Industries, Inc.                                                           49
                                                                                                    ------------
                                                                                                              75
                                                                                                    ------------
              DEPARTMENT STORES (0.1%)
      1,355   Kohl's Corp.                                                                                    69
      2,484   Macy's, Inc.                                                                                   146
      1,287   Nordstrom, Inc.                                                                                 94
                                                                                                    ------------
                                                                                                             309
                                                                                                    ------------
              DISTRIBUTORS (0.0%)
      1,110   Genuine Parts Co.                                                                               93
                                                                                                    ------------
              FOOTWEAR (0.2%)
      4,749   NIKE, Inc. "B"                                                                                 531
                                                                                                    ------------
              GENERAL MERCHANDISE STORES (0.2%)
      2,060   Dollar General Corp.                                                                           153
      1,568   Dollar Tree, Inc.*                                                                             120
      4,323   Target Corp.                                                                                   336
                                                                                                    ------------
                                                                                                             609
                                                                                                    ------------
              HOME FURNISHINGS (0.1%)
        859   Leggett & Platt, Inc.                                                                           38
        421   Mohawk Industries, Inc.*                                                                        83
                                                                                                    ------------
                                                                                                             121
                                                                                                    ------------
              HOME IMPROVEMENT RETAIL (0.6%)
      9,142   Home Depot, Inc.                                                                             1,064
      6,603   Lowe's Companies, Inc.                                                                         457
                                                                                                    ------------
                                                                                                           1,521
                                                                                                    ------------
              HOMEBUILDING (0.1%)
      2,218   D.R. Horton, Inc.                                                                               67
      1,089   Lennar Corp. "A"                                                                                56
      2,360   PulteGroup, Inc.                                                                                49
        247   Topbuild Corp.*                                                                                  8
                                                                                                    ------------
                                                                                                             180
                                                                                                    ------------
              HOMEFURNISHING RETAIL (0.0%)
      1,357   Bed Bath & Beyond, Inc.*                                                                        84
                                                                                                    ------------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
      3,058   Carnival Corp.                                                                                 151
      1,591   Marriott International, Inc. "A"                                                               113
      1,105   Royal Caribbean Cruises Ltd.                                                                    97
        982   Starwood Hotels & Resorts Worldwide, Inc.                                                       70

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
      1,010   Wyndham Worldwide Corp.                                                               $         77
                                                                                                    ------------
                                                                                                             508
                                                                                                    ------------
              HOUSEHOLD APPLIANCES (0.0%)
        520   Whirlpool Corp.                                                                                 87
                                                                                                    ------------
              HOUSEWARES & SPECIALTIES (0.0%)
      2,180   Newell Rubbermaid, Inc.                                                                         92
                                                                                                    ------------
              INTERNET RETAIL (0.8%)
      2,585   Amazon.com, Inc.*                                                                            1,326
        769   Expedia, Inc.                                                                                   88
      2,870   Netflix, Inc.*                                                                                 330
        360   Priceline Group, Inc.*                                                                         450
        756   TripAdvisor, Inc.*                                                                              53
                                                                                                    ------------
                                                                                                           2,247
                                                                                                    ------------
              LEISURE PRODUCTS (0.1%)
      1,004   Hasbro, Inc.                                                                                    75
      2,013   Mattel, Inc.                                                                                    47
                                                                                                    ------------
                                                                                                             122
                                                                                                    ------------
              MOTORCYCLE MANUFACTURERS (0.0%)
      1,600   Harley-Davidson, Inc.                                                                           90
                                                                                                    ------------
              MOVIES & ENTERTAINMENT (0.7%)
      5,579   Time Warner, Inc.                                                                              397
     12,180   Twenty-First Century Fox, Inc. "A"                                                             334
      2,735   Viacom, Inc. "B"                                                                               111
     10,358   Walt Disney Co.                                                                              1,055
                                                                                                    ------------
                                                                                                           1,897
                                                                                                    ------------
              PUBLISHING (0.0%)
        935   Gannett Co., Inc.                                                                               12
      2,721   News Corp. "A"*                                                                                 37
                                                                                                    ------------
                                                                                                              49
                                                                                                    ------------
              RESTAURANTS (0.6%)
        196   Chipotle Mexican Grill, Inc.*                                                                  139
        842   Darden Restaurants, Inc.                                                                        57
      6,204   McDonald's Corp.                                                                               590
     10,260   Starbucks Corp.                                                                                561
      3,365   Yum! Brands, Inc.                                                                              269
                                                                                                    ------------
                                                                                                           1,616
                                                                                                    ------------
              SPECIALIZED CONSUMER SERVICES (0.0%)
      1,670   H&R Block, Inc.                                                                                 57
                                                                                                    ------------
              SPECIALTY STORES (0.1%)
      4,347   Staples, Inc.                                                                                   62
        720   Tiffany & Co.                                                                                   59
        837   Tractor Supply Co.                                                                              71
                                                                                                    ------------
                                                                                                             192
                                                                                                    ------------
              TIRES & RUBBER (0.0%)
      1,619   Goodyear Tire & Rubber Co.                                                                      48
                                                                                                    ------------
              Total Consumer Discretionary                                                                15,312
                                                                                                    ------------

              CONSUMER STAPLES (4.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
      4,306   Archer-Daniels-Midland Co.                                                                     194
                                                                                                    ------------
              BREWERS (0.0%)
      1,068   Molson Coors Brewing Co. "B"                                                                    73
                                                                                                    ------------

================================================================================

7  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
              DISTILLERS & VINTNERS (0.1%)
      1,051   Brown-Forman Corp. "B"                                                                $        103
      1,031   Constellation Brands, Inc. "A"                                                                 132
                                                                                                    ------------
                                                                                                             235
                                                                                                    ------------
              DRUG RETAIL (0.5%)
      7,252   CVS Health Corp.                                                                               743
      6,049   Walgreens Boots Alliance, Inc.                                                                 523
                                                                                                    ------------
                                                                                                           1,266
                                                                                                    ------------
              FOOD DISTRIBUTORS (0.1%)
      4,020   Sysco Corp.                                                                                    160
                                                                                                    ------------
              FOOD RETAIL (0.1%)
      6,668   Kroger Co.                                                                                     230
      2,143   Whole Foods Market, Inc.                                                                        70
                                                                                                    ------------
                                                                                                             300
                                                                                                    ------------
              HOUSEHOLD PRODUCTS (0.7%)
        690   Clorox Co.                                                                                      77
      5,970   Colgate-Palmolive Co.                                                                          375
      2,360   Kimberly-Clark Corp.                                                                           251
     18,767   Procter & Gamble Co.                                                                         1,326
                                                                                                    ------------
                                                                                                           2,029
                                                                                                    ------------
              HYPERMARKETS & SUPER CENTERS (0.4%)
      2,908   Costco Wholesale Corp.                                                                         407
     11,201   Wal-Mart Stores, Inc.                                                                          725
                                                                                                    ------------
                                                                                                           1,132
                                                                                                    ------------
              PACKAGED FOODS & MEAT (0.7%)
      1,381   Campbell Soup Co.                                                                               66
      2,660   ConAgra Foods, Inc.                                                                            111
      4,550   General Mills, Inc.                                                                            258
        910   Hershey Co.                                                                                     82
        915   Hormel Foods Corp.                                                                              56
        828   J.M. Smucker Co.                                                                                98
      1,521   Kellogg Co.                                                                                    101
        799   Keurig Green Mountain, Inc.                                                                     45
      3,990   Kraft Heinz Co.                                                                                290
      1,040   McCormick & Co., Inc.                                                                           82
      1,371   Mead Johnson Nutrition Co.                                                                     107
     11,195   Mondelez International, Inc. "A"                                                               474
      1,740   Tyson Foods, Inc. "A"                                                                           74
                                                                                                    ------------
                                                                                                           1,844
                                                                                                    ------------
              PERSONAL PRODUCTS (0.0%)
      1,480   Estee Lauder Companies, Inc. "A"                                                               118
                                                                                                    ------------
              SOFT DRINKS (0.8%)
     27,263   Coca-Cola Co.                                                                                1,072
      1,630   Coca-Cola Enterprises, Inc.                                                                     84
      1,290   Dr. Pepper Snapple Group, Inc.                                                                  99
        992   Monster Beverage Corp.*                                                                        137
     10,284   PepsiCo, Inc.                                                                                  956
                                                                                                    ------------
                                                                                                           2,348
                                                                                                    ------------
              TOBACCO (0.7%)
     13,663   Altria Group, Inc.                                                                             732
     10,731   Philip Morris International, Inc.                                                              857
      2,964   Reynolds American, Inc.                                                                        248
                                                                                                    ------------
                                                                                                           1,837
                                                                                                    ------------
              Total Consumer Staples                                                                      11,536
                                                                                                    ------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
              ENERGY (3.2%)
              -------------
              COAL & CONSUMABLE FUELS (0.0%)
      1,526   CONSOL Energy, Inc.                                                                   $         23
                                                                                                    ------------
              INTEGRATED OIL & GAS (1.3%)
     13,156   Chevron Corp.                                                                                1,066
     28,140   Exxon Mobil Corp.                                                                            2,117
      5,229   Occidental Petroleum Corp.                                                                     382
                                                                                                    ------------
                                                                                                           3,565
                                                                                                    ------------
              OIL & GAS DRILLING (0.1%)
        138   Diamond Offshore Drilling, Inc.                                                                  3
      1,820   Ensco plc "A"                                                                                   33
        731   Helmerich & Payne, Inc.                                                                         43
      1,881   Noble Corp. plc                                                                                 25
      2,533   Transocean Ltd.                                                                                 36
                                                                                                    ------------
                                                                                                             140
                                                                                                    ------------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
      2,935   Baker Hughes, Inc.                                                                             164
      1,400   Cameron International Corp.*                                                                    93
      1,408   FMC Technologies, Inc.*                                                                         49
      5,746   Halliburton Co.                                                                                226
      2,735   National Oilwell Varco, Inc.                                                                   116
      8,655   Schlumberger Ltd.                                                                              670
                                                                                                    ------------
                                                                                                           1,318
                                                                                                    ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
      3,408   Anadarko Petroleum Corp.                                                                       244
      2,928   Apache Corp.                                                                                   133
      2,805   Cabot Oil & Gas Corp.                                                                           66
      4,021   Chesapeake Energy Corp.                                                                         31
        595   Cimarex Energy Co.                                                                              66
      8,359   ConocoPhillips                                                                                 411
      2,537   Devon Energy Corp.                                                                             108
      3,723   EOG Resources, Inc.                                                                            292
      1,031   EQT Corp.                                                                                       80
      1,830   Hess Corp.                                                                                     109
      4,581   Marathon Oil Corp.                                                                              79
      1,141   Murphy Oil Corp.                                                                                35
      1,091   Newfield Exploration Co.*                                                                       36
      2,625   Noble Energy, Inc.                                                                              88
        943   Pioneer Natural Resources Co.                                                                  116
      1,168   QEP Resources, Inc.                                                                             16
      1,125   Range Resources Corp.                                                                           44
      2,609   Southwestern Energy Co.*                                                                        42
                                                                                                    ------------
                                                                                                           1,996
                                                                                                    ------------
              OIL & GAS REFINING & MARKETING (0.3%)
      3,790   Marathon Petroleum Corp.                                                                       179
      3,649   Phillips 66                                                                                    289
        970   Tesoro Corp.                                                                                    89
      3,494   Valero Energy Corp.                                                                            207
                                                                                                    ------------
                                                                                                             764
                                                                                                    ------------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
      2,170   Columbia Pipeline Group                                                                         55
     11,540   Kinder Morgan, Inc.                                                                            374
      1,414   ONEOK, Inc.                                                                                     51
      4,554   Spectra Energy Corp.                                                                           133
      4,568   Williams Companies, Inc.                                                                       220
                                                                                                    ------------
                                                                                                             833
                                                                                                    ------------
              Total Energy                                                                                 8,639
                                                                                                    ------------

================================================================================

9  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
              FINANCIALS (7.2%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
        330   Affiliated Managers Group, Inc.*                                                       $        62
      1,419   Ameriprise Financial, Inc.                                                                     160
      7,561   Bank of New York Mellon Corp.                                                                  301
        986   BlackRock, Inc.                                                                                298
      2,500   Franklin Resources, Inc.                                                                       101
      3,240   Invesco Ltd.                                                                                   111
        750   Legg Mason, Inc.                                                                                33
      1,489   Northern Trust Corp.(i)                                                                        104
      2,798   State Street Corp.                                                                             201
      1,970   T. Rowe Price Group, Inc.                                                                      142
                                                                                                    ------------
                                                                                                           1,513
                                                                                                    ------------
              CONSUMER FINANCE (0.3%)
      5,600   American Express Co.                                                                           430
      3,761   Capital One Financial Corp.                                                                    292
      3,494   Discover Financial Services                                                                    188
      2,650   Navient Corp.                                                                                   34
                                                                                                    ------------
                                                                                                             944
                                                                                                    ------------
              DIVERSIFIED BANKS (2.3%)
     71,086   Bank of America Corp.                                                                        1,162
     20,592   Citigroup, Inc.                                                                              1,101
      1,300   Comerica, Inc.                                                                                  57
     25,304   JPMorgan Chase & Co.                                                                         1,622
     12,089   U.S. Bancorp                                                                                   512
     32,252   Wells Fargo & Co.                                                                            1,720
                                                                                                    ------------
                                                                                                           6,174
                                                                                                    ------------
              INSURANCE BROKERS (0.1%)
      1,888   Aon plc                                                                                        176
      3,656   Marsh & McLennan Companies, Inc.                                                               197
                                                                                                    ------------
                                                                                                             373
                                                                                                    ------------
              INVESTMENT BANKING & BROKERAGE (0.4%)
      7,830   Charles Schwab Corp.                                                                           238
      2,079   E*Trade Financial Corp.*                                                                        55
      2,750   Goldman Sachs Group, Inc.                                                                      519
     10,464   Morgan Stanley                                                                                 360
                                                                                                    ------------
                                                                                                           1,172
                                                                                                    ------------
              LIFE & HEALTH INSURANCE (0.4%)
      2,770   AFLAC, Inc.                                                                                    162
      1,769   Lincoln National Corp.                                                                          90
      7,763   MetLife, Inc.                                                                                  389
      1,820   Principal Financial Group, Inc.                                                                 92
      3,081   Prudential Financial, Inc.                                                                     248
      1,113   Torchmark Corp.                                                                                 65
      1,250   Unum Group                                                                                      42
                                                                                                    ------------
                                                                                                           1,088
                                                                                                    ------------
              MULTI-LINE INSURANCE (0.3%)
      9,300   American International Group, Inc.                                                             561
        684   Assurant, Inc.                                                                                  51
      3,680   Genworth Financial, Inc. "A"*                                                                   19
      2,900   Hartford Financial Services Group, Inc.                                                        134
      2,091   Loews Corp.                                                                                     76
                                                                                                    ------------
                                                                                                             841
                                                                                                    ------------
              MULTI-SECTOR HOLDINGS (0.6%)
     12,638   Berkshire Hathaway, Inc. "B"*                                                                1,694

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
      2,025   Leucadia National Corp.                                                               $         43
                                                                                                    ------------
                                                                                                           1,737
                                                                                                    ------------
              PROPERTY & CASUALTY INSURANCE (0.4%)
      1,722   ACE Ltd.                                                                                       176
      3,040   Allstate Corp.                                                                                 177
      1,560   Chubb Corp.                                                                                    188
        970   Cincinnati Financial Corp.                                                                      51
      2,257   Progressive Corp.                                                                               68
      2,350   Travelers Companies, Inc.                                                                      234
      2,680   XL Group plc                                                                                   100
                                                                                                    ------------
                                                                                                             994
                                                                                                    ------------
              REAL ESTATE SERVICES (0.0%)
      1,990   CBRE Group, Inc. "A"*                                                                           64
                                                                                                    ------------
              REGIONAL BANKS (0.4%)
      4,893   BB&T Corp.                                                                                     180
      5,810   Fifth Third Bancorp                                                                            116
      5,200   Huntington Bancshares, Inc.                                                                     57
      6,620   KeyCorp                                                                                         91
        744   M&T Bank Corp.                                                                                  88
      1,000   People's United Financial, Inc.                                                                 15
      3,534   PNC Financial Services Group, Inc.                                                             322
      9,790   Regions Financial Corp.                                                                         94
      3,560   SunTrust Banks, Inc.                                                                           144
      1,440   Zions Bancorp                                                                                   42
                                                                                                    ------------
                                                                                                           1,149
                                                                                                    ------------
              REITs - HEALTH CARE (0.2%)
        557   Care Capital Properties, Inc.*                                                                  18
      3,128   HCP, Inc.                                                                                      116
      2,372   Health Care REIT, Inc.                                                                         150
      2,229   Ventas, Inc.                                                                                   122
                                                                                                    ------------
                                                                                                             406
                                                                                                    ------------
              REITs - HOTEL & RESORT (0.0%)
      5,142   Host Hotels & Resorts, Inc.                                                                     91
                                                                                                    ------------
              REITs - INDUSTRIAL (0.1%)
      3,421   ProLogis, Inc.                                                                                 130
                                                                                                    ------------
              REITs - OFFICE (0.1%)
      1,050   Boston Properties, Inc.                                                                        119
        660   SL Green Realty Corp.                                                                           68
      1,238   Vornado Realty Trust                                                                           108
                                                                                                    ------------
                                                                                                             295
                                                                                                    ------------
              REITs - RESIDENTIAL (0.2%)
        998   Apartment Investment & Management Co. "A"                                                       36
        897   AvalonBay Communities, Inc.                                                                    148
      2,457   Equity Residential                                                                             175
        507   Essex Property Trust, Inc.                                                                     109
                                                                                                    ------------
                                                                                                             468
                                                                                                    ------------
              REITs - RETAIL (0.2%)
      4,318   General Growth Properties, Inc.                                                                110
      2,670   Kimco Realty Corp.                                                                              62
        894   Macerich Co.                                                                                    68
      1,531   Realty Income Corp.                                                                             68
      2,004   Simon Property Group, Inc.                                                                     359
                                                                                                    ------------
                                                                                                             667
                                                                                                    ------------
              REITs - SPECIALIZED (0.3%)
      2,859   American Tower Corp.                                                                           264
      2,213   Crown Castle International Corp.                                                               184

================================================================================

11  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
        384   Equinix, Inc.                                                                         $        104
      1,246   Iron Mountain, Inc.                                                                             35
      1,185   Plum Creek Timber Co., Inc.                                                                     46
        985   Public Storage                                                                                 198
      3,563   Weyerhaeuser Co.                                                                                99
                                                                                                    ------------
                                                                                                             930
                                                                                                    ------------
              SPECIALIZED FINANCE (0.3%)
      2,153   CME Group, Inc.                                                                                203
        760   Intercontinental Exchange, Inc.                                                                174
      1,907   McGraw Hill Financial, Inc.                                                                    185
      1,370   Moody's Corp.                                                                                  140
        840   NASDAQ OMX Group, Inc.                                                                          43
                                                                                                    ------------
                                                                                                             745
                                                                                                    ------------
              THRIFTS & MORTGAGE FINANCE (0.0%)
      3,630   Hudson City Bancorp, Inc.                                                                       34
                                                                                                    ------------
              Total Financials                                                                            19,815
                                                                                                    ------------

              HEALTH CARE (6.6%)
              ------------------
              BIOTECHNOLOGY (1.4%)
      1,190   Alexion Pharmaceuticals, Inc.*                                                                 205
      5,207   Amgen, Inc.                                                                                    790
      3,673   Baxalta, Inc.                                                                                  129
      1,628   Biogen, Inc.*                                                                                  484
      5,555   Celgene Corp.*                                                                                 656
     10,325   Gilead Sciences, Inc.                                                                        1,085
        500   Regeneron Pharmaceuticals, Inc.*                                                               257
      1,513   Vertex Pharmaceuticals, Inc.*                                                                  193
                                                                                                    ------------
                                                                                                           3,799
                                                                                                    ------------
              HEALTH CARE DISTRIBUTORS (0.3%)
      1,410   AmerisourceBergen Corp.                                                                        141
      2,310   Cardinal Health, Inc.                                                                          190
        568   Henry Schein, Inc.*                                                                             78
      1,580   McKesson Corp.                                                                                 312
        720   Patterson Companies, Inc.                                                                       33
                                                                                                    ------------
                                                                                                             754
                                                                                                    ------------
              HEALTH CARE EQUIPMENT (0.9%)
     10,242   Abbott Laboratories                                                                            464
      3,673   Baxter International, Inc.                                                                     141
      1,623   Becton, Dickinson & Co.                                                                        229
      9,031   Boston Scientific Corp.*                                                                       151
        470   C.R. Bard, Inc.                                                                                 91
        732   Edwards Lifesciences Corp.*                                                                    103
        230   Intuitive Surgical, Inc.*                                                                      118
      9,914   Medtronic plc                                                                                  717
      1,909   St. Jude Medical, Inc.                                                                         135
      2,030   Stryker Corp.                                                                                  200
        810   Varian Medical Systems, Inc.*                                                                   66
      1,130   Zimmer Biomet Holdings, Inc.                                                                   117
                                                                                                    ------------
                                                                                                           2,532
                                                                                                    ------------
              HEALTH CARE FACILITIES (0.1%)
      1,999   HCA Holdings, Inc.*                                                                            173
        817   Tenet Healthcare Corp.*                                                                         40
        617   Universal Health Services, Inc. "B"                                                             85
                                                                                                    ------------
                                                                                                             298
                                                                                                    ------------
              HEALTH CARE SERVICES (0.2%)
      1,140   DaVita HealthCare Partners, Inc.*                                                               86
      4,934   Express Scripts Holdings Co.*                                                                  413
        522   Laboratory Corp. of America Holdings*                                                           62

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
        979   Quest Diagnostics, Inc.                                                               $         66
                                                                                                    ------------
                                                                                                             627
                                                                                                    ------------
              HEALTH CARE SUPPLIES (0.0%)
      1,150   DENTSPLY International, Inc.                                                                    60
                                                                                                    ------------
              HEALTH CARE TECHNOLOGY (0.1%)
      2,070   Cerner Corp.*                                                                                  128
                                                                                                    ------------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
      2,065   Agilent Technologies, Inc.                                                                      75
        680   PerkinElmer, Inc.                                                                               33
      2,685   Thermo Fisher Scientific, Inc.                                                                 336
        690   Waters Corp.*                                                                                   84
                                                                                                    ------------
                                                                                                             528
                                                                                                    ------------
              MANAGED HEALTH CARE (0.6%)
      2,388   Aetna, Inc.                                                                                    273
      1,811   Anthem, Inc.                                                                                   255
      1,755   Cigna Corp.                                                                                    247
      1,000   Humana, Inc.                                                                                   183
      6,668   UnitedHealth Group, Inc.                                                                       772
                                                                                                    ------------
                                                                                                           1,730
                                                                                                    ------------
              PHARMACEUTICALS (2.8%)
     10,819   AbbVie, Inc.                                                                                   675
      2,709   Allergan plc*                                                                                  823
     11,282   Bristol-Myers Squibb Co.                                                                       671
      6,636   Eli Lilly and Co.                                                                              546
      1,204   Endo International plc*                                                                         93
      1,164   Hospira, Inc.*                                                                                 105
     18,564   Johnson & Johnson                                                                            1,745
        790   Mallinckrodt plc*                                                                               68
     19,690   Merck & Co., Inc.                                                                            1,060
      2,774   Mylan N.V.*                                                                                    138
      1,050   Perrigo Co. plc                                                                                192
     42,519   Pfizer, Inc.                                                                                 1,370
      3,398   Zoetis, Inc.                                                                                   152
                                                                                                    ------------
                                                                                                           7,638
                                                                                                    ------------
              Total Health Care                                                                           18,094
                                                                                                    ------------
              INDUSTRIALS (4.2%)
              ------------------
              AEROSPACE & DEFENSE (1.2%)
      4,568   Boeing Co.                                                                                     597
      2,181   General Dynamics Corp.                                                                         310
      5,313   Honeywell International, Inc.                                                                  528
        447   L-3 Communications Holdings, Inc.                                                               47
      1,795   Lockheed Martin Corp.                                                                          361
      1,346   Northrop Grumman Corp.                                                                         220
      1,010   Precision Castparts Corp.                                                                      233
      2,085   Raytheon Co.                                                                                   214
      1,090   Rockwell Collins, Inc.                                                                          89
      2,070   Textron, Inc.                                                                                   80
      5,491   United Technologies Corp.                                                                      503
                                                                                                    ------------
                                                                                                           3,182
                                                                                                    ------------
              AGRICULTURAL & FARM MACHINERY (0.1%)
      2,480   Deere & Co.                                                                                    203
                                                                                                    ------------
              AIR FREIGHT & LOGISTICS (0.3%)
        940   C.H. Robinson Worldwide, Inc.                                                                   63
      1,143   Expeditors International of Washington, Inc.                                                    56
      1,784   FedEx Corp.                                                                                    269

================================================================================

13  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
      4,471   United Parcel Service, Inc. "B"                                                       $        437
                                                                                                    ------------
                                                                                                             825
                                                                                                    ------------
              AIRLINES (0.2%)
      4,875   American Airlines Group, Inc.                                                                  190
      5,571   Delta Air Lines, Inc.                                                                          244
      4,260   Southwest Airlines Co.                                                                         156
                                                                                                    ------------
                                                                                                             590
                                                                                                    ------------
              BUILDING PRODUCTS (0.0%)
        613   Allegion plc                                                                                    37
      2,230   Masco Corp.                                                                                     58
                                                                                                    ------------
                                                                                                              95
                                                                                                    ------------
              CONSTRUCTION & ENGINEERING (0.0%)
      1,020   Fluor Corp.                                                                                     47
        640   Jacobs Engineering Group, Inc.*                                                                 26
      1,370   Quanta Services, Inc.*                                                                          33
                                                                                                    ------------
                                                                                                             106
                                                                                                    ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
      4,104   Caterpillar, Inc.                                                                              314
      1,024   Cummins, Inc.                                                                                  125
        660   Joy Global, Inc.                                                                                16
      2,754   PACCAR, Inc.                                                                                   162
                                                                                                    ------------
                                                                                                             617
                                                                                                    ------------
              DIVERSIFIED SUPPORT SERVICES (0.0%)
       670    Cintas Corp.                                                                                    57
                                                                                                    ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
      1,637   AMETEK, Inc.                                                                                    88
      3,221   Eaton Corp. plc                                                                                184
      4,369   Emerson Electric Co.                                                                           208
        980   Rockwell Automation, Inc.                                                                      110
                                                                                                    ------------
                                                                                                             590
                                                                                                    ------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
      2,211   Republic Services, Inc.                                                                         90
        480   Stericycle, Inc.*                                                                               68
      2,413   Waste Management, Inc.                                                                         121
                                                                                                    ------------
                                                                                                             279
                                                                                                    ------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
        766   Robert Half International, Inc.                                                                 39
                                                                                                    ------------
              INDUSTRIAL CONGLOMERATES (1.0%)
      4,300   3M Co.                                                                                         611
      4,157   Danaher Corp.                                                                                  362
     69,827   General Electric Co.                                                                         1,733
        690   Roper Industries, Inc.                                                                         112
                                                                                                    ------------
                                                                                                           2,818
                                                                                                    ------------
              INDUSTRIAL MACHINERY (0.3%)
      1,306   Dover Corp.                                                                                     81
      1,268   Flowserve Corp.                                                                                 57
      2,480   Illinois Tool Works, Inc.                                                                      209
      1,614   Ingersoll-Rand plc                                                                              89
        940   Parker-Hannifin Corp.                                                                          101
      1,151   Pentair plc                                                                                     64
        451   Snap-On, Inc.                                                                                   72
        983   Stanley Black & Decker, Inc.                                                                   100
      1,040   Xylem, Inc.                                                                                     34
                                                                                                    ------------
                                                                                                             807
                                                                                                    ------------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
              OFFICE SERVICES & SUPPLIES (0.0%)
      1,260   Pitney Bowes, Inc.                                                                    $         25
                                                                                                    ------------
              RAILROADS (0.4%)
      7,340   CSX Corp.                                                                                      201
        685   Kansas City Southern                                                                            64
      1,829   Norfolk Southern Corp.                                                                         142
      6,102   Union Pacific Corp.                                                                            523
                                                                                                    ------------
                                                                                                             930
                                                                                                    ------------
              RESEARCH & CONSULTING SERVICES (0.0%)
        230   Dun & Bradstreet Corp.                                                                          24
        720   Equifax, Inc.                                                                                   71
                                                                                                    ------------
                                                                                                              95
                                                                                                    ------------
              SECURITY & ALARM SERVICES (0.1%)
      1,054   ADT Corp.                                                                                       35
      2,400   Tyco International plc                                                                          87
                                                                                                    ------------
                                                                                                             122
                                                                                                    ------------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
      1,860   Fastenal Co.                                                                                    72
        643   United Rentals, Inc.*                                                                           44
        480   W.W. Grainger, Inc.                                                                            107
                                                                                                    ------------
                                                                                                             223
                                                                                                    ------------
              TRUCKING (0.0%)
        360   Ryder System, Inc.                                                                              29
                                                                                                    ------------
              Total Industrials                                                                           11,632
                                                                                                    ------------

              INFORMATION TECHNOLOGY (8.7%)
              -----------------------------
              APPLICATION SOFTWARE (0.3%)
      3,230   Adobe Systems, Inc.*                                                                           254
      1,521   Autodesk, Inc.*                                                                                 71
      1,224   Citrix Systems, Inc.*                                                                           83
      1,878   Intuit, Inc.                                                                                   161
      4,106   salesforce.com, Inc.*                                                                          285
                                                                                                    ------------
                                                                                                             854
                                                                                                    ------------
              COMMUNICATIONS EQUIPMENT (0.6%)
     32,734   Cisco Systems, Inc.                                                                            847
        561   F5 Networks, Inc.*                                                                              68
        790   Harris Corp.                                                                                    61
      2,447   Juniper Networks, Inc.                                                                          63
      1,756   Motorola Solutions, Inc.                                                                       114
     11,320   QUALCOMM, Inc.                                                                                 640
                                                                                                    ------------
                                                                                                           1,793
                                                                                                    ------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
        381   Alliance Data Systems Corp.*                                                                    98
      3,233   Automatic Data Processing, Inc.                                                                250
        900   Computer Sciences Corp.                                                                         56
      1,935   Fidelity National Information Services, Inc.                                                   134
      1,700   Fiserv, Inc.*                                                                                  145
      6,614   MasterCard, Inc. "A"                                                                           611
      2,218   Paychex, Inc.                                                                                   99
      7,474   PayPal Holdings, Inc.*                                                                         262
        967   Total System Services, Inc.                                                                     44
     13,245   Visa, Inc. "A"                                                                                 944
      4,051   Western Union Co.                                                                               75
      6,735   Xerox Corp.                                                                                     68
                                                                                                    ------------
                                                                                                           2,786
                                                                                                    ------------

================================================================================

15  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
              ELECTRONIC COMPONENTS (0.1%)
      2,540   Amphenol Corp. "A"                                                                    $        133
      8,581   Corning, Inc.                                                                                  148
                                                                                                    ------------
                                                                                                             281
                                                                                                    ------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
        730   FLIR Systems, Inc.                                                                              21
                                                                                                    ------------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
      2,743   TE Connectivity Ltd.                                                                           163
                                                                                                    ------------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
      2,111   Electronic Arts, Inc.*                                                                         140
                                                                                                    ------------
              INTERNET SOFTWARE & SERVICES (1.6%)
      1,250   Akamai Technologies, Inc.*                                                                      89
      7,474   eBay, Inc.*                                                                                    203
     14,026   Facebook, Inc. "A"*                                                                          1,254
      1,982   Google, Inc. "A"*                                                                            1,284
      1,978   Google, Inc. "C"*                                                                            1,223
        690   VeriSign, Inc.*                                                                                 47
      6,039   Yahoo! Inc.*                                                                                   195
                                                                                                    ------------
                                                                                                           4,295
                                                                                                    ------------
              IT CONSULTING & OTHER SERVICES (0.6%)
      4,263   Accenture plc "A"                                                                              402
      4,220   Cognizant Technology Solutions Corp. "A"*                                                      266
      6,239   International Business Machines Corp.                                                          923
      2,884   Nielsen Holdings PLC                                                                           130
      1,005   Teradata Corp.*                                                                                 29
                                                                                                    ------------
                                                                                                           1,750
                                                                                                    ------------
              SEMICONDUCTOR EQUIPMENT (0.1%)
      9,548   Applied Materials, Inc.                                                                        154
      1,029   KLA-Tencor Corp.                                                                                51
      1,046   Lam Research Corp.                                                                              76
                                                                                                    ------------
                                                                                                             281
                                                                                                    ------------
              SEMICONDUCTORS (0.9%)
      2,050   Altera Corp.                                                                                   100
      2,280   Analog Devices, Inc.                                                                           127
      1,821   Avago Technologies Ltd.                                                                        229
      3,700   Broadcom Corp. "A"                                                                             191
        511   First Solar, Inc.*                                                                              25
     32,856   Intel Corp.                                                                                    938
      1,461   Linear Technology Corp.                                                                         59
      1,370   Microchip Technology, Inc.                                                                      58
      7,311   Micron Technology, Inc.*                                                                       120
      3,504   NVIDIA Corp.                                                                                    79
      1,295   Skyworks Solutions, Inc.                                                                       113
      7,255   Texas Instruments, Inc.                                                                        347
      1,774   Xilinx, Inc.                                                                                    74
                                                                                                    ------------
                                                                                                           2,460
                                                                                                    ------------
              SYSTEMS SOFTWARE (1.3%)
      2,000   CA, Inc.                                                                                        55
     55,389   Microsoft Corp.                                                                              2,410
     22,216   Oracle Corp.                                                                                   824
      1,425   Red Hat, Inc.*                                                                                 103
      4,631   Symantec Corp.                                                                                  95
                                                                                                    ------------
                                                                                                           3,487
                                                                                                    ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.0%)
     40,410   Apple, Inc.                                                                                  4,557
     13,494   EMC Corp.                                                                                      335
     13,355   Hewlett-Packard Co.                                                                            375

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
      2,010   NetApp, Inc.                                                                          $         64
      1,560   SanDisk Corp.                                                                                   85
      2,228   Seagate Technology plc                                                                         114
      1,473   Western Digital Corp.                                                                          121
                                                                                                    ------------
                                                                                                           5,651
                                                                                                    ------------
              Total Information Technology                                                                23,962
                                                                                                    ------------

              MATERIALS (1.3%)
              ----------------
              ALUMINUM (0.0%)
      7,816   Alcoa, Inc.                                                                                     74
                                                                                                    ------------
              COMMODITY CHEMICALS (0.1%)
      2,687   LyondellBasell Industries N.V. "A"                                                             230
                                                                                                    ------------
              CONSTRUCTION MATERIALS (0.1%)
        419   Martin Marietta Materials, Inc.                                                                 70
        896   Vulcan Materials Co.                                                                            84
                                                                                                    ------------
                                                                                                             154
                                                                                                    ------------
              DIVERSIFIED CHEMICALS (0.3%)
      1,226   Chemours Co.                                                                                    12
      7,387   Dow Chemical Co.                                                                               323
      6,132   E.I. du Pont de Nemours & Co.                                                                  316
        940   Eastman Chemical Co.                                                                            68
                                                                                                    ------------
                                                                                                             719
                                                                                                    ------------
              DIVERSIFIED METALS & MINING (0.0%)
      7,058   Freeport-McMoRan, Inc.                                                                          75
                                                                                                    ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
      2,035   CF Industries Holdings, Inc.                                                                   117
        905   FMC Corp.                                                                                       38
      3,141   Monsanto Co.                                                                                   307
      1,956   Mosaic Co.                                                                                      80
                                                                                                    ------------
                                                                                                             542
                                                                                                    ------------
              GOLD (0.0%)
      3,179   Newmont Mining Corp.                                                                            54
                                                                                                    ------------
              INDUSTRIAL GASES (0.2%)
      1,242   Air Products & Chemicals, Inc.                                                                 173
        526   Airgas, Inc.                                                                                    51
      2,028   Praxair, Inc.                                                                                  215
                                                                                                    ------------
                                                                                                             439
                                                                                                    ------------
              METAL & GLASS CONTAINERS (0.0%)
      1,366   Ball Corp.                                                                                      90
        950   Owens-Illinois, Inc.*                                                                           20
                                                                                                    ------------
                                                                                                             110
                                                                                                    ------------
              PAPER PACKAGING (0.1%)
        660   Avery Dennison Corp.                                                                            38
      1,361   Sealed Air Corp.                                                                                70
      1,045   Westrock Co.                                                                                    62
                                                                                                    ------------
                                                                                                             170
                                                                                                    ------------
              PAPER PRODUCTS (0.1%)
      3,370   International Paper Co.                                                                        145
                                                                                                    ------------
              SPECIALTY CHEMICALS (0.2%)
      1,730   Ecolab, Inc.                                                                                   189
        570   International Flavors & Fragrances, Inc.                                                        62
      1,854   PPG Industries, Inc.                                                                           177
        520   Sherwin-Williams Co.                                                                           133

================================================================================

17  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
        950   Sigma-Aldrich Corp.                                                                   $        132
                                                                                                    ------------
                                                                                                             693
                                                                                                    ------------
              STEEL (0.0%)
        626   Allegheny Technologies, Inc.                                                                    12
      1,881   Nucor Corp.                                                                                     82
                                                                                                    ------------
                                                                                                              94
                                                                                                    ------------
              Total Materials                                                                              3,499
                                                                                                    ------------

              TELECOMMUNICATION SERVICES (1.1%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.1%)
      1,946   Level 3 Communications, Inc.*                                                                   87
                                                                                                    ------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
     41,609   AT&T, Inc.                                                                                   1,381
      4,402   CenturyLink, Inc.                                                                              119
      7,613   Frontier Communications Corp.                                                                   39
     27,495   Verizon Communications, Inc.                                                                 1,265
                                                                                                    ------------
                                                                                                           2,804
                                                                                                    ------------
              Total Telecommunication Services                                                             2,891
                                                                                                    ------------

              UTILITIES (1.3%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
      3,324   American Electric Power Co., Inc.                                                              180
      4,432   Duke Energy Corp.                                                                              314
      2,134   Edison International                                                                           125
        990   Entergy Corp.                                                                                   65
      2,230   Eversource Energy                                                                              105
      5,836   Exelon Corp.                                                                                   180
      2,859   FirstEnergy Corp.                                                                               91
      3,140   NextEra Energy, Inc.                                                                           309
      1,750   Pepco Holdings, Inc.                                                                            40
        850   Pinnacle West Capital Corp.                                                                     51
      4,547   PPL Corp.                                                                                      141
      7,069   Southern Co.                                                                                   307
      3,434   Xcel Energy, Inc.                                                                              116
                                                                                                    ------------
                                                                                                           2,024
                                                                                                    ------------
              GAS UTILITIES (0.0%)
        813   AGL Resources, Inc.                                                                             50
                                                                                                    ------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
      4,388   AES Corp.                                                                                       52
      2,292   NRG Energy, Inc.                                                                                46
                                                                                                    ------------
                                                                                                              98
                                                                                                    ------------
              MULTI-UTILITIES (0.5%)
      1,840   Ameren Corp.                                                                                    74
      2,918   CenterPoint Energy, Inc.                                                                        54
      1,590   CMS Energy Corp.                                                                                52
      1,808   Consolidated Edison, Inc.                                                                      114
      3,847   Dominion Resources, Inc.                                                                       268
      1,190   DTE Energy Co.                                                                                  93
      2,170   NiSource, Inc.                                                                                  37
      3,233   PG&E Corp.                                                                                     160
      3,435   Public Service Enterprise Group, Inc.                                                          138
        899   SCANA Corp.                                                                                     48
      1,561   Sempra Energy                                                                                  148
      1,670   TECO Energy, Inc.                                                                               35

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
      2,417   WEC Energy Group, Inc.                                                                $        115
                                                                                                    ------------
                                                                                                           1,336
                                                                                                    ------------
              Total Utilities                                                                              3,508
                                                                                                    ------------
              Total Blue Chip Stocks (cost: $60,917)                                                     118,888
                                                                                                    ------------

              RIGHTS (0.0%)

              CONSUMER STAPLES (0.0%)
              -----------------------
              FOOD RETAIL (0.0%)
      1,460   Safeway Casa Ley CVR*(j)                                                                        --
      1,460   Safeway PDC, LLC CVR*(j)                                                                        --
                                                                                                    ------------
                                                                                                              --
                                                                                                    ------------
              Total Consumer Staples                                                                          --
                                                                                                    ------------
              Total Rights (cost: $2)                                                                         --
                                                                                                    ------------

              EXCHANGE-TRADED FUNDS (0.3%)
      3,500   SPDR S&P 500 ETF Trust (cost $736)                                                             692
                                                                                                    ------------
              Total Equity Securities (cost: $61,655)                                                    119,580
                                                                                                    ------------

              TOTAL INVESTMENTS (COST: $212,240)                                                    $    275,043
                                                                                                    ============

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------
                                             (LEVEL 1)            (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES            OTHER           SIGNIFICANT
                                             IN ACTIVE           SIGNIFICANT        UNOBSERVABLE
                                              MARKETS            OBSERVABLE           INPUTS
                                           FOR IDENTICAL           INPUTS
ASSETS                                        ASSETS                                                       TOTAL
----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bonds                             $       --          $  149,319            $  --          $  149,319
Tax-Exempt Money Market Instruments:
   Variable-Rate Demand Notes                        --               5,295               --               5,295
   Money Market Funds                               849                  --               --                 849
Blue Chip Stocks                                118,888                  --               --             118,888
Rights                                               --                  --               --                  --
Exchange-Traded Funds                               692                  --               --                 692
----------------------------------------------------------------------------------------------------------------
Total                                        $  120,429          $  154,614            $  --          $  275,043
----------------------------------------------------------------------------------------------------------------

For the period of June 1, 2015 through August 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA Growth and Tax Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

20  | USAA Growth and Tax Strategy Fund

================================================================================

2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include tax-exempt bonds valued based on methods discussed in Note A4 and variable-rate demand notes, which are valued at amortized cost.

================================================================================

21  | USAA Growth and Tax Strategy Fund

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2015, were $66,618,000 and $3,815,000, respectively, resulting in net unrealized appreciation of $62,803,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $274,068,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA    Economic Development Authority
IDA    Industrial Development Authority/Agency
ISD    Independent School District
MTA    Metropolitan Transportation Authority
PRE    Prerefunded to a date prior to maturity

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

REIT   Real estate investment trust
USD    Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand by Citibank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

SPECIFIC NOTES

(a) At August 31, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $1,132,000, all of which were when-issued.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2015, was $272,000, which represented 0.1% of the Fund's net assets.
(d) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(e)    Up to 6.05% of the 6.97% coupon may be PIK.
(f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(g) At August 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(h) Rate represents the money market fund annualized seven-day yield at August 31, 2015.
(i) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.
(j) Security was fair valued at August 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was zero.

*      Non-income-producing security.

================================================================================

23  | USAA Growth and Tax Strategy Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INTERNATIONAL FUND
AUGUST 31, 2015

                                                                      (Form N-Q)

48050-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERNATIONAL FUND
August 31, 2015 (unaudited)

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.8%)

              COMMON STOCKS (96.6%)

              CONSUMER DISCRETIONARY (18.2%)
              ------------------------------
              ADVERTISING (2.1%)
     18,400   Gendai Agency, Inc.                                                               $        101
    272,912   Havas S.A.                                                                               2,306
     58,844   Stroeer SE                                                                               3,467
  3,101,540   WPP plc(a)                                                                              64,098
                                                                                                ------------
                                                                                                      69,972
                                                                                                ------------
              APPAREL RETAIL (1.3%)
     62,300   Adastria Co Ltd.                                                                         3,351
    790,501   Hennes & Mauritz AB "B"                                                                 30,421
    137,100   Honeys Co. Ltd.                                                                          1,125
    245,500   Nishimatsuya Chain Co. Ltd.                                                              2,197
     62,600   Pal Co. Ltd.                                                                             1,864
     25,300   Shimamura Co. Ltd.                                                                       2,340
     22,721   SuperGroup plc*(a)                                                                         508
                                                                                                ------------
                                                                                                      41,806
                                                                                                ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (2.3%)
 87,734,800   Global Brands Group Holding Ltd.*                                                       16,641
    458,000   Gunze Ltd.                                                                               1,432
     13,582   Hermes International                                                                     4,826
 22,104,800   Li & Fung Ltd.                                                                          14,575
    228,363   LVMH Moet Hennessy Louis Vuitton SE                                                     38,093
                                                                                                ------------
                                                                                                      75,567
                                                                                                ------------
              AUTO PARTS & EQUIPMENT (2.8%)
    192,000   Aisan Industry Co. Ltd.                                                                  1,780
     60,868   Brembo S.p.A.                                                                            2,528
    218,103   Delphi Automotive plc                                                                   16,471
  1,068,300   Denso Corp.                                                                             47,839
    102,700   Exedy Corp.                                                                              2,351
     30,473   Faurecia                                                                                 1,100
     60,400   G-Tekt Corp.                                                                               623
     59,300   Imasen Electric Industrial Co. Ltd.                                                        536
    293,000   Keihin Corp.                                                                             4,060
     15,559   Montupet S.A.                                                                            1,121
     35,400   Musashi Seimitsu Industry Co. Ltd.                                                         659
    172,200   Nissin Kogyo Co. Ltd.                                                                    2,379
    237,800   Sumitomo Riko Co. Ltd.                                                                   1,999
    147,700   Takata Corp.*                                                                            1,545
    110,500   Tokai Rika Co. Ltd.                                                                      2,352
    156,800   Toyoda Gosei Co. Ltd.                                                                    3,074
    159,700   Toyota Boshoku Corp.                                                                     2,664
                                                                                                ------------
                                                                                                      93,081
                                                                                                ------------

================================================================================

1  | USAA International Fund

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              AUTOMOBILE MANUFACTURERS (1.6%)
  1,559,200   Honda Motor Co. Ltd.                                                              $     49,180
    128,389   Peugeot S.A.*                                                                            2,219
     30,037   Renault S.A.                                                                             2,497
                                                                                                ------------
                                                                                                      53,896
                                                                                                ------------
              AUTOMOTIVE RETAIL (0.1%)
    265,190   Halfords Group plc(a)                                                                    2,111
                                                                                                ------------
              BROADCASTING (0.9%)
    112,576   Mediaset Espana Comunicacion S.A.                                                        1,345
    133,846   Metropole Television S.A.                                                                2,589
    548,123   ProSiebenSat.1 Media SE                                                                 26,697
     85,114   RAI Way S.p.A.(b)                                                                          468
                                                                                                ------------
                                                                                                      31,099
                                                                                                ------------
              CABLE & SATELLITE (1.3%)
    516,176   NOS SGPS S.A.                                                                            4,173
  2,516,565   Sky plc(a)                                                                              40,176
                                                                                                ------------
                                                                                                      44,349
                                                                                                ------------
              CASINOS & GAMING (0.6%)
     49,108   Betfair Group plc(a)                                                                     2,466
    226,653   Betsson AB                                                                               4,011
    613,352   Bwin.Party Digital Entertainment plc(a)                                                  1,089
  2,027,282   Echo Entertainment Group Ltd.                                                            7,098
     47,577   Unibet Group plc                                                                         3,754
                                                                                                ------------
                                                                                                      18,418
                                                                                                ------------
              CATALOG RETAIL (0.1%)
    669,891   Home Retail Group plc(a)                                                                 1,561
                                                                                                ------------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
    532,500   EDION Corp.                                                                              3,874
    271,826   JB Hi-Fi Ltd.                                                                            3,675
                                                                                                ------------
                                                                                                       7,549
                                                                                                ------------
              CONSUMER ELECTRONICS (0.2%)
     31,700   Foster Electric Co. Ltd.                                                                   623
    278,600   Nikon Corp.                                                                              3,574
  1,366,000   Pioneer Corp.*                                                                           2,479
                                                                                                ------------
                                                                                                       6,676
                                                                                                ------------
              DEPARTMENT STORES (0.0%)
  4,283,000   New World Department Store China Ltd.                                                      763
                                                                                                ------------
              DISTRIBUTORS (0.0%)
    316,429   Burson Group Ltd.                                                                          831
                                                                                                ------------
              EDUCATION SERVICES (0.1%)
     53,400   Benesse Holdings Inc.                                                                    1,418
                                                                                                ------------
              FOOTWEAR (0.0%)
  6,154,000   Daphne International Holdings Ltd.*                                                      1,183
                                                                                                ------------
              HOME FURNISHINGS (0.0%)
     53,400   Nobia AB                                                                                   627
                                                                                                ------------
              HOME IMPROVEMENT RETAIL (0.1%)
    346,300   DCM Holdings Co. Ltd.                                                                    2,731
                                                                                                ------------
              HOMEBUILDING (0.4%)
    241,322   Bellway plc(a)                                                                           9,131
    312,209   Crest Nicholson Holdings plc(a)                                                          2,634
    293,851   Redrow plc(a)                                                                            2,167
                                                                                                ------------
                                                                                                      13,932
                                                                                                ------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              HOMEFURNISHING RETAIL (0.2%)
    945,486   Howden Joinery Group plc(a)                                                       $      6,927
                                                                                                ------------
              INTERNET RETAIL (0.0%)
    653,084   Qliro Group AB*                                                                            856
                                                                                                ------------
              LEISURE FACILITIES (0.0%)
    202,000   Tokyo Dome Corp.                                                                           826
                                                                                                ------------
              MOVIES & ENTERTAINMENT (0.3%)
    104,100   Avex Group Holdings, Inc.                                                                1,328
    716,904   Cineworld Group plc(a)                                                                   6,464
    546,359   Entertainment One Ltd.(a)                                                                2,521
     13,043   Kinepolis Group N.V.                                                                       540
                                                                                                ------------
                                                                                                      10,853
                                                                                                ------------
              PUBLISHING (0.0%)
     38,700   Proto Corp.                                                                                568
                                                                                                ------------
              RESTAURANTS (3.3%)
  4,265,525   Compass Group plc(a)                                                                    67,287
    548,712   Yum! Brands, Inc.                                                                       43,771
                                                                                                ------------
                                                                                                     111,058
                                                                                                ------------
              SPECIALTY STORES (0.3%)
     68,992   JD Sports Fashion plc(a)                                                                   925
    287,621   WH Smith plc(a)                                                                          6,606
    131,500   Xebio Co. Ltd.                                                                           2,493
                                                                                                ------------
                                                                                                      10,024
                                                                                                ------------
              Total Consumer Discretionary                                                           608,682
                                                                                                ------------

              CONSUMER STAPLES (12.6%)
              ------------------------
              AGRICULTURAL PRODUCTS (0.0%)
    154,942   Select Harvests Ltd.                                                                     1,331
                                                                                                ------------
              BREWERS (0.7%)
    153,040   Carlsberg A/S "B"                                                                       11,551
    160,547   Heineken N.V.                                                                           12,701
                                                                                                ------------
                                                                                                      24,252
                                                                                                ------------
              DISTILLERS & VINTNERS (2.6%)
  1,545,453   Diageo plc(a)                                                                           41,057
    434,434   Pernod Ricard S.A.                                                                      45,591
                                                                                                ------------
                                                                                                      86,648
                                                                                                ------------
              DRUG RETAIL (0.1%)
    124,600   Cawachi Ltd.                                                                             2,012
                                                                                                ------------
              FOOD DISTRIBUTORS (0.1%)
     54,953   MARR S.p.A.                                                                              1,054
    799,000   Yamatane Corp.                                                                           1,213
                                                                                                ------------
                                                                                                       2,267
                                                                                                ------------
              FOOD RETAIL (0.8%)
    188,321   Greggs plc(a)                                                                            3,269
     70,100   Heiwado Co. Ltd.                                                                         1,484
  1,049,312   J Sainsbury plc(a)                                                                       3,876
    346,107   Loblaw Companies Ltd.                                                                   18,473
     64,600   Ministop Co. Ltd.                                                                        1,331
                                                                                                ------------
                                                                                                      28,433
                                                                                                ------------
              HOUSEHOLD PRODUCTS (1.5%)
     73,000   Lion Corp.                                                                                 639
    565,964   Reckitt Benckiser Group plc(a)                                                          49,643
                                                                                                ------------
                                                                                                      50,282
                                                                                                ------------

================================================================================

3  | USAA International Fund

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              HYPERMARKETS & SUPER CENTERS (0.1%)
     84,921   Metro AG                                                                          $      2,481
                                                                                                ------------
              PACKAGED FOODS & MEAT (4.4%)
    105,035   Austevoll Seafood ASA                                                                      622
     69,952   Bakkafrost P/F                                                                           2,131
     27,193   Corbion N.V.                                                                               598
    769,856   DANONE S.A.                                                                             47,851
     47,903   Ebro Foods S.A.                                                                            969
     26,000   Fujicco Co. Ltd.                                                                           585
     68,672   La Doria S.p.A                                                                             928
    148,000   Marudai Food Co. Ltd.                                                                      626
    366,000   Mitsui Sugar Co. Ltd.                                                                    1,512
    413,000   Morinaga Milk Industry Co. Ltd.                                                          2,006
  1,074,608   Nestle S.A.                                                                             79,263
    411,200   Nippon Suisan Kaisha Ltd.                                                                1,289
    405,000   Nisshin Oillio Group Ltd.                                                                1,527
     53,459   Salmar ASA                                                                                 814
     12,144   Schouw & Co.                                                                               675
    183,217   Suedzucker AG                                                                            2,673
     53,600   Warabeya Nichiyo Co. Ltd.                                                                1,255
    141,192   Wessanen N.V.                                                                            1,493
                                                                                                ------------
                                                                                                     146,817
                                                                                                ------------
              PERSONAL PRODUCTS (1.3%)
    480,088   Beiersdorf AG                                                                           39,748
     36,221   Blackmores Ltd.                                                                          2,706
    131,737   Oriflame Holding AG*                                                                     1,765
                                                                                                ------------
                                                                                                      44,219
                                                                                                ------------
              SOFT DRINKS (0.0%)
     37,800   Coca-Cola West Co. Ltd.                                                                    778
     76,898   Fevertree Drinks plc(a)                                                                    507
                                                                                                ------------
                                                                                                       1,285
                                                                                                ------------
              TOBACCO (1.0%)
    901,500   Japan Tobacco, Inc.                                                                     32,194
                                                                                                ------------
              Total Consumer Staples                                                                 422,221
                                                                                                ------------

              ENERGY (3.6%)
              -------------
              COAL & CONSUMABLE FUELS (0.0%)
    250,900   Harum Energy Tbk PT*                                                                        17
  1,284,500   Indo Tambangraya Megah Tbk PT                                                              855
                                                                                                ------------
                                                                                                         872
                                                                                                ------------
              INTEGRATED OIL & GAS (2.1%)
  1,050,316   BG Group plc(a)                                                                         15,890
  1,749,603   BP plc(a)                                                                                9,594
    362,728   ENI S.p.A.                                                                               5,955
    671,135   Gazprom POA ADR                                                                          3,033
     79,534   Lukoil PJSC ADR                                                                          3,071
    340,600   Petroleo Brasileiro S.A. ADR*                                                            1,996
     57,714   Royal Dutch Shell plc "B"(a)                                                             1,506
     83,030   Statoil ASA                                                                              1,244
    721,626   Suncor Energy, Inc.                                                                     20,438
    194,846   Total S.A.                                                                               8,922
                                                                                                ------------
                                                                                                      71,649
                                                                                                ------------
              OIL & GAS EXPLORATION & PRODUCTION (1.2%)
    147,075   Det Norske Oljeselskap ASA*                                                                860
    137,900   Encana Corp.                                                                             1,030
  2,898,200   INPEX Corp.                                                                             29,213
    249,300   Japan Petroleum Exploration Co. Ltd.                                                     7,341
    170,200   Painted Pony Petroleum Ltd.*                                                               894

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
     21,400   Petro Rio S.A.*                                                                   $         17
                                                                                                ------------
                                                                                                      39,355
                                                                                                ------------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    143,001   BW LPG Ltd.(b)                                                                             920
    231,619   Euronav N.V.                                                                             3,094
    314,200   Ship Finance International Ltd.                                                          5,278
                                                                                                ------------
                                                                                                       9,292
                                                                                                ------------
              Total Energy                                                                           121,168
                                                                                                ------------

              FINANCIALS (17.0%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
    110,951   Anima Holding S.p.A.(b)                                                                  1,053
     61,219   Banca Generali S.p.A.                                                                    1,835
    603,858   Julius Baer Group Ltd.*                                                                 29,404
    385,600   Uranium Participation Corp.*                                                             1,530
  1,170,000   Value Partners Group Ltd.                                                                1,055
     40,655   Vontobel Holding AG                                                                      2,141
                                                                                                ------------
                                                                                                      37,018
                                                                                                ------------
              CONSUMER FINANCE (0.3%)
    186,647   Provident Financial plc(a)                                                               8,385
                                                                                                ------------
              DIVERSIFIED BANKS (7.7%)
    261,931   Banca Popolare dell'Emilia Romagna SC                                                    2,245
  7,124,793   Barclays plc(a)                                                                         28,472
    105,663   BNP Paribas S.A.                                                                         6,672
    139,000   Chong Hing Bank Ltd.                                                                       310
    213,600   Dah Sing Financial Holdings Ltd.                                                         1,173
  2,673,300   DBS Group Holdings Ltd.                                                                 33,647
  6,371,061   HSBC Holdings plc(a)                                                                    50,231
  3,456,113   ING Groep N.V.                                                                          52,919
  1,312,136   Itau Unibanco Holding S.A. ADR                                                           9,605
     84,205   KB Financial Group, Inc.                                                                 2,549
    253,313   KBC Groep N.V.                                                                          16,819
  1,022,000   Mitsubishi UFJ Financial Group, Inc.                                                     6,745
  3,031,000   Mizuho Financial Group, Inc.                                                             6,218
    129,077   OTP Bank plc                                                                             2,489
     44,224   Shinhan Financial Group Co. Ltd.                                                         1,479
    106,823   Societe Generale S.A.                                                                    5,209
  1,861,047   Standard Chartered plc(a)                                                               21,596
    156,800   Sumitomo Mitsui Financial Group, Inc.                                                    6,420
    536,874   UniCredit S.p.A.                                                                         3,512
                                                                                                ------------
                                                                                                     258,310
                                                                                                ------------
              DIVERSIFIED CAPITAL MARKETS (2.0%)
  3,255,719   UBS Group AG                                                                            67,462
                                                                                                ------------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
    262,433   Grand City Properties S.A.                                                               4,641
    136,100   Leopalace21 Corp.*                                                                         662
     75,183   Patrizia Immobilien AG*                                                                  1,767
     58,900   Raysum Co. Ltd.                                                                            543
     50,800   Shinoken Group Co. Ltd.                                                                    729
    259,100   Takara Leben Co. Ltd.                                                                    1,186
                                                                                                ------------
                                                                                                       9,528
                                                                                                ------------
              INVESTMENT BANKING & BROKERAGE (0.1%)
    120,500   Aizawa Securities Co. Ltd.                                                                 769
     60,600   IwaiCosmo Holdings, Inc.                                                                   742
    195,000   Toyo Securities Co. Ltd.                                                                   637
                                                                                                ------------
                                                                                                       2,148
                                                                                                ------------

================================================================================

5  | USAA International Fund

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (2.6%)
  8,575,800   AIA Group Ltd.                                                                    $     47,360
    235,000   Dai-Ichi Life Insurance Co. Ltd.                                                         4,288
    185,585   Delta Lloyd N.V.                                                                         1,972
  1,092,060   Prudential plc(a)                                                                       23,530
    831,704   Storebrand ASA*                                                                          2,858
    429,700   T&D Holdings, Inc.                                                                       5,793
    137,119   Tongyang Life Insurance Co. Ltd.                                                         1,739
                                                                                                ------------
                                                                                                      87,540
                                                                                                ------------
              MULTI-LINE INSURANCE (0.3%)
    128,981   Ageas                                                                                    5,283
    117,397   Protector Forsikring ASA                                                                   894
     46,018   Talanx AG                                                                                1,386
    577,767   Unipol Gruppo Finanziario S.p.A                                                          2,726
                                                                                                ------------
                                                                                                      10,289
                                                                                                ------------
              PROPERTY & CASUALTY INSURANCE (0.0%)
     83,920   Alm. Brand A/S                                                                             502
                                                                                                ------------
              REAL ESTATE DEVELOPMENT (0.2%)
     31,799   ADLER Real Estate AG*                                                                      473
     53,193   Nexity S.A.                                                                              2,378
    176,876   St. Modwen Properties plc(a)                                                             1,205
    131,900   Tosei Corp.                                                                                849
  2,200,000   Yanlord Land Group Ltd.                                                                  1,692
                                                                                                ------------
                                                                                                       6,597
                                                                                                ------------
              REAL ESTATE OPERATING COMPANIES (0.3%)
     80,219   Dios Fastigheter AB                                                                        526
    107,492   DO Deutsche Office AG                                                                      541
    106,419   Entra ASA(b)                                                                               897
    204,714   Hemfosa Fastigheter AB                                                                   2,249
  1,077,837   Immofinanz AG*                                                                           2,686
    319,971   Sponda OYJ                                                                               1,289
     92,172   Wihlborgs Fastigheter AB                                                                 1,609
                                                                                                ------------
                                                                                                       9,797
                                                                                                ------------
              REAL ESTATE SERVICES (0.2%)
    378,450   Savills plc(a)                                                                           5,213
                                                                                                ------------
              REGIONAL BANKS (0.6%)
     11,500   Bank of Iwate Ltd.                                                                         509
     97,100   Chiba Kogyo Bank Ltd.                                                                      549
    120,000   Eighteenth Bank Ltd.                                                                       348
    753,200   FIDEA Holdings Co. Ltd.                                                                  1,466
    516,000   Hyakujushi Bank Ltd.                                                                     1,792
    162,000   Miyazaki Bank Ltd.                                                                         539
    411,000   Ogaki Kyoritsu Bank Ltd.                                                                 1,458
    297,000   Oita Bank Ltd.                                                                           1,249
    419,000   San-In Godo Bank Ltd.                                                                    3,740
    370,000   Shiga Bank Ltd.                                                                          1,892
      1,303   St. Galler Kantonalbank                                                                    487
    367,000   Tochigi Bank Ltd.                                                                        1,965
    117,400   Tomony Holdings, Inc.                                                                      467
  1,775,000   Towa Bank Ltd.                                                                           1,654
    326,000   Yamanashi Chuo Bank Ltd.                                                                 1,597
                                                                                                ------------
                                                                                                      19,712
                                                                                                ------------
              REINSURANCE (0.1%)
     36,269   Hannover Rueck SE                                                                        3,688
                                                                                                ------------
              REITs - DIVERSIFIED (0.2%)
    537,921   Growthpoint Properties Ltd.                                                              1,206
  1,504,248   Hibernia REIT plc                                                                        2,236
  3,472,500   Mapletree Greater China Commercial Trust                                                 2,338

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    165,359   Merlin Properties Socimi S.A.*                                                    $      1,917
    143,738   NSI N.V.                                                                                   606
                                                                                                ------------
                                                                                                       8,303
                                                                                                ------------
              REITs - INDUSTRIAL (0.1%)
  3,198,300   Mapletree Logistics Trust                                                                2,221
                                                                                                ------------
              REITs - OFFICE (0.1%)
  7,436,000   Champion REIT                                                                            3,704
                                                                                                ------------
              REITs - RETAIL (0.1%)
     38,924   Eurocommercial Properties N.V.                                                           1,727
  1,105,311   Immobiliare Grande Distribuzione SIIQ S.p.A.                                             1,038
    114,108   NewRiver Retail Ltd.(a)                                                                    594
                                                                                                ------------
                                                                                                       3,359
                                                                                                ------------
              REITs - SPECIALIZED (0.0%)
    277,038   Safestore Holdings plc(a)                                                                1,240
                                                                                                ------------
              SPECIALIZED FINANCE (0.7%)
    161,005   Bolsas Y Mercados Espanoles, SHMSF, S.A.                                                 6,278
    611,083   Element Financial Corp.*                                                                 8,742
     82,824   Euronext N.V.(b)                                                                         3,791
    227,600   Japan Securities Finance Co.                                                             1,237
    883,808   OzForex Group Ltd.                                                                       1,641
                                                                                                ------------
                                                                                                      21,689
                                                                                                ------------
              THRIFTS & MORTGAGE FINANCE (0.0%)
    137,246   OneSavings Bank plc(a)                                                                     733
                                                                                                ------------
              Total Financials                                                                       567,438
                                                                                                ------------

              HEALTH CARE (13.0%)
              -------------------
              BIOTECHNOLOGY (0.2%)
     45,600   Bavarian Nordic A/S*                                                                     2,064
      6,202   DBV Technologies S.A.*                                                                     510
     38,608   Genmab A/S*                                                                              3,468
    306,388   Sinovac Biotech Ltd.*                                                                    1,590
                                                                                                ------------
                                                                                                       7,632
                                                                                                ------------
              HEALTH CARE DISTRIBUTORS (0.1%)
    555,660   Australian Pharmaceutical Industries Ltd.                                                  643
     87,955   Fagron N.V.                                                                              2,339
     33,100   Suzuken Co. Ltd.                                                                         1,138
                                                                                                ------------
                                                                                                       4,120
                                                                                                ------------
              HEALTH CARE EQUIPMENT (1.5%)
    775,027   Fisher & Paykel Healthcare Corp. Ltd.                                                    3,561
     96,109   Sonova Holding AG                                                                       12,518
  1,202,700   Terumo Corp.                                                                            32,886
                                                                                                ------------
                                                                                                      48,965
                                                                                                ------------
              HEALTH CARE FACILITIES (0.1%)
     41,005   Orpea                                                                                    3,163
                                                                                                ------------
              HEALTH CARE SUPPLIES (1.9%)
    224,573   Advanced Medical Solutions Group plc(a)                                                    516
  1,427,700   Hoya Corp.                                                                              55,931
    608,500   Nipro Corp.                                                                              6,962
                                                                                                ------------
                                                                                                      63,409
                                                                                                ------------
              HEALTH CARE TECHNOLOGY (0.0%)
    467,387   AGFA-Gevaert N.V.*                                                                       1,425
                                                                                                ------------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
     29,200   CMIC Holdings Co. Ltd.                                                                     395
      5,964   Eurofins Scientific SE                                                                   2,000

================================================================================

7  | USAA International Fund

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
     23,767   Lonza Group AG                                                                    $      3,260
                                                                                                ------------
                                                                                                       5,655
                                                                                                ------------
              PHARMACEUTICALS (9.0%)
    165,501   Almirall, S.A.                                                                           3,246
    141,070   AstraZeneca plc(a)                                                                       8,815
    641,165   Bayer AG                                                                                87,022
    142,800   Daiichi Sankyo Co. Ltd.                                                                  2,753
     37,021   Dechra Pharmaceuticals plc(a)                                                              539
     76,000   Eisai Co. Ltd.                                                                           5,187
      2,774   Galenica AG                                                                              3,570
    135,524   H. Lundbeck A/S*                                                                         4,199
    480,155   Indivior plc*(a)                                                                         1,631
     52,735   Ipsen S.A.                                                                               3,537
    101,000   Kaken Pharmaceutical Co. Ltd.                                                            4,774
    121,047   Meda AB "A"                                                                              1,857
    223,685   Merck KGaA                                                                              21,403
    506,984   Novartis AG                                                                             49,668
     31,041   Recordati S.p.A.                                                                           740
    273,898   Roche Holding AG                                                                        74,804
    147,700   Takeda Pharmaceutical Co. Ltd.                                                           7,264
     88,734   Valeant Pharmaceuticals International, Inc.*                                            20,462
                                                                                                ------------
                                                                                                     301,471
                                                                                                ------------
              Total Health Care                                                                      435,840
                                                                                                ------------

              INDUSTRIALS (12.6%)
              -------------------
              AEROSPACE & DEFENSE (1.2%)
     37,746   Elbit Systems Ltd.                                                                       2,901
    106,263   MTU Aero Engines AG                                                                      9,525
  2,032,947   Rolls-Royce Holdings plc(a)                                                             23,114
     58,597   Thales S.A.                                                                              4,038
                                                                                                ------------
                                                                                                      39,578
                                                                                                ------------
              AIR FREIGHT & LOGISTICS (0.1%)
  1,081,061   PostNL N.V.*                                                                             4,084
                                                                                                ------------
              AIRLINES (0.3%)
  1,133,533   Air New Zealand Ltd.                                                                     1,775
    172,578   Dart Group plc(a)                                                                        1,196
    328,751   Deutsche Lufthansa AG*                                                                   4,004
    996,040   Qantas Airways Ltd.*                                                                     2,382
    461,833   SAS AB*                                                                                    840
     40,220   Wizz Air Holdings plc*(a),(b)                                                            1,109
                                                                                                ------------
                                                                                                      11,306
                                                                                                ------------
              AIRPORT SERVICES (0.1%)
    627,800   SATS Ltd.                                                                                1,584
                                                                                                ------------
              BUILDING PRODUCTS (0.4%)
    148,728   Compagnie de Saint-Gobain                                                                6,837
    110,238   Kingspan Group plc                                                                       2,709
    215,000   Nichias Corp.                                                                            1,376
     59,500   Sankyo Tateyama, Inc.                                                                      915
     23,152   Tarkett S.A.                                                                               540
                                                                                                ------------
                                                                                                      12,377
                                                                                                ------------
              COMMERCIAL PRINTING (0.0%)
     91,800   Nissha Printing Co. Ltd.                                                                 1,576
                                                                                                ------------
              CONSTRUCTION & ENGINEERING (0.7%)
    295,957   Astaldi S.p.A.                                                                           3,236
    248,906   Carillion plc(a)                                                                         1,299
     80,452   Keller Group plc(a)                                                                      1,206
     78,023   Kier Group plc(a)                                                                        1,787
    178,000   Kumagai Gumi Co. Ltd.                                                                      581

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    217,000   Kyudenko Corp.                                                                    $      4,271
    131,300   Meisei Industrial Co. Ltd.                                                                 585
    170,000   Nippon Road Co. Ltd.                                                                       892
    218,500   Peab AB                                                                                  1,554
      1,745   Per Aarsleff A/S "B"                                                                       637
     10,349   Porr AG                                                                                    277
    797,336   Raubex Group Ltd.                                                                        1,061
    574,177   Salini Impregilo S.p.A.                                                                  2,401
    123,100   Seikitokyu Kogyo Co. Ltd.                                                                  565
    809,000   Toyo Engineering Corp.                                                                   2,069
                                                                                                ------------
                                                                                                      22,421
                                                                                                ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
    334,000   Kato Works Co. Ltd.                                                                      1,510
     23,393   KION Group AG                                                                            1,041
    124,600   Kyokuto Kaihatsu Kogyo Co.                                                               1,287
                                                                                                ------------
                                                                                                       3,838
                                                                                                ------------
              DIVERSIFIED SUPPORT SERVICES (0.2%)
    175,952   Downer Group Ltd.                                                                          454
    171,979   Intrum Justitia AB                                                                       5,903
                                                                                                ------------
                                                                                                       6,357
                                                                                                ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.3%)
     75,900   Chiyoda Integre Co. Ltd.                                                                 1,784
  1,822,000   Furukawa Electric Co. Ltd.                                                               2,945
    350,000   Iwasaki Electric Co. Ltd.                                                                  719
    401,472   Legrand S.A.                                                                            23,170
     17,094   Osram Licht AG                                                                             905
    682,906   Schneider Electric SE                                                                   43,167
    199,100   Ushio, Inc.                                                                              2,332
     38,810   Zumtobel Group AG                                                                        1,118
                                                                                                ------------
                                                                                                      76,140
                                                                                                ------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     31,600   Aeon Delight Co. Ltd.                                                                    1,004
    805,717   Mitie Group plc(a)                                                                       3,659
                                                                                                ------------
                                                                                                       4,663
                                                                                                ------------
              HEAVY ELECTRICAL EQUIPMENT (0.1%)
    175,504   Gamesa Corporacion Tecnologica, S.A.                                                     2,645
                                                                                                ------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (1.4%)
     47,924   Adecco S.A.                                                                              3,765
     98,500   en-japan, Inc.                                                                           2,519
  1,179,969   Hays plc(a)                                                                              2,868
    216,395   McMillan Shakespeare Ltd.                                                                2,222
    528,130   Randstad Holding N.V.                                                                   33,395
    143,379   USG People N.V.                                                                          2,121
                                                                                                ------------
                                                                                                      46,890
                                                                                                ------------
              INDUSTRIAL CONGLOMERATES (1.1%)
    106,224   Koninklijke Philips N.V.                                                                 2,732
    347,000   Nisshinbo Industries, Inc.                                                               4,179
     80,458   Rheinmetall AG                                                                           4,968
  2,348,000   Shun Tak Holdings Ltd.                                                                   1,015
  1,404,932   Smiths Group plc(a)                                                                     24,165
                                                                                                ------------
                                                                                                      37,059
                                                                                                ------------
              INDUSTRIAL MACHINERY (1.2%)
     65,620   Biesse S.p.A.                                                                            1,144
    137,700   FANUC Corp.                                                                             22,392
     66,100   Hisaka Works Ltd.                                                                          564
    718,000   Japan Steel Works Ltd.                                                                   2,387
    212,000   Kitagawa Iron Works Co. Ltd.                                                               554
     16,625   Koenig & Bauer AG*                                                                         509

================================================================================

9  | USAA International Fund

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
     25,669   KUKA AG                                                                           $      2,046
    469,000   Makino Milling Machine Co. Ltd.                                                          3,640
    330,000   Nippon Thompson Co. Ltd.                                                                 1,478
      1,561   Rational AG                                                                                642
    596,000   Ryobi Ltd.                                                                               2,379
    123,700   Sintokogio Ltd.                                                                          1,009
    542,000   Toshiba Machine Co. Ltd.                                                                 1,945
                                                                                                ------------
                                                                                                      40,689
                                                                                                ------------
              MARINE (0.7%)
    108,029   Dampskibsselskabet Norden A/S*                                                           2,550
     10,343   DFDS A/S                                                                                 1,689
    405,715   Irish Continental Group plc                                                              2,037
  1,883,000   Kawasaki Kisen Kaish Ltd.                                                                4,194
     70,110   Kuehne & Nagel International AG                                                          9,342
  7,008,000   Pacific Basin Shipping Ltd.                                                              2,188
    927,000   SITC International Co. Ltd.                                                                465
                                                                                                ------------
                                                                                                      22,465
                                                                                                ------------
              MARINE PORTS & SERVICES (0.0%)
     77,237   Hamburger Hafen und Logistik AG                                                          1,408
                                                                                                ------------
              OFFICE SERVICES & SUPPLIES (0.1%)
    155,400   KOKUYO Co. Ltd.                                                                          1,573
     87,200   Moshi Moshi Hotline, Inc.                                                                  891
    120,736   Regus plc(a)                                                                               525
                                                                                                ------------
                                                                                                       2,989
                                                                                                ------------
              RAILROADS (1.3%)
    807,045   Canadian National Railway Co.                                                           44,775
                                                                                                ------------
              RESEARCH & CONSULTING SERVICES (0.5%)
    558,114   Bureau Veritas S.A.                                                                     12,748
    109,348   WS Atkins plc(a)                                                                         2,456
                                                                                                ------------
                                                                                                      15,204
                                                                                                ------------
              SECURITY & ALARM SERVICES (0.2%)
      7,567   Dorma & Kaba Holding AG                                                                  5,010
                                                                                                ------------
              TRADING COMPANIES & DISTRIBUTORS (0.5%)
    520,000   Hanwa Co. Ltd.                                                                           2,183
     81,400   Inabata & Co. Ltd.                                                                         886
     22,000   Kanamoto Co. Ltd.                                                                          582
  2,398,000   Kanematsu Corp.                                                                          3,699
    147,700   Kuroda Electric Co. Ltd.                                                                 2,739
    231,000   Nippon Steel & Sumikin Bussa Corp.                                                         770
    664,995   SIG plc(a)                                                                               1,905
  1,205,200   Sojitz Corp.                                                                             2,555
     76,100   Wakita & Co. Ltd.                                                                          699
                                                                                                ------------
                                                                                                      16,018
                                                                                                ------------
              TRUCKING (0.0%)
    279,902   Redde plc(a)                                                                               682
                                                                                                ------------
              Total Industrials                                                                      419,758
                                                                                                ------------

              INFORMATION TECHNOLOGY (9.0%)
              -----------------------------
              APPLICATION SOFTWARE (1.8%)
    194,326   Dassault Systemes S.A.                                                                  13,496
    246,526   Hansen Technologies Ltd.                                                                   504
    234,755   Micro Focus International plc(a)                                                         4,692
    575,259   SAP SE                                                                                  38,725
  1,217,100   Silverlake Axis Ltd.                                                                       483
     29,965   SimCorp A/S                                                                              1,437
                                                                                                ------------
                                                                                                      59,337
                                                                                                ------------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (0.1%)
    204,082   ADVA Optical Networking SE*                                                       $      2,118
                                                                                                ------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    650,053   Amadeus IT Holding S.A. "A"                                                             27,216
    323,633   Optimal Payments plc*(a)                                                                 1,563
                                                                                                ------------
                                                                                                      28,779
                                                                                                ------------
              ELECTRONIC COMPONENTS (1.2%)
    102,800   Dai-Ichi Seiko Co. Ltd.                                                                  1,233
    375,600   Hosiden Corp.                                                                            2,026
  4,470,500   Kingboard Laminates Holdings Ltd.                                                        1,782
     61,000   KOA Corp.                                                                                  541
    504,600   Kyocera Corp.                                                                           24,786
     99,200   Mitsumi Electric Co. Ltd.                                                                  566
    353,100   Nichicon Corp.                                                                           2,586
    724,000   Nippon Chemi-Con Corp.                                                                   1,738
    167,800   Sumida Corp.                                                                             1,336
    133,900   Taiyo Yuden Co. Ltd.                                                                     1,637
    163,000   Tamura Corp.                                                                               476
                                                                                                ------------
                                                                                                      38,707
                                                                                                ------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
     25,788   Datalogic S.p.A.                                                                           399
    399,327   Halma plc(a)                                                                             4,596
     61,724   Kudelski S.A.                                                                              820
    156,600   Orbotech Ltd.*                                                                           2,609
                                                                                                ------------
                                                                                                       8,424
                                                                                                ------------
              ELECTRONIC MANUFACTURING SERVICES (0.5%)
  5,357,285   Hon Hai Precision Industry Co. Ltd.                                                     15,231
                                                                                                ------------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
     22,600   Nintendo Co. Ltd.                                                                        4,662
                                                                                                ------------
              INTERNET SOFTWARE & SERVICES (0.6%)
    140,196   Alibaba Group Holding Ltd. ADR*                                                          9,270
     11,600   Criteo S.A. ADR*                                                                           455
    186,400   DeNA Co. Ltd.                                                                            3,407
    425,500   Gree, Inc.                                                                               2,008
    895,611   Moneysupermarket.com Ltd. Group plc(a)                                                   4,407
     33,673   NetEnt AB                                                                                1,529
     70,332   Opera Software ASA                                                                         443
                                                                                                ------------
                                                                                                      21,519
                                                                                                ------------
              IT CONSULTING & OTHER SERVICES (0.8%)
     73,547   Alten S.A.                                                                               3,507
     77,458   Altran Technologies S.A.                                                                   870
     30,587   Cap Gemini S.A                                                                           2,750
     12,972   Devoteam S.A.                                                                              378
  1,041,000   Fujitsu Ltd.                                                                             5,170
     54,897   GFI Informatique                                                                           391
     68,200   IT Holdings Corp.                                                                        1,599
    142,800   ITOCHU Techno - Solutions Corp.                                                          3,145
    282,800   Net One Systems Co. Ltd.                                                                 1,717
     67,125   Sopra Steria Group                                                                       7,065
                                                                                                ------------
                                                                                                      26,592
                                                                                                ------------
              SEMICONDUCTOR EQUIPMENT (0.2%)
     98,500   Mimasu Semiconductor Industry Co. Ltd.                                                     960
    605,000   SCREEN Holdings Co. Ltd.                                                                 2,904
    163,900   Shinkawa Ltd.*                                                                             974
    140,700   Tokyo Seimitsu Co. Ltd.                                                                  2,705
                                                                                                ------------
                                                                                                       7,543
                                                                                                ------------

================================================================================

11  | USAA International Fund

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (1.8%)
     47,374   Dialog Semiconductor plc*                                                         $      2,273
  1,276,000   Hua Hong Semiconductor Ltd.*(b)                                                          1,141
    188,291   Kontron AG*                                                                                661
     25,140   Melexis NV                                                                               1,253
    194,981   Micronas Semiconductor Holding AG                                                          867
     15,400   Miraial Co. Ltd.                                                                           149
     49,200   ROHM Co. Ltd.                                                                            2,674
    527,200   Shinko Electric Industries Co. Ltd.                                                      3,375
  2,340,417   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                         46,528
     75,272   Tower Semiconductor Ltd.*                                                                  919
                                                                                                ------------
                                                                                                      59,840
                                                                                                ------------
              SYSTEMS SOFTWARE (0.5%)
     22,500   Alpha Systems, Inc.                                                                        333
    118,700   AVG Technologies N.V.*                                                                   2,745
    175,852   Check Point Software Technologies Ltd.*                                                 13,718
     56,100   Fuji Soft, Inc.                                                                            941
                                                                                                ------------
                                                                                                      17,737
                                                                                                ------------
              TECHNOLOGY DISTRIBUTORS (0.0%)
     42,400   UKC Holdings Corp.                                                                         827
                                                                                                ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.2%)
    159,700   Canon, Inc.                                                                              4,883
    267,900   Compal Electronics Inc.                                                                    782
     44,500   Japan Digital Laboratory Co. Ltd                                                           649
     75,600   Melco Holdings, Inc.                                                                     1,232
                                                                                                ------------
                                                                                                       7,546
                                                                                                ------------
              Total Information Technology                                                           298,862
                                                                                                ------------

              MATERIALS (8.1%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
    374,000   Kureha Corp.                                                                             1,320
    724,000   Mitsui Chemicals, Inc.                                                                   2,454
    888,007   Orica Ltd.                                                                              10,023
                                                                                                ------------
                                                                                                      13,797
                                                                                                ------------
              CONSTRUCTION MATERIALS (0.3%)
    231,924   Buzzi Unicem S.p.A                                                                       3,953
     85,255   LafargeHolcim Ltd.                                                                       5,424
     30,699   Vicat S.A.                                                                               2,064
                                                                                                ------------
                                                                                                      11,441
                                                                                                ------------
              DIVERSIFIED CHEMICALS (0.3%)
    564,000   Ishihara Sangyo Kaisha Ltd.*                                                               512
  6,717,000   Showa Denko K.K.                                                                         7,701
     33,110   Tessenderlo Chemie N.V.*                                                                 1,171
                                                                                                ------------
                                                                                                       9,384
                                                                                                ------------
              DIVERSIFIED METALS & MINING (0.8%)
    263,428   Anglo American plc(a)                                                                    2,956
 14,504,000   CST Mining Group Ltd.*                                                                     159
    649,765   Independence Group NL                                                                    1,531
  1,481,500   Ivanhoe Mines Ltd. "A"*                                                                    901
    147,500   Northern Dynasty Minerals Ltd.*                                                             67
    568,631   Rio Tinto plc(a)                                                                        20,591
                                                                                                ------------
                                                                                                      26,205
                                                                                                ------------
              GOLD (0.3%)
    194,900   Barrick Gold Corp.                                                                       1,356
    418,600   Centerra Gold, Inc.                                                                      2,116
    483,400   Eldorado Gold Corp.                                                                      1,450
  2,258,256   Evolution Mining Ltd.                                                                    1,639

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
 84,444,000   G-Resources Group Ltd.                                                            $      2,223
  1,052,567   Kinross Gold Corp.*                                                                      1,884
  3,711,322   Resolute Mining Ltd.*                                                                      700
                                                                                                ------------
                                                                                                      11,368
                                                                                                ------------
              INDUSTRIAL GASES (2.7%)
    401,151   Air Liquide S.A.                                                                        48,099
    241,696   Linde AG                                                                                42,012
                                                                                                ------------
                                                                                                      90,111
                                                                                                ------------
              METAL & GLASS CONTAINERS (0.0%)
    324,543   Pact Group Holdings Ltd.                                                                 1,019
                                                                                                ------------
              PAPER PACKAGING (0.1%)
  3,124,000   AMVIG Holdings Ltd.                                                                      1,209
     43,429   Smurfit Kappa Group plc                                                                  1,285
                                                                                                ------------
                                                                                                       2,494
                                                                                                ------------
              PAPER PRODUCTS (0.2%)
     59,638   SEMAPA - Sociedade de Investimento e Gestao SGPS S.A.                                      870
    108,576   Mondi plc(a)                                                                             2,453
     84,900   Nippon Paper Industries Co. Ltd.                                                         1,391
    318,729   Portucel S.A.                                                                            1,145
                                                                                                ------------
                                                                                                       5,859
                                                                                                ------------
              PRECIOUS METALS & MINERALS (0.2%)
     92,127   Anglo American Platinum Ltd.*                                                            2,224
  3,036,850   Aquarius Platinum Ltd.*(a)                                                                 389
    476,892   Impala Platinum Holdings Ltd.*                                                           1,781
    825,274   Lonmin plc*(a)                                                                             441
                                                                                                ------------
                                                                                                       4,835
                                                                                                ------------
              SPECIALTY CHEMICALS (2.1%)
    539,259   Akzo Nobel N.V.                                                                         36,513
     57,700   Fujimi, Inc.                                                                               891
    112,600   Hitachi Chemical Co. Ltd.                                                                1,733
    215,200   JSR Corp.                                                                                3,387
    414,000   Nippon Shokubai Co. Ltd.                                                                 6,393
     34,500   Nitto Denko Corp.                                                                        2,325
    273,700   Shin-Etsu Chemical Co. Ltd.                                                             15,065
    640,000   Sumitomo Bakelite Co. Ltd.                                                               2,471
  1,136,000   Tokuyama Corp.*                                                                          1,921
                                                                                                ------------
                                                                                                      70,699
                                                                                                ------------
              STEEL (0.7%)
     77,031   Bekaert S.A. N.V.                                                                        2,236
     82,300   Chubu Steel Plate Co. Ltd.                                                                 340
    336,857   Evraz plc*(a)                                                                              405
    490,000   Godo Steel Ltd.                                                                            796
    130,200   Kyoei Steel Ltd.                                                                         2,271
     96,300   Maruichi Steel Tube Ltd.                                                                 2,455
     94,600   Neturen Co. Ltd.                                                                           667
    239,974   Salzgitter AG                                                                            7,480
    130,000   Sanyo Special Steel Co. Ltd.                                                               519
    347,500   Tokyo Steel Manufacturing Co. Ltd.                                                       2,250
    553,000   Topy Industries Ltd.                                                                     1,218
    103,400   Yamato Kogyo Co.                                                                         2,330
    366,000   Yodogawa Steel Works Ltd.                                                                1,564
                                                                                                ------------
                                                                                                      24,531
                                                                                                ------------
              Total Materials                                                                        271,743
                                                                                                ------------

              TELECOMMUNICATION SERVICES (1.2%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.1%)
    514,379   TalkTalk Telecom Group plc(a)                                                            2,369
                                                                                                ------------

================================================================================

13  | USAA International Fund

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
    288,709   Hellenic Telecommunications Organization S.A.                                     $      2,640
  1,051,000   HKBN Ltd.*                                                                               1,082
    173,598   KT Corp.*                                                                                4,235
     79,864   M2 Group Ltd.                                                                              521
  1,615,841   Magyar Telekom Telecommunications plc*                                                   2,302
    270,882   Orange S.A.                                                                              4,283
  3,718,550   Singapore Telecommunications Ltd.                                                        9,856
    362,256   Telefonica S.A.                                                                          5,118
                                                                                                ------------
                                                                                                      30,037
                                                                                                ------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    115,327   Freenet AG                                                                               3,672
    132,270   Mobistar S.A.*                                                                           2,756
                                                                                                ------------
                                                                                                       6,428
                                                                                                ------------
              Total Telecommunication Services                                                        38,834
                                                                                                ------------

              UTILITIES (1.3%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
    270,800   Hokkaido Electric Power Co. Inc.*                                                        2,975
     87,400   Okinawa Electric Power Co. Inc.                                                          2,058
                                                                                                ------------
                                                                                                       5,033
                                                                                                ------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
  4,244,000   CGN Meiya Power Holdings Co. Ltd.*                                                       1,013
                                                                                                ------------
              MULTI-UTILITIES (1.1%)
     49,796   ACEA S.p.A.                                                                                684
    215,432   E.ON SE                                                                                  2,443
  1,829,765   Engie                                                                                   32,822
    358,905   Iren S.p.A.                                                                                566
    108,726   RWE AG                                                                                   1,634
                                                                                                ------------
                                                                                                      38,149
                                                                                                ------------
              Total Utilities                                                                         44,195
                                                                                                ------------
              Total Common Stocks (cost: $2,759,044)                                               3,228,741
                                                                                                ------------

              EXCHANGE-TRADED FUNDS (0.2%)
     11,602   iShares MSCI EAFE ETF                                                                      696
     56,740   iShares MSCI Emerging Markets ETF                                                        1,920
    355,214   iShares MSCI Japan ETF                                                                   4,305
                                                                                                ------------
              Total Exchange-Traded Funds (cost: $7,086)                                               6,921
                                                                                                ------------

              RIGHTS (0.0%)

              FINANCIALS (0.0%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
    144,500   Chong Hing Bank Ltd.*(a)                                                                     4
                                                                                                ------------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
      7,518   Patrizia Immobilien AG*                                                                    177
                                                                                                ------------
              Total Financials                                                                           181
                                                                                                ------------
              Total Rights (cost: $182)                                                                  181
                                                                                                ------------
              Total Equity Securities (cost: $2,766,312)                                           3,235,843
                                                                                                ------------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                      COUPON                                     VALUE
(000)         SECURITY                                        RATE            MATURITY                 (000)
------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.0%)

              COMMERCIAL PAPER (0.8%)

              FINANCIALS (0.8%)
              -----------------
              DIVERSIFIED BANKS (0.8%)
$     8,295   Barclays U.S. Funding, LLC(b),(c)              0.13%           9/01/2015          $      8,295
     17,087   HSBC USA Inc.(b),(c)                           0.05            9/01/2015                17,087
                                                                                                ------------
                                                                                                      25,382
                                                                                                ------------
              Total Financials                                                                        25,382
                                                                                                ------------
              Total Commercial Paper (cost: $25,382)                                                  25,382
                                                                                                ------------

NUMBER OF
SHARES
------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (1.2%)
 40,909,381   State Street Institutional Liquid Reserves Fund Premier Class, 0.12%(d)                 40,909
                                                                                                ------------
              Total Money Market Funds (cost: $40,909)                                                40,909
                                                                                                ------------
              Total Money Market Instruments (cost: $66,291)                                          66,291
                                                                                                ------------

              TOTAL INVESTMENTS (COST: $2,832,603)                                              $  3,302,134
                                                                                                ============

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------

                                              (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                            QUOTED PRICES          OTHER            SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT        UNOBSERVABLE
                                               MARKETS          OBSERVABLE            INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                         ASSETS                                                  TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                             $  2,623,190        $  605,551           $  --      $  3,228,741
  Exchange-Traded Funds                            6,921                --              --             6,921
  Rights                                             177                 4              --               181
Money Market Instruments:
  Commercial Paper                                    --            25,382              --            25,382
  Money Market Funds                              40,909                --              --            40,909
------------------------------------------------------------------------------------------------------------
Total                                       $  2,671,197        $  630,937            $ --      $  3,302,134
------------------------------------------------------------------------------------------------------------

For the period of June 1, 2015 through August 31, 2015, common stocks with a fair value of $2,519,700,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

15  | USAA International Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

16  | USAA International Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

================================================================================

17  | USAA International Fund

================================================================================

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain equity securities which are valued based on methods discussed in Note A2, and commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2015, were $657,041,000 and $187,510,000, respectively, resulting in net unrealized appreciation of $469,531,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,342,215,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

CATEGORIES AND DEFINITIONS

RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

SPECIFIC NOTES

(a) Security was fair valued at August 31, 2015, by the Manager in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees (the Board). The total value of all such securities was $605,550,000, which represented 18.1% of the Fund's net assets.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.
(c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) Rate represents the money market fund annualized seven-day yield at August 31, 2015.
*    Non-income-producing security.

================================================================================

19  | USAA International Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MANAGED ALLOCATION FUND
AUGUST 31, 2015

                                                                      (Form N-Q)

93925-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA MANAGED ALLOCATION FUND
August 31, 2015 (unaudited)

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES    SECURITY                                                              (000)
----------------------------------------------------------------------------------------
             EQUITY SECURITIES (96.6%)

             EXCHANGE-TRADED FUNDS (96.6%)

             DOMESTIC EXCHANGE-TRADED FUNDS (32.1%)
    352,600  iShares Core S&P Mid-Cap ETF                                     $   49,932
    260,000  iShares Core S&P Small-Cap ETF                                       28,816
    220,300  iShares Russell 2000 ETF                                             25,378
  1,638,600  SPDR S&P 500 ETF Trust                                              323,902
                                                                              ----------
             Total Domestic Exchange-Traded Funds                                428,028
                                                                              ----------

             FIXED-INCOME EXCHANGE-TRADED FUNDS (31.7%)
  1,629,400  iShares 7-10 Year Treasury Bond ETF                                 173,303
    525,000  iShares iBoxx High Yield Corporate Bond ETF                          45,276
    980,200  iShares iBoxx Investment Grade Corporate Bond ETF                   112,782
  2,456,700  SPDR Barclays High Yield Bond ETF                                    90,922
                                                                              ----------
             Total Fixed-Income Exchange-Traded Funds                            422,283
                                                                              ----------

             INTERNATIONAL EXCHANGE-TRADED FUNDS (32.8%)
  1,353,600  iShares Core MSCI EAFE ETF                                           74,665
  3,169,100  iShares MSCI EAFE ETF                                               190,051
  3,360,900  Vanguard FTSE Europe ETF                                            173,187
                                                                              ----------
             Total International Exchange-Traded Funds                           437,903
                                                                              ----------
             Total Equity Exchange-Traded Funds (cost: $1,286,082)             1,288,214
                                                                              ----------
PRINCIPAL
AMOUNT                                                 COUPON
(000)                                                    RATE      MATURITY
----------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.4%)

              COMMERCIAL PAPER (3.0%)

              FINANCIALS (3.0%)
              -----------------
              ASSET-BACKED FINANCING (3.0%)
$     5,000   Crown Point Capital Co., LLC(a)           0.16%     9/03/2015        5,000
      5,576   Gotham Funding Corp.(a),(b)               0.17      9/02/2015        5,576
      6,000   LMA Americas, LLC(a),(b)                  0.14      9/01/2015        6,000
      2,125   Manhattan Asset Funding Co., LLC          0.18      9/18/2015        2,125
      8,000   Ridgefield Funding Co., LLC(a)            0.20      9/02/2015        8,000
     13,791   Victory Receivables Corp.(a),(b)          0.19      9/15/2015       13,790
                                                                              ----------
                                                                                  40,491
                                                                              ----------
              Total Financials                                                    40,491
                                                                              ----------
              Total Commercial Paper                                              40,491
                                                                              ----------

================================================================================

1  | USAA Managed Allocation Fund

================================================================================

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES    SECURITY                                                              (000)
----------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.4%)
5,461,283    State Street Institutional Liquid Reserves
               Fund Premier Class, 0.12%(c)                                 $      5,461
                                                                            ------------
             Total Money Market Instruments (cost: $45,952)                       45,952
                                                                            ------------

             TOTAL INVESTMENTS (COST: $1,332,034)                           $  1,334,166
                                                                            ============

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                               (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                             QUOTED PRICES         OTHER          SIGNIFICANT
                                               IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                                MARKETS         OBSERVABLE          INPUTS
                                             FOR IDENTICAL         INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Exchange-Traded Funds:
    Domestic Exchange-Traded Funds           $    428,028        $      --           $  --       $    428,028
    Fixed-Income Exchange-Traded Funds            422,283               --              --            422,283
    International Exchange-Traded Funds           437,903               --              --            437,903
Money Market Instruments:
  Commercial Paper                                     --           40,491              --             40,491
  Money Market Funds                                5,461               --              --              5,461
-------------------------------------------------------------------------------------------------------------
Total                                        $  1,293,675        $  40,491           $  --       $  1,334,166
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2015 through August 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Managed Allocation Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

3  | USAA Managed Allocation Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is

================================================================================

                                          Notes to Portfolio of Investments |  4

================================================================================

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2015, were $45,317,000 and $43,185,000, respectively, resulting in net unrealized appreciation of $2,132,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,334,049,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 32.8% of net assets at August 31, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

5  | USAA Managed Allocation Fund

================================================================================

(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Rate represents the money market fund annualized seven-day yield at August 31, 2015.

================================================================================

                                          Notes to Portfolio of Investments |  6

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA PRECIOUS METALS AND MINERALS FUND
AUGUST 31, 2015

                                                                      (Form N-Q)

48049-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
August 31, 2015 (unaudited)

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES    SECURITY                                                              (000)
----------------------------------------------------------------------------------------
             COMMON STOCKS (96.7%)

             GOLD (82.3%)

             AFRICAN GOLD COMPANIES (5.2%)
  1,679,800  AngloGold Ashanti Ltd. ADR*                                      $   13,640
  3,900,000  Gold Fields Ltd. ADR                                                 12,597
 18,400,000  Great Basin Gold Ltd.*(a)                                                --
  6,500,000  Great Basin Gold Ltd., acquired 03/30/2012;
               cost $4,455*(a),(b),(c)                                                --
  3,700,000  Harmony Gold Mining Co. Ltd. ADR*                                     3,414
                                                                              ----------
                                                                                  29,651
                                                                              ----------
             AUSTRALIAN GOLD COMPANIES (8.7%)
  3,044,572  AuRico Metals, Inc.*                                                  1,736
  7,063,636  Kingsgate Consolidated Ltd.*                                          3,217
  2,900,000  Newcrest Mining Ltd.*                                                23,114
  5,000,000  OceanaGold Corp.                                                      8,817
 21,450,000  Perseus Mining Ltd.*                                                  6,196
 15,971,414  St. Barbara Ltd.*                                                     6,138
                                                                              ----------
                                                                                  49,218
                                                                              ----------
             EUROPEAN GOLD COMPANIES (7.8%)
 12,200,000  Centamin plc                                                         11,221
    551,000  Randgold Resources Ltd. ADR                                          33,220
                                                                              ----------
                                                                                  44,441
                                                                              ----------
             NORTH AMERICAN GOLD COMPANIES (57.2%)
    900,000  Agnico-Eagle Mines Ltd.                                              22,032
  8,161,500  Alacer Gold Corp.*                                                   17,804
  3,492,500  Alamos Gold, Inc. "A"*                                               14,388
  3,431,280  Alamos Gold, Inc. "A"*                                               14,068
    240,000  Axmin, Inc., acquired 12/06/2006-06/03/2008; cost $1,806*(b)              2
  6,782,289  B2Gold Corp.*                                                         7,939
  1,460,000  Barrick Gold Corp.                                                   10,147
  4,161,000  Centerra Gold, Inc.                                                  21,033
  1,938,200  Continental Gold, Inc.*                                               4,140
    242,800  Detour Gold Corp.*                                                    2,453
  5,539,800  Dundee Precious Metals, Inc.*                                         9,643
  7,220,000  Eldorado Gold Corp.                                                  21,660
    650,000  Freeport-McMoRan, Inc.                                                6,916
  2,000,000  Goldcorp, Inc.                                                       27,720
  1,525,900  Guyana Goldfields, Inc.*                                              4,686
  3,500,000  IAMGOLD Corp.*                                                        5,845
  5,600,000  Kinross Gold Corp.*                                                  10,024
  1,985,000  Kirkland Lake Gold, Inc.*                                             8,027
    851,000  Klondex Mines Ltd.*                                                   2,264
  7,777,000  Mandalay Resources Corp.                                              4,906
  1,872,100  Nautilus Minerals, Inc., acquired 02/02/2007-03/11/2009;
               cost $3,817*(b),(c)                                                   498
  6,610,700  New Gold, Inc.*                                                      15,205

================================================================================

1  | USAA Precious Metals and Minerals Fund

================================================================================

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES    SECURITY                                                              (000)
----------------------------------------------------------------------------------------
  1,200,000  Newmont Mining Corp.                                             $   20,484
    375,000  Northern Star Mining Corp., acquired 05/05/2006;
               cost $373*(a),(b)                                                      --
    350,000  Pretium Resources, Inc.*                                              1,869
  2,563,600  Primero Mining Corp.*                                                 7,424
 19,603,950  Romarco Minerals, Inc.*                                               8,345
    550,000  Royal Gold, Inc.                                                     26,466
  6,900,000  SEMAFO, Inc.*                                                        17,098
  5,200,300  Torex Gold Resources, Inc.*                                           4,901
  3,800,000  Yamana Gold, Inc.                                                     7,144
                                                                              ----------
                                                                                 325,131
                                                                              ----------
             SOUTH AMERICAN GOLD COMPANIES (3.4%)
    938,700  Asanko Gold, Inc.*                                                    1,541
  2,825,000  Compania de Minas Buenaventura S.A. ADR                              17,854
                                                                              ----------
                                                                                  19,395
                                                                              ----------
             Total Gold (cost: $1,238,122)                                       467,836
                                                                              ----------

             PLATINUM GROUP METALS (1.4%)
  1,200,000  Impala Platinum Holdings Ltd.*                                        4,481
 12,000,000  Platinum Group Metals Ltd.*                                           3,433
                                                                              ----------
             Total Platinum Group Metals (cost: $19,447)                           7,914
                                                                              ----------
             SILVER (13.0%)
  1,066,457  Fresnillo plc(a)                                                     10,085
    333,500  MAG Silver Corp.*                                                     2,454
  2,100,000  Pan American Silver Corp.                                            14,553
  2,125,000  Silver Wheaton Corp.                                                 25,989
  2,495,800  Tahoe Resources, Inc.                                                20,868
                                                                              ----------
             Total Silver (cost: $149,300)                                        73,949
                                                                              ----------
             Total Common Stocks (cost: $1,406,869)                              549,699
                                                                              ----------

PRINCIPAL
AMOUNT                                                 COUPON
(000)                                                    RATE      MATURITY
----------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.7%)

              COMMERCIAL PAPER (1.3%)
$     5,350   LMA Americas, LLC(d),(e)                  0.15%     9/03/2015        5,350
      2,000   Ridgefield Funding Co., LLC(d)            0.20      9/02/2015        2,000
                                                                              ----------
              Total Commercial Paper                                               7,350
                                                                              ----------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (1.4%)
  8,240,000   State Street Institutional Liquid Reserves
                Fund Premier Class, 0.12%(f)                                       8,240
                                                                              ----------
              Total Money Market Instruments (cost: $15,590)                      15,590
                                                                              ----------

              TOTAL INVESTMENTS (COST: $1,422,459)                            $  565,289
                                                                              ==========

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                              (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES        OTHER           SIGNIFICANT
                                              IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                               MARKETS         OBSERVABLE           INPUTS
                                            FOR IDENTICAL        INPUTS
ASSETS                                          ASSETS                                                   TOTAL
--------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $  539,614        $  10,085            $  --           $  549,699
Money Market Instruments:
  Commercial Paper                                   --            7,350               --                7,350
  Money Market Funds                              8,240               --               --                8,240
--------------------------------------------------------------------------------------------------------------
Total                                        $  547,854        $  17,435            $  --           $  565,289
--------------------------------------------------------------------------------------------------------------

For the period of June 1, 2015 through August 31, 2015, common stocks with a fair value of $6,057,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

3  | USAA Precious Metals and Minerals Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund consists of three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

4  | USAA Precious Metals and Minerals Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of

================================================================================

5  | USAA Precious Metals and Minerals Fund

================================================================================

securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain common stocks which are valued based on methods discussed in Note A2, and commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2015, were $5,706,000 and $862,876,000, respectively, resulting in net unrealized depreciation of $857,170,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $568,651,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 80.4% of net assets at August 31, 2015.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at August 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $10,085,000, which represented 1.8% of the Fund's net assets.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2015, was $500,000, which represented 0.1% of the Fund's net assets.
(c) Restricted security that is not registered under the Securities Act of 1933.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(f) Rate represents the money market fund annualized seven-day yield at August 31, 2015.
*      Non-income-producing security.

================================================================================

7  | USAA Precious Metals and Minerals Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TREASURY MONEY MARKET TRUST(R)
AUGUST 31, 2015

                                                                      (Form N-Q)

48053-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
August 31, 2015 (unaudited)

PRINCIPAL
AMOUNT                                                                                                       VALUE
(000)         SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (97.8%)

$    25,000   Bank of America, N.A., 0.12%, acquired 8/31/2015 and due on 9/01/2015 at
                 $25,000 (collateralized by $22,312 of U.S. Treasury, 3.63%(a), due
                 2/15/2044; market value $25,500)                                                    $      25,000
     53,000   Credit Agricole Corporate & Investment Bank, 0.12%, acquired 8/31/2015 and due on 9/01/2015 at $53,000 (collateralized by $50,731 of U.S. Treasury, 2.75%-
                 6.38%(a), due 8/15/2017-8/15/2027; $124 of Government National Mortgage
                 Assn.(b), 6.00%, due 8/20/2039; combined market value $54,060)                             53,000
     22,000   Credit Agricole Corporate & Investment Bank, 0.13%, acquired 8/31/2015 and due on 9/01/2015 at $22,000 (collateralized by $18,605 of U.S. Treasury,
                 2.50%(c), due 7/15/2016; market value $22,440)                                             22,000
     40,000   HSBC USA, Inc., 0.11%, acquired 8/31/2015 and due on 9/01/2015 at $40,000
                 (collateralized by $40,810 of U.S. Treasury, 2.13%(a), due 5/15/2025; market
                 value $40,801)                                                                             40,000
                                                                                                     -------------
              Total Repurchase Agreements (cost: $140,000)                                                 140,000
                                                                                                     -------------

              TOTAL INVESTMENTS (COST: $140,000)                                                     $     140,000
                                                                                                     =============

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                               (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                             QUOTED PRICES        OTHER           SIGNIFICANT
                                               IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                                MARKETS         OBSERVABLE          INPUTS
                                             FOR IDENTICAL        INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Repurchase Agreements                            $  --          $  140,000            $  --        $  140,000
-------------------------------------------------------------------------------------------------------------
Total                                            $  --          $  140,000            $  --        $  140,000
-------------------------------------------------------------------------------------------------------------

================================================================================

1  | USAA Treasury Money Market Trust

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Treasury Money Market Trust (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods

================================================================================

2  | USAA Treasury Money Market Trust

================================================================================

determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At August 31, 2015, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

================================================================================

3  | USAA Treasury Money Market Trust

================================================================================

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $143,126,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.
(b) Mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.
(c) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

================================================================================

                                          Notes to Portfolio of Investments |  4

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA WORLD GROWTH FUND
AUGUST 31, 2015

                                                                      (Form N-Q)

48051-1015                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA WORLD GROWTH FUND
August 31, 2015 (unaudited)

                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             COMMON STOCKS (98.9%)

             CONSUMER DISCRETIONARY (19.5%)
             ------------------------------
             ADVERTISING (2.3%)
  153,492    Omnicom Group, Inc.                                                  $   10,281
  788,543    WPP plc(a)                                                               16,296
                                                                                  ----------
                                                                                      26,577
                                                                                  ----------
             APPAREL RETAIL (0.7%)
  242,832    Urban Outfitters, Inc.*                                                   7,494
                                                                                  ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (3.5%)
  279,028    Burberry Group plc(a)                                                     6,004
  147,757    Compagnie Financiere Richemont S.A.                                      11,059
    6,031    Hermes International                                                      2,143
  123,639    LVMH Moet Hennessy Louis Vuitton SE                                      20,624
                                                                                  ----------
                                                                                      39,830
                                                                                  ----------
             AUTO PARTS & EQUIPMENT (0.7%)
  107,258    Delphi Automotive plc                                                     8,100
                                                                                  ----------
             AUTOMOTIVE RETAIL (1.1%)
   17,690    AutoZone, Inc.*                                                          12,666
                                                                                  ----------
             CABLE & SATELLITE (2.1%)
  706,688    Sky plc(a)                                                               11,282
   70,608    Time Warner Cable, Inc.                                                  13,135
                                                                                  ----------
                                                                                      24,417
                                                                                  ----------
             CASINOS & GAMING (0.6%)
  601,600    Sands China Ltd.                                                          2,088
  635,669    William Hill plc(a)                                                       3,489
   24,478    Wynn Resorts Ltd.                                                         1,837
                                                                                  ----------
                                                                                       7,414
                                                                                  ----------
             MOTORCYCLE MANUFACTURERS (0.2%)
   35,384    Harley-Davidson, Inc.                                                     1,983
                                                                                  ----------
             MOVIES & ENTERTAINMENT (5.4%)
  398,827    Time Warner, Inc.                                                        28,357
   51,687    Viacom, Inc. "B"                                                          2,107
  311,801    Walt Disney Co.                                                          31,766
                                                                                  ----------
                                                                                      62,230
                                                                                  ----------
             RESTAURANTS (2.2%)
  842,926    Compass Group plc(a)                                                     13,297
  107,426    McDonald's Corp.                                                         10,208
   23,026    Whitbread plc(a)                                                          1,680
                                                                                  ----------
                                                                                      25,185
                                                                                  ----------
             SPECIALTY STORES (0.7%)
  290,375    Sally Beauty Holdings, Inc.*                                              7,590
                                                                                  ----------
             Total Consumer Discretionary                                            223,486
                                                                                  ----------

================================================================================

1  | USAA World Growth Fund

================================================================================

                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             CONSUMER STAPLES (17.4%)
             ------------------------
             BREWERS (2.5%)
1,065,629    Ambev S.A.                                                           $    5,609
  115,691    Carlsberg A/S "B"                                                         8,732
  184,859    Heineken N.V.                                                            14,624
                                                                                  ----------
                                                                                      28,965
                                                                                  ----------
             DISTILLERS & VINTNERS (3.4%)
  843,927    Diageo plc(a)                                                            22,420
  151,976    Pernod Ricard S.A.                                                       15,949
                                                                                  ----------
                                                                                      38,369
                                                                                  ----------
             FOOD RETAIL (0.2%)
   35,400    Lawson, Inc.                                                              2,529
                                                                                  ----------
             HOUSEHOLD PRODUCTS (5.6%)
  237,823    Colgate-Palmolive Co.                                                    14,938
  348,856    Reckitt Benckiser Group plc(a)                                           30,599
  653,576    Svenska Cellulosa AB "B"                                                 18,636
                                                                                  ----------
                                                                                      64,173
                                                                                  ----------
             PACKAGED FOODS & MEAT (5.7%)
  296,561    DANONE S.A.                                                              18,433
  252,509    Kellogg Co.                                                              16,736
  415,020    Nestle S.A.                                                              30,612
                                                                                  ----------
                                                                                      65,781
                                                                                  ----------
             Total Consumer Staples                                                  199,817
                                                                                  ----------

             ENERGY (1.8%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (1.5%)
  114,441    National Oilwell Varco, Inc.                                              4,844
  159,480    Schlumberger Ltd.                                                        12,339
                                                                                  ----------
                                                                                      17,183
                                                                                  ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
  399,500    INPEX Corp.                                                               4,027
                                                                                  ----------
             Total Energy                                                             21,210
                                                                                  ----------

             FINANCIALS (13.3%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (5.6%)
  482,415    Bank of New York Mellon Corp.                                            19,200
  298,338    Franklin Resources, Inc.                                                 12,107
  151,496    Julius Baer Group Ltd.*                                                   7,377
  356,344    State Street Corp.                                                       25,628
                                                                                  ----------
                                                                                      64,312
                                                                                  ----------
             CONSUMER FINANCE (1.6%)
  233,394    American Express Co.                                                     17,906
                                                                                  ----------
             DIVERSIFIED BANKS (2.4%)
   17,705    Credicorp Ltd.                                                            1,947
  173,287    Erste Group Bank AG*                                                      5,164
  782,913    Grupo Financiero Banorte S.A. "O"                                         3,748
  458,103    Itau Unibanco Holding S.A. ADR                                            3,353
  540,300    Kasikornbank Public Co. Ltd.                                              2,728
   10,597    Komercni Banka A/S                                                        2,415
1,061,417    Sberbank of Russia*(a)                                                    1,228
  575,530    Standard Chartered plc(a)                                                 6,678
                                                                                  ----------
                                                                                      27,261
                                                                                  ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             DIVERSIFIED CAPITAL MARKETS (1.5%)
  846,784    UBS Group AG                                                         $   17,546
                                                                                  ----------
             INVESTMENT BANKING & BROKERAGE (1.2%)
   75,654    Goldman Sachs Group, Inc.                                                14,269
                                                                                  ----------
             REINSURANCE (0.4%)
   50,084    Swiss Re AG                                                               4,303
                                                                                  ----------
             SPECIALIZED FINANCE (0.6%)
   74,651    Deutsche Boerse AG                                                        6,684
                                                                                  ----------
             Total Financials                                                        152,281
                                                                                  ----------
             HEALTH CARE (15.8%)
             -------------------
             HEALTH CARE EQUIPMENT (6.0%)
  250,177    Medtronic plc                                                            18,085
   46,723    Sonova Holding AG                                                         6,085
  235,766    St. Jude Medical, Inc.                                                   16,695
  176,685    Stryker Corp.                                                            17,430
  109,069    Zimmer Biomet Holdings, Inc.                                             11,295
                                                                                  ----------
                                                                                      69,590
                                                                                  ----------
             HEALTH CARE SUPPLIES (1.7%)
  183,703    DENTSPLY International, Inc.                                              9,628
  255,000    Hoya Corp.                                                                9,990
                                                                                  ----------
                                                                                      19,618
                                                                                  ----------
             LIFE SCIENCES TOOLS & SERVICES (3.5%)
  228,924    Thermo Fisher Scientific, Inc.                                           28,700
   92,446    Waters Corp.*                                                            11,221
                                                                                  ----------
                                                                                      39,921
                                                                                  ----------
             PHARMACEUTICALS (4.6%)
  189,580    Bayer AG                                                                 25,731
   78,532    Johnson & Johnson                                                         7,380
  103,105    Merck KGaA                                                                9,866
   35,313    Roche Holding AG                                                          9,644
                                                                                  ----------
                                                                                      52,621
                                                                                  ----------
             Total Health Care                                                       181,750
                                                                                  ----------

             INDUSTRIALS (14.8%)
             -------------------
             AEROSPACE & DEFENSE (4.7%)
  298,343    Honeywell International, Inc.                                            29,617
   85,358    MTU Aero Engines AG                                                       7,651
  184,741    United Technologies Corp.                                                16,924
                                                                                  ----------
                                                                                      54,192
                                                                                  ----------
             AIR FREIGHT & LOGISTICS (1.5%)
  178,673    United Parcel Service, Inc. "B"                                          17,448
                                                                                  ----------
             AIRPORT SERVICES (0.2%)
   16,935    Aena S.A.*                                                                1,948
                                                                                  ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.4%)
  206,108    Legrand S.A.                                                             11,895
   24,956    Rockwell Automation, Inc.                                                 2,791
  205,206    Schneider Electric SE                                                    12,971
                                                                                  ----------
                                                                                      27,657
                                                                                  ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (1.0%)
  144,177    Adecco S.A.*                                                             11,328
                                                                                  ----------
             INDUSTRIAL CONGLOMERATES (1.6%)
  124,521    3M Co.                                                                   17,699
                                                                                  ----------

================================================================================

3  | USAA World Growth Fund

================================================================================

                                                                                      MARKET
NUMBER                                                                                 VALUE
OF SHARES    SECURITY                                                                  (000)
--------------------------------------------------------------------------------------------
             RAILROADS (2.1%)
  341,950    Canadian National Railway Co.                                        $   18,971
   63,378    Union Pacific Corp.                                                       5,434
                                                                                  ----------
                                                                                      24,405
                                                                                  ----------
             TRADING COMPANIES & DISTRIBUTORS (1.3%)
   88,594    Brenntag AG                                                               4,929
   66,914    NOW, Inc.*                                                                1,141
   38,165    W.W. Grainger, Inc.                                                       8,528
                                                                                  ----------
                                                                                      14,598
                                                                                  ----------
             Total Industrials                                                       169,275
                                                                                  ----------

             INFORMATION TECHNOLOGY (10.7%)
             ------------------------------
             APPLICATION SOFTWARE (0.1%)
   24,134    Dassault Systemes S.A.                                                    1,676
                                                                                  ----------
             COMMUNICATIONS EQUIPMENT (0.7%)
  289,558    Cisco Systems, Inc.                                                       7,494
                                                                                  ----------
             DATA PROCESSING & OUTSOURCED SERVICES (2.9%)
  157,746    PayPal Holdings, Inc.*                                                    5,521
  387,443    Visa, Inc. "A"                                                           27,625
                                                                                  ----------
                                                                                      33,146
                                                                                  ----------
             ELECTRONIC COMPONENTS (0.7%)
  152,195    Amphenol Corp. "A"                                                        7,969
                                                                                  ----------
             INTERNET SOFTWARE & SERVICES (0.4%)
  157,746    eBay, Inc.*                                                               4,276
                                                                                  ----------
             IT CONSULTING & OTHER SERVICES (2.5%)
  305,726    Accenture plc "A"                                                        28,821
                                                                                  ----------
             SEMICONDUCTORS (0.7%)
  201,028    Microchip Technology, Inc.                                                8,544
                                                                                  ----------
             SYSTEMS SOFTWARE (2.2%)
   69,747    Check Point Software Technologies Ltd.*                                   5,441
  526,701    Oracle Corp.                                                             19,535
                                                                                  ----------
                                                                                      24,976
                                                                                  ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.5%)
    6,250    Samsung Electronics Co. Ltd.                                              5,755
                                                                                  ----------
             Total Information Technology                                            122,657
                                                                                  ----------

             MATERIALS (5.6%)
             ----------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   65,109    Monsanto Co.                                                              6,358
                                                                                  ----------
             INDUSTRIAL GASES (3.1%)
   50,936    Air Liquide S.A.                                                          6,107
  109,964    Linde AG                                                                 19,114
   95,050    Praxair, Inc.                                                            10,052
                                                                                  ----------
                                                                                      35,273
                                                                                  ----------
             SPECIALTY CHEMICALS (2.0%)
  204,910    AkzoNobel N.V.                                                           13,874
   79,844    International Flavors & Fragrances, Inc.                                  8,747
                                                                                  ----------
                                                                                      22,621
                                                                                  ----------
             Total Materials                                                          64,252
                                                                                  ----------
             Total Common Stocks (cost: $801,587)                                  1,134,728
                                                                                  ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                         MARKET
AMOUNT                                                 COUPON                      VALUE
(000)         SECURITY                                   RATE      MATURITY        (000)
----------------------------------------------------------------------------------------

              MONEY MARKET INSTRUMENTS (0.8%)

              COMMERCIAL PAPER (0.8%)

              FINANCIALS (0.8%)
              -----------------
              DIVERSIFIED BANKS (0.8%)
$     3,164   Barclays U.S. Funding, LLC(b),(c)         0.13%     9/01/2015   $    3,164
      6,529   HSBC USA, Inc.(b),(c)                     0.05      9/01/2015        6,529
                                                                              ----------
                                                                                   9,693
                                                                              ----------
              Total Financials                                                     9,693
                                                                              ----------
              Total Commercial Paper                                               9,693
                                                                              ----------

NUMBER OF
SHARES
----------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.0%)
        159   State Street Institutional Liquid Reserves
                Fund Premier Class, 0.12%(d)                                          --
                                                                             -----------
              Total Money Market Funds                                                --
                                                                             -----------
              Total Money Market Instruments (cost: $9,693)                        9,693
                                                                             -----------

              TOTAL INVESTMENTS (COST: $811,280)                             $ 1,144,421
                                                                             ===========

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                               (LEVEL 1)         (LEVEL 2)       (LEVEL 3)
                                             QUOTED PRICES        OTHER         SIGNIFICANT
                                               IN ACTIVE        SIGNIFICANT     UNOBSERVABLE
                                                MARKETS         OBSERVABLE        INPUTS
                                             FOR IDENTICAL        INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $  1,021,755        $  112,973        $  --         $  1,134,728
Money Market Instruments:
  Commercial Paper                                     --             9,693           --                9,693
  Money Market Funds                                   --                --           --                   --
-------------------------------------------------------------------------------------------------------------
Total                                        $  1,021,755        $  122,666        $  --         $  1,144,421
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2015 through August 31, 2015, common stocks with a fair value of $379,218,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA World Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

Effective August 7, 2015, the Fund consists of three classes of shares: World Growth Fund Shares (Fund Shares), World Growth Fund Adviser Shares (Adviser Shares) and a new share class designated World Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

6  | USAA World Growth Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

================================================================================

7  | USAA World Growth Fund

================================================================================

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain common stocks which are valued based on methods discussed in Note A2, and commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2015, were $365,303,000 and $32,162,000, respectively, resulting in net unrealized appreciation of $333,141,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,147,438,000 at August 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 44.8% of net assets at August 31, 2015.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at August 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $112,973,000 which represented 9.8% of the Fund's net assets.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) Rate represents the money market fund annualized seven-day yield at August 31, 2015.
*      Non-income-producing security.

================================================================================

9  | USAA World Growth Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     October 26, 2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     October 26, 2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     October 26, 2015
         ------------------------------